Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 97.7%
COMMUNICATION SERVICES - 9.2%
Activision Blizzard, Inc.	13,500	$802,170
Alphabet, Inc., Class A(a)	8,806	11,794,668
Alphabet, Inc., Class C(a)	5,430	7,260,019
Altice USA, Inc., Class A(a)	6,100	166,774
AMC Entertainment Holdings, Inc., Class A	600	4,344
AMC Networks, Inc., Class A(a)	900	35,550
AT&T, Inc.	196,543	7,680,900
ATN International, Inc.	100	5,539
Bandwidth, Inc., Class A(a)	500	32,025
Boingo Wireless, Inc.(a)	400	4,380
Cable One, Inc.	100	148,847
Care.com, Inc.(a)	200	3,006
Cargurus, Inc.(a)	1,700	59,806
Cars.com, Inc.(a)	1,500	18,330
Central European Media Enterprises Ltd., Class A(a)	900	4,077
CenturyLink, Inc.	19,800	261,558
Charter Communications, Inc., Class A(a)	2,860	1,387,329
Cincinnati Bell, Inc.(a)	563	5,895
Cinemark Holdings, Inc.	1,800	60,930
Cogent Communications Holdings, Inc.	2,576	169,527
Comcast Corp., Class A	81,200	3,651,564
comScore, Inc.(a)	8,863	43,783
Consolidated Communications Holdings, Inc.	700	2,716
Discovery, Inc., Class A(a)	2,600	85,124
Discovery, Inc., Class C(a)	6,600	201,234
DISH Network Corp., Class A(a)	4,726	167,631
Electronic Arts, Inc.(a)	53,750	5,778,662
Emerald Expositions Events, Inc.	200	2,110
Entercom Communications Corp., Class A	1,500	6,960
Entravision Communications Corp., Class A	800	2,096
Eros International PLC(a)	400	1,356
EW Scripps Co. (The), Class A	700	10,997
Facebook, Inc., Class A(a)	63,630	13,060,057
Fox Corp., Class A	6,433	238,471
Fox Corp., Class B(a)	3,000	109,200
Frontier Communications Corp.(a)	900	801
Gannett Co., Inc.	1,305	8,326
GCI Liberty, Inc., Class A(a)	2,000	141,700
Glu Mobile, Inc.(a)	4,894	29,609
Gogo, Inc.(a)	2,438	15,603
Gray Television, Inc.(a)	2,100	45,024
IAC/InterActiveCorp(a)	1,400	348,754
IMAX Corp.(a)	600	12,258
Intelsat S.A.(a)	745	5,237
Interpublic Group of Cos., Inc. (The)	7,300	168,630
Iridium Communications, Inc.(a)	2,100	51,744
John Wiley & Sons, Inc., Class A	8,250	400,290
Liberty Broadband Corp., Class A(a)	600	74,736
Liberty Broadband Corp., Class C(a)	2,000	251,500
Liberty Latin America Ltd., Class A(a)	600	11,580
Liberty Latin America Ltd., Class C(a)	1,600	31,136
Liberty Media Corp.-Liberty Braves, Class C(a)	400	11,816
Liberty Media Corp.-Liberty Formula One, Class A(a)	300	13,134
Liberty Media Corp.-Liberty Formula One, Class C(a)	3,700	170,070
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,500	72,510
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	3,000	144,420
Liberty TripAdvisor Holdings, Inc., Class A(a)	800	5,880
Lions Gate Entertainment Corp., Class A(a)	600	6,396
Lions Gate Entertainment Corp., Class B(a)	1,200	11,916
Live Nation Entertainment, Inc.(a)	2,100	150,087
Loral Space & Communications, Inc.(a)	100	3,232
Madison Square Garden Co. (The), Class A(a)	404	118,853
Marchex, Inc., Class B(a)	1,955	7,390
Marcus Corp. (The)	200	6,354
Match Group, Inc.(a)	1,100	90,321
Meet Group, Inc. (The)(a)	93	466
Meredith Corp.	800	25,976
MSG Networks, Inc., Class A(a)	700	12,180
National CineMedia, Inc.	700	5,103
Netflix, Inc.(a)	7,580	2,452,661
New York Times Co. (The), Class A	2,400	77,208
News Corp., Class A	6,900	97,566
News Corp., Class B	3,200	46,432
Nexstar Media Group, Inc., Class A	800	93,800
Omnicom Group, Inc.	4,000	324,080
ORBCOMM, Inc.(a)	800	3,368
QuinStreet, Inc.(a)	400	6,124
Reading International, Inc., Class A(a)	200	2,238
Roku, Inc.(a)	1,500	200,850
Scholastic Corp.	2,645	101,700
Shenandoah Telecommunications Co.	1,000	41,610
Sinclair Broadcast Group, Inc., Class A	1,400	46,676
Sirius XM Holdings, Inc.	29,944	214,100
Spotify Technology S.A.(a)	2,100	314,055
Sprint Corp.(a)	12,000	62,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
COMMUNICATION SERVICES (continued)
T-Mobile US, Inc.(a)	5,600	$439,152
Take-Two Interactive Software, Inc.(a)	2,000	244,860
TechTarget, Inc.(a)	200	5,220
TEGNA, Inc.	4,200	70,098
Telephone & Data Systems, Inc.	1,900	48,317
Tribune Publishing Co.	200	2,632
TripAdvisor, Inc.	2,000	60,760
TrueCar, Inc.(a)	3,594	17,072
Twitter, Inc.(a)	13,200	423,060
United States Cellular Corp.(a)	200	7,246
Verizon Communications, Inc.	74,500	4,574,300
ViacomCBS, Inc., Class A	59	2,647
ViacomCBS, Inc., Class B	9,239	387,761
Vonage Holdings Corp.(a)	3,900	28,821
Walt Disney Co. (The)	65,043	9,407,169
World Wrestling Entertainment, Inc., Class A	800	51,896
Yelp, Inc.(a)	1,966	68,476
Zayo Group Holdings, Inc.(a)	4,300	148,995
Zillow Group, Inc., Class A(a)	1,000	45,740
Zillow Group, Inc., Class C(a)	2,400	110,256
Zynga, Inc., Class A(a)	14,700	89,964
Total Communication Services		76,040,097
CONSUMER DISCRETIONARY - 8.4%
1-800-Flowers.com, Inc., Class A(a)	300	4,350
Aaron's, Inc.	1,400	79,954
Abercrombie & Fitch Co., Class A	800	13,832
Acushnet Holdings Corp.	400	13,000
Adient PLC(a)	1,600	34,000
Adtalem Global Education, Inc.(a)	1,100	38,467
Advance Auto Parts, Inc.	5,550	888,888
Amazon.com, Inc.(a)	7,440	13,747,930
America's Car-Mart, Inc.(a)	100	10,966
American Axle & Manufacturing Holdings, Inc.(a)	9,601	103,307
American Eagle Outfitters, Inc.	3,000	44,100
American Outdoor Brands Corp.(a)	600	5,568
American Public Education, Inc.(a)	1,342	36,757
Aptiv PLC	4,800	455,856
Aramark	4,600	199,640
Asbury Automotive Group, Inc.(a)	500	55,895
Ascena Retail Group, Inc.(a)	100	767
At Home Group, Inc.(a)	600	3,300
AutoNation, Inc.(a)	1,200	58,356
AutoZone, Inc.(a)	440	524,176
Barnes & Noble Education, Inc.(a)	2,402	10,227
Beazer Homes USA, Inc.(a)	400	5,652
Bed Bath & Beyond, Inc.	2,900	50,170
Best Buy Co., Inc.	4,300	377,540
Big Lots, Inc.	500	14,360
BJ's Restaurants, Inc.	200	7,592
Bloomin' Brands, Inc.	3,942	87,000
Booking Holdings, Inc.(a)	750	1,540,298
Boot Barn Holdings, Inc.(a)	200	8,906
BorgWarner, Inc.	3,900	169,182
Boyd Gaming Corp.	1,900	56,886
Bright Horizons Family Solutions, Inc.(a)	1,100	165,319
Brinker International, Inc.	1,000	42,000
Brunswick Corp.	1,700	101,966
Buckle, Inc. (The)	300	8,112
Burlington Stores, Inc.(a)	1,100	250,833
Caesars Entertainment Corp.(a)	11,100	150,960
Caleres, Inc.	500	11,875
Callaway Golf Co.	2,400	50,880
Camping World Holdings, Inc., Class A	400	5,896
Capri Holdings Ltd.(a)	2,700	103,005
CarMax, Inc.(a)	3,100	271,777
Carnival Corp.	7,500	381,225
Carriage Services, Inc.	200	5,120
Carrols Restaurant Group, Inc.(a)	400	2,820
Carter's, Inc.	800	87,472
Carvana Co.(a)	700	64,435
Cato Corp. (The), Class A	300	5,220
Cavco Industries, Inc.(a)	100	19,538
Century Communities, Inc.(a)	200	5,470
Cheesecake Factory, Inc. (The)	900	34,974
Chegg, Inc.(a)	2,200	83,402
Chico's FAS, Inc.	4,377	16,676
Children's Place, Inc. (The)	200	12,504
Chipotle Mexican Grill, Inc.(a)	500	418,555
Choice Hotels International, Inc.	700	72,401
Churchill Downs, Inc.	600	82,320
Chuy's Holdings, Inc.(a)	852	22,084
Citi Trends, Inc.	200	4,624
Columbia Sportswear Co.	600	60,114
Conn's, Inc.(a)	200	2,478
Cooper Tire & Rubber Co.	1,100	31,625
Cooper-Standard Holdings, Inc.(a)	1,535	50,901
Core-Mark Holding Co., Inc.	1,200	32,628
Cracker Barrel Old Country Store, Inc.	300	46,122
Crocs, Inc.(a)	1,500	62,835
Culp, Inc.	100	1,362
Dana, Inc.	3,200	58,240
Darden Restaurants, Inc.	2,200	239,822
Dave & Buster's Entertainment, Inc.	3,086	123,965
Deckers Outdoor Corp.(a)	600	101,316
Del Taco Restaurants, Inc.(a)	400	3,162
Denny's Corp.(a)	700	13,916
Designer Brands, Inc., Class A	1,500	23,610
Dick's Sporting Goods, Inc.	1,600	79,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
Dillard's, Inc., Class A	200	$14,696
Dine Brands Global, Inc.	400	33,408
Dollar General Corp.	4,800	748,704
Dollar Tree, Inc.(a)	48,925	4,601,396
Domino's Pizza, Inc.	800	235,024
Dorman Products, Inc.(a)	600	45,432
DR Horton, Inc.	6,100	321,775
Drive Shack, Inc.(a)	700	2,562
Dunkin' Brands Group, Inc.	1,500	113,310
eBay, Inc.	14,600	527,206
Eldorado Resorts, Inc.(a)	1,300	77,532
Ethan Allen Interiors, Inc.	300	5,718
Etsy, Inc.(a)	2,100	93,030
Everi Holdings, Inc.(a)	1,135	15,243
Expedia Group, Inc.	2,596	280,731
Express, Inc.(a)	900	4,383
Extended Stay America, Inc., (Unit)	3,300	49,038
Fiesta Restaurant Group, Inc.(a)	1,945	19,236
Five Below, Inc.(a)	1,000	127,860
Flexsteel Industries, Inc.	100	1,992
Floor & Decor Holdings, Inc., Class A(a)	1,600	81,296
Foot Locker, Inc.	1,600	62,384
Ford Motor Co.	69,900	650,070
Fossil Group, Inc.(a)	2,847	22,434
Fox Factory Holding Corp.(a)	700	48,699
frontdoor, Inc.(a)	1,900	90,098
G-III Apparel Group Ltd.(a)	1,100	36,850
GameStop Corp., Class A	2,500	15,200
Gap, Inc. (The)	4,200	74,256
Garmin Ltd.	2,600	253,656
Garrett Motion, Inc.(a)	2,992	29,890
General Motors Co.	22,600	827,160
Genesco, Inc.(a)	200	9,584
Gentex Corp.	4,900	142,002
Gentherm, Inc.(a)	400	17,756
Genuine Parts Co.	2,400	254,952
Golden Entertainment, Inc.(a)	200	3,844
Goodyear Tire & Rubber Co. (The)	4,300	66,887
GoPro, Inc., Class A(a)	5,980	25,953
Graham Holdings Co., Class B	70	44,729
Grand Canyon Education, Inc.(a)	800	76,632
Green Brick Partners, Inc.(a)	300	3,444
Group 1 Automotive, Inc.	200	20,000
Groupon, Inc.(a)	6,300	15,057
GrubHub, Inc.(a)	1,700	82,688
Guess?, Inc.	700	15,666
H&R Block, Inc.	3,800	89,224
Hanesbrands, Inc.	6,700	99,495
Harley-Davidson, Inc.	2,800	104,132
Hasbro, Inc.	2,100	221,781
Haverty Furniture Cos., Inc.	2,075	41,832
Helen of Troy Ltd.(a)	500	89,895
Hibbett Sports, Inc.(a)	200	5,608
Hilton Grand Vacations, Inc.(a)	2,000	68,780
Hilton Worldwide Holdings, Inc.	5,000	554,550
Home Depot, Inc. (The)	38,290	8,361,770
Hooker Furniture Corp.	100	2,569
Houghton Mifflin Harcourt Co.(a)	3,200	20,000
Hudson Ltd., Class A(a)	500	7,670
Hyatt Hotels Corp., Class A	700	62,797
Installed Building Products, Inc.(a)	200	13,774
International Game Technology PLC	2,500	37,425
iRobot Corp.(a)	500	25,315
Jack in the Box, Inc.	600	46,818
JC Penney Co., Inc.(a)	7,073	7,922
Johnson Outdoors, Inc., Class A	100	7,670
K12, Inc.(a)	400	8,140
KB Home	1,900	65,113
Kohl's Corp.	2,900	147,755
Kontoor Brands, Inc.	785	32,962
L Brands, Inc.	4,000	72,480
La-Z-Boy, Inc.	1,100	34,628
Lands' End, Inc.(a)	200	3,360
Las Vegas Sands Corp.	6,000	414,240
Laureate Education, Inc., Class A(a)	2,200	38,742
LCI Industries	500	53,565
Lear Corp.	1,200	164,640
Leggett & Platt, Inc.	2,400	121,992
Lennar Corp., Class A	5,000	278,950
Lennar Corp., Class B	200	8,940
LGI Homes, Inc.(a)	200	14,130
Liquidity Services, Inc.(a)	841	5,012
Lithia Motors, Inc., Class A	300	44,100
LKQ Corp.(a)	5,700	203,490
Lowe's Cos., Inc.	14,200	1,700,592
Lululemon Athletica, Inc.(a)	2,100	486,507
Lumber Liquidators Holdings, Inc.(a)	300	2,931
M/I Homes, Inc.(a)	300	11,805
Macy's, Inc.	5,800	98,600
Malibu Boats, Inc., Class A(a)	200	8,190
MarineMax, Inc.(a)	5,300	88,457
Marriott International, Inc., Class A	4,800	726,864
Marriott Vacations Worldwide Corp.	630	81,119
MasterCraft Boat Holdings, Inc.(a)	200	3,150
Mattel, Inc.(a)	4,700	63,685
McDonald's Corp.	13,600	2,687,496
MDC Holdings, Inc.	1,340	51,134
Meritage Homes Corp.(a)	900	54,999
MGM Resorts International	9,100	302,757
Michaels Cos., Inc. (The)(a)	1,300	10,517
Modine Manufacturing Co.(a)	600	4,620
Mohawk Industries, Inc.(a)	1,100	150,018
Monarch Casino & Resort, Inc.(a)	100	4,855
Monro, Inc.	700	54,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
Motorcar Parts of America, Inc.(a)	200	$4,406
Movado Group, Inc.	200	4,348
Murphy USA, Inc.(a)	600	70,200
National Vision Holdings, Inc.(a)	1,000	32,430
Nautilus, Inc.(a)	4,283	7,495
Newell Brands, Inc.	6,300	121,086
NIKE, Inc., Class B	22,300	2,259,213
Nordstrom, Inc.	2,000	81,860
Norwegian Cruise Line Holdings Ltd.(a)	3,900	227,799
NVR, Inc.(a)	60	228,505
O'Reilly Automotive, Inc.(a)	1,360	596,034
Office Depot, Inc.	32,810	89,899
Ollie's Bargain Outlet Holdings, Inc.(a)	1,000	65,310
Overstock.com, Inc.(a)	200	1,410
Oxford Industries, Inc.	200	15,084
Papa John's International, Inc.	300	18,945
Party City Holdco, Inc.(a)	400	936
Penn National Gaming, Inc.(a)	2,252	57,561
Penske Automotive Group, Inc.	800	40,176
Perdoceo Education Corp.(a)	800	14,712
PetMed Express, Inc.	200	4,704
Planet Fitness, Inc., Class A(a)	1,600	119,488
Polaris, Inc.	1,100	111,870
Pool Corp.	600	127,428
Potbelly Corp.(a)	300	1,266
PulteGroup, Inc.	4,300	166,840
PVH Corp.	1,400	147,210
Quotient Technology, Inc.(a)	900	8,874
Qurate Retail, Inc., Series A(a)	7,200	60,696
Ralph Lauren Corp.	1,000	117,220
RCI Hospitality Holdings, Inc.	100	2,050
Red Robin Gourmet Burgers, Inc.(a)	100	3,302
Red Rock Resorts, Inc., Class A	1,500	35,925
Regis Corp.(a)	2,410	43,067
Rent-A-Center, Inc.	2,859	82,454
RH(a)	400	85,400
Ross Stores, Inc.	6,600	768,372
Royal Caribbean Cruises Ltd.	3,100	413,881
Ruth's Hospitality Group, Inc.	890	19,371
Sally Beauty Holdings, Inc.(a)	17,550	320,288
Scientific Games Corp., Class A(a)	1,300	34,814
SeaWorld Entertainment, Inc.(a)	800	25,368
Service Corp. International	3,300	151,899
ServiceMaster Global Holdings, Inc.(a)	2,100	81,186
Shake Shack, Inc., Class A(a)	300	17,871
Shutterstock, Inc.(a)	200	8,576
Signet Jewelers Ltd.	1,200	26,088
Six Flags Entertainment Corp.	1,200	54,132
Skechers U.S.A., Inc., Class A(a)	2,400	103,656
Skyline Champion Corp.(a)	900	28,530
Sleep Number Corp.(a)	2,851	140,383
Sonic Automotive, Inc., Class A	300	9,300
Sonos, Inc.(a)	423	6,607
Stamps.com, Inc.(a)	300	25,056
Standard Motor Products, Inc.	200	10,644
Starbucks Corp.	21,700	1,907,864
Steven Madden Ltd.	1,650	70,967
Stoneridge, Inc.(a)	300	8,796
Strategic Education, Inc.	387	61,494
Sturm Ruger & Co., Inc.	200	9,406
Tailored Brands, Inc.	3,577	14,809
Tapestry, Inc.	5,100	137,547
Target Corp.	9,000	1,153,890
Taylor Morrison Home Corp.(a)	2,600	56,836
Tempur Sealy International, Inc.(a)	900	78,354
Tenneco, Inc., Class A	1,100	14,410
Tesla, Inc.(a)	2,510	1,050,008
Texas Roadhouse, Inc.	1,200	67,584
Thor Industries, Inc.	900	66,861
Tiffany & Co.	2,200	294,030
TJX Cos., Inc. (The)	22,100	1,349,426
Toll Brothers, Inc.	2,300	90,873
TopBuild Corp.(a)	800	82,464
Tractor Supply Co.	9,000	840,960
TRI Pointe Group, Inc.(a)	3,100	48,298
Tupperware Brands Corp.	5,508	47,259
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,030	1,020,154
Under Armour, Inc., Class A(a)	3,100	66,960
Under Armour, Inc., Class C(a)	3,200	61,376
Unifi, Inc.(a)	1,189	30,034
Universal Electronics, Inc.(a)	200	10,452
Urban Outfitters, Inc.(a)	1,400	38,878
Vail Resorts, Inc.	700	167,881
VF Corp.	5,500	548,130
Vista Outdoor, Inc.(a)	8,211	61,418
Visteon Corp.(a)	700	60,613
Wayfair, Inc., Class A(a)	1,000	90,370
Wendy's Co. (The)	3,300	73,293
Weyco Group, Inc.	100	2,645
Whirlpool Corp.	1,100	162,283
William Lyon Homes, Class A(a)	400	7,992
Williams-Sonoma, Inc.	1,400	102,816
Wingstop, Inc.	1,748	150,730
Winnebago Industries, Inc.	400	21,192
Wolverine World Wide, Inc.	1,700	57,358
WW International, Inc.(a)	700	26,747
Wyndham Destinations, Inc.	1,800	93,042
Wyndham Hotels & Resorts, Inc.	1,700	106,777
Wynn Resorts Ltd.	1,900	263,853
YETI Holdings, Inc.(a)	1,300	45,214
Yum China Holdings, Inc.	6,900	331,269
Yum! Brands, Inc.	5,700	574,161
ZAGG, Inc.(a)	300	2,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
Zumiez, Inc.(a)	200	$6,908
Total Consumer Discretionary		69,461,770
CONSUMER STAPLES - 6.2%
Altria Group, Inc.	33,900	1,691,949
Andersons, Inc. (The)	300	7,584
Archer-Daniels-Midland Co.	10,400	482,040
B&G Foods, Inc.	800	14,344
Beyond Meat, Inc.(a)	1,000	75,600
BJ's Wholesale Club Holdings, Inc.(a)	1,600	36,384
Boston Beer Co., Inc. (The), Class A(a)	200	75,570
Brown-Forman Corp., Class A	1,000	62,770
Brown-Forman Corp., Class B	7,800	527,280
Bunge Ltd.	2,800	161,140
Cal-Maine Foods, Inc.	70,367	3,008,189
Calavo Growers, Inc.	5,840	529,046
Campbell Soup Co.	11,250	555,975
Casey's General Stores, Inc.	600	95,394
Central Garden & Pet Co.(a)	100	3,107
Central Garden & Pet Co., Class A(a)	4,673	137,199
Chefs' Warehouse, Inc. (The)(a)	200	7,622
Church & Dwight Co., Inc.	4,400	309,496
Clorox Co. (The)	3,861	592,818
Coca-Cola Co. (The)	69,100	3,824,685
Coca-Cola Consolidated, Inc.	311	88,340
Colgate-Palmolive Co.	15,300	1,053,252
Conagra Brands, Inc.	8,498	290,972
Constellation Brands, Inc., Class A	2,900	550,275
Costco Wholesale Corp.	7,900	2,321,968
Coty, Inc., Class A	5,045	56,756
Darling Ingredients, Inc.(a)	3,200	89,856
Diageo PLC, ADR	15,579	2,623,815
Edgewell Personal Care Co.(a)	1,100	34,056
elf Beauty, Inc.(a)	200	3,226
Energizer Holdings, Inc.	1,000	50,220
Estee Lauder Cos., Inc. (The), Class A	4,000	826,160
Flowers Foods, Inc.	15,850	344,579
Fresh Del Monte Produce, Inc.	400	13,992
Freshpet, Inc.(a)	300	17,727
General Mills, Inc.	10,700	573,092
Hain Celestial Group, Inc. (The)(a)	1,200	31,146
Henkel AG & Co. KGaA, ADR	63,423	1,494,880
Herbalife Nutrition Ltd.(a)	1,900	90,573
Hershey Co. (The)	2,500	367,450
Hormel Foods Corp.	12,300	554,853
Hostess Brands, Inc.(a)	2,400	34,896
Ingles Markets, Inc., Class A	200	9,502
Ingredion, Inc.	1,200	111,540
Inter Parfums, Inc.	200	14,542
J&J Snack Foods Corp.	300	55,281
JM Smucker Co. (The)	8,750	911,137
John B Sanfilippo & Son, Inc.	100	9,128
Kellogg Co.	4,500	311,220
Keurig Dr Pepper, Inc.	3,300	95,535
Kimberly-Clark Corp.	6,100	839,055
Kraft Heinz Co. (The)	10,800	347,004
Kroger Co. (The)	14,800	429,052
Lamb Weston Holdings, Inc.	11,000	946,330
Lancaster Colony Corp.	300	48,030
Landec Corp.(a)	300	3,393
Lifevantage Corp.(a)	776	12,113
McCormick & Co., Inc., NVDR	4,100	695,893
Medifast, Inc.	647	70,898
MGP Ingredients, Inc.	300	14,535
Molson Coors Brewing Co., Class B	10,500	565,950
Mondelez International, Inc., Class A	25,800	1,421,064
Monster Beverage Corp.(a)	6,700	425,785
National Beverage Corp.(a)	100	5,102
Nu Skin Enterprises, Inc., Class A	900	36,882
Oil-Dri Corp. of America	100	3,625
PepsiCo, Inc.	25,200	3,444,084
Performance Food Group Co.(a)	1,800	92,664
Pernod Ricard S.A., ADR	13,983	502,549
Philip Morris International, Inc.	28,100	2,391,029
Pilgrim's Pride Corp.(a)	600	19,629
Post Holdings, Inc.(a)	1,100	120,010
PriceSmart, Inc.	300	21,306
Primo Water Corp.(a)	300	3,367
Procter & Gamble Co. (The)	44,500	5,558,050
Rite Aid Corp.(a)	615	9,514
Sanderson Farms, Inc.	11,868	2,091,379
Seaboard Corp.	3	12,752
Simply Good Foods Co. (The)(a)	900	25,686
SpartanNash Co.	400	5,696
Spectrum Brands Holdings, Inc.	922	59,275
Sprouts Farmers Market, Inc.(a)	2,500	48,375
Sysco Corp.	8,400	718,536
Tootsie Roll Industries, Inc.	206	7,033
TreeHouse Foods, Inc.(a)	8,000	388,000
Tyson Foods, Inc., Class A	5,300	482,512
United Natural Foods, Inc.(a)	600	5,256
Universal Corp.	300	17,118
US Foods Holding Corp.(a)	4,100	171,749
USANA Health Sciences, Inc.(a)	1,801	141,469
Vector Group Ltd.	1,212	16,229
Walgreens Boots Alliance, Inc.	13,800	813,648
Walmart, Inc.	25,300	3,006,652
WD-40 Co.	200	38,828
Weis Markets, Inc.	100	4,049
Total Consumer Staples		51,309,316
ENERGY - 3.8%
Abraxas Petroleum Corp.(a)	1,800	632
Antero Midstream Corp.	5,000	37,950
Antero Resources Corp.(a)	3,900	11,115
Apache Corp.	6,300	161,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
ENERGY (continued)
Apergy Corp.(a)	1,500	$50,670
Arch Coal, Inc., Class A	535	38,381
Archrock, Inc.	1,500	15,060
Ardmore Shipping Corp.(a)	400	3,620
Baker Hughes Co.	11,500	294,745
Berry Petroleum Corp.	670	6,318
Bonanza Creek Energy, Inc.(a)	1,823	42,549
Cabot Oil & Gas Corp.	6,900	120,129
Cactus, Inc., Class A	900	30,888
California Resources Corp.(a)	500	4,515
Callon Petroleum Co.(a)	7,425	35,863
Cameco Corp.	214,300	1,907,270
Centennial Resource Development, Inc., Class A(a)	2,600	12,012
Cheniere Energy, Inc.(a)	4,400	268,708
Chesapeake Energy Corp.(a)	18,501	15,274
Chevron Corp.	34,300	4,133,493
Cimarex Energy Co.	1,546	81,150
Clean Energy Fuels Corp.(a)	1,600	3,744
CNX Resources Corp.(a)	4,100	36,285
Concho Resources, Inc.	3,768	329,964
ConocoPhillips	20,200	1,313,606
CONSOL Energy, Inc.(a)	766	11,115
Continental Resources, Inc.	1,700	58,310
Covia Holdings Corp.(a)	360	734
CVR Energy, Inc.	200	8,086
Delek US Holdings, Inc.	1,400	46,942
Denbury Resources, Inc.(a)	9,100	12,831
Devon Energy Corp.	7,300	189,581
DHT Holdings, Inc.	1,000	8,280
Diamond Offshore Drilling, Inc.(a)	700	5,033
Diamondback Energy, Inc.	3,137	291,302
DMC Global, Inc.	200	8,988
Dril-Quip, Inc.(a)	900	42,219
EOG Resources, Inc.	10,600	887,856
EQT Corp.	4,600	50,140
Equitrans Midstream Corp.	4,180	55,845
Exterran Corp.(a)	2,891	22,637
Extraction Oil & Gas, Inc.(a)	1,400	2,968
Exxon Mobil Corp.	76,200	5,317,236
Forum Energy Technologies, Inc.(a)	900	1,512
Frank's International N.V.(a)	600	3,102
FTS International, Inc.(a)	300	312
GasLog Ltd.	500	4,895
Golar LNG Ltd.	2,000	28,440
Green Plains, Inc.	3,212	49,561
Gulf Island Fabrication, Inc.(a)	248	1,257
Gulfport Energy Corp.(a)	4,100	12,464
Halliburton Co.	16,300	398,861
Helix Energy Solutions Group, Inc.(a)	1,600	15,408
Helmerich & Payne, Inc.	1,800	81,774
Hess Corp.	4,900	327,369
HighPoint Resources Corp.(a)	1,100	1,859
HollyFrontier Corp.	3,100	157,201
International Seaways, Inc.(a)	300	8,928
Jagged Peak Energy, Inc.(a)	700	5,943
Kinder Morgan, Inc.	34,800	736,716
KLX Energy Services Holdings, Inc.(a)	360	2,318
Kosmos Energy Ltd.	693,250	3,951,525
Laredo Petroleum, Inc.(a)	1,900	5,453
Liberty Oilfield Services, Inc., Class A	1,300	14,456
Magnolia Oil & Gas Corp., Class A(a)	3,300	41,514
Mammoth Energy Services, Inc.	100	220
Marathon Oil Corp.	13,000	176,540
Marathon Petroleum Corp.	12,079	727,760
Matador Resources Co.(a)	1,800	32,346
Matrix Service Co.(a)	300	6,864
McDermott International, Inc.(a)	3,100	2,097
Murphy Oil Corp.	2,200	58,960
Nabors Industries Ltd.	4,000	11,520
National Oilwell Varco, Inc.	6,700	167,835
Newpark Resources, Inc.(a)	1,000	6,270
NexTier Oilfield Solutions, Inc.(a)	1,568	10,506
Nine Energy Service, Inc.(a)	100	782
Noble Corp. PLC(a)	2,800	3,416
Noble Energy, Inc.	7,800	193,752
Nordic American Tankers Ltd.	1,600	7,872
Northern Oil and Gas, Inc.(a)	6,400	14,976
Oasis Petroleum, Inc.(a)	5,000	16,300
Occidental Petroleum Corp.	15,664	645,513
Oceaneering International, Inc.(a)	2,000	29,820
Oil States International, Inc.(a)	1,300	21,203
ONEOK, Inc.	7,400	559,958
Panhandle Oil and Gas, Inc., Class A	200	2,242
Par Pacific Holdings, Inc.(a)	3,876	90,078
Parker Drilling Co.(a)	292	6,570
Parsley Energy, Inc., Class A	4,400	83,204
Patterson-UTI Energy, Inc.	3,600	37,800
PBF Energy, Inc., Class A	2,400	75,288
PDC Energy, Inc.(a)	1,100	28,787
Peabody Energy Corp.	2,814	25,664
Penn Virginia Corp.(a)	200	6,070
Phillips 66	7,900	880,139
Pioneer Natural Resources Co.	18,350	2,777,640
ProPetro Holding Corp.(a)	1,700	19,125
QEP Resources, Inc.	5,500	24,750
Range Resources Corp.	3,900	18,915
Renewable Energy Group, Inc.(a)	2,635	71,013
REX American Resources Corp.(a)	100	8,196
Ring Energy, Inc.(a)	600	1,584
RPC, Inc.	700	3,668
SandRidge Energy, Inc.(a)	400	1,696
Schlumberger Ltd.	25,300	1,017,060
Scorpio Tankers, Inc.	319	12,549
SEACOR Holdings, Inc.(a)	200	8,630
SEACOR Marine Holdings, Inc.(a)	200	2,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
ENERGY (continued)
Select Energy Services, Inc., Class A(a)	300	$2,784
SFL Corp. Ltd.	700	10,178
SM Energy Co.	2,100	23,604
Solaris Oilfield Infrastructure, Inc., Class A	200	2,800
Southwestern Energy Co.(a)	11,100	26,862
SRC Energy, Inc.(a)	2,800	11,536
Talos Energy, Inc.(a)	1,286	38,773
Targa Resources Corp.	3,600	146,988
Teekay Corp.	700	3,724
Tellurian, Inc.(a)	700	5,096
TETRA Technologies, Inc.(a)	1,300	2,548
Tidewater, Inc.(a)	700	13,496
Transocean Ltd.(a)	10,090	69,419
Unit Corp.(a)	600	417
US Silica Holdings, Inc.	900	5,535
Valero Energy Corp.	7,600	711,740
W&T Offshore, Inc.(a)	1,100	6,116
Whiting Petroleum Corp.(a)	1,300	9,542
Williams Cos., Inc. (The)	21,800	517,096
World Fuel Services Corp.	1,500	65,130
WPX Energy, Inc.(a)	7,200	98,928
Total Energy		31,496,377
FINANCIALS - 14.8%
1st Source Corp.	200	10,376
ACNB Corp.	100	3,782
Affiliated Managers Group, Inc.	900	76,266
Aflac, Inc.	13,500	714,150
AG Mortgage Investment Trust, Inc.	300	4,626
AGNC Investment Corp.	9,800	173,264
Alleghany Corp.(a)	260	207,888
Allegiance Bancshares, Inc.(a)	100	3,760
Allstate Corp. (The)	6,000	674,700
Ally Financial, Inc.	7,400	226,144
Ambac Financial Group, Inc.(a)	500	10,785
American Equity Investment Life Holding Co.	4,347	130,106
American Express Co.	12,400	1,543,676
American Financial Group, Inc.	1,400	153,510
American International Group, Inc.	15,900	816,147
American National Bankshares, Inc.	100	3,957
American National Insurance Co.	100	11,768
Ameriprise Financial, Inc.	2,300	383,134
Ameris Bancorp	1,240	52,750
AMERISAFE, Inc.	200	13,206
Annaly Capital Management, Inc.	26,186	246,672
Anworth Mortgage Asset Corp.	1,100	3,872
Aon PLC	4,300	895,647
Apollo Commercial Real Estate Finance, Inc.	2,300	42,067
Arch Capital Group Ltd.(a)	7,300	313,097
Ares Capital Corp.	156,450	2,917,792
Ares Commercial Real Estate Corp.	300	4,752
Ares Management Corp., Class A	1,600	57,104
Argo Group International Holdings Ltd.	700	46,025
Arlington Asset Investment Corp., Class A	300	1,671
ARMOUR Residential REIT, Inc.	500	8,935
Arrow Financial Corp.	106	4,007
Arthur J Gallagher & Co.	11,600	1,104,668
Artisan Partners Asset Management, Inc., Class A	500	16,160
Associated Banc-Corp	3,300	72,732
Assurant, Inc.	1,000	131,080
Assured Guaranty Ltd.	1,900	93,138
Athene Holding Ltd., Class A(a)	2,900	136,387
Atlantic Capital Bancshares, Inc.(a)	200	3,670
Atlantic Union Bankshares Corp.	1,550	58,203
AXA Equitable Holdings, Inc.	7,700	190,806
Axis Capital Holdings Ltd.	1,600	95,104
Axos Financial, Inc.(a)	3,378	102,286
B. Riley Financial, Inc.	200	5,036
Banc of California, Inc.	500	8,590
BancFirst Corp.	200	12,488
Banco Latinoamericano de Comercio Exterior S.A., Class E	300	6,414
Bancorp, Inc. (The)(a)	600	7,782
BancorpSouth Bank	2,100	65,961
Bank of America Corp.	147,000	5,177,340
Bank of Hawaii Corp.	800	76,128
Bank of Marin Bancorp	200	9,010
Bank of New York Mellon Corp. (The)	15,100	759,983
Bank of NT Butterfield & Son Ltd. (The)	1,000	37,020
Bank OZK	2,400	73,212
BankFinancial Corp.	200	2,616
BankUnited, Inc.	1,700	62,152
Bankwell Financial Group, Inc.	100	2,884
Banner Corp.	2,128	120,424
Bar Harbor Bankshares	200	5,078
Berkshire Hathaway, Inc., Class B(a)	53,575	12,134,737
Berkshire Hills Bancorp, Inc.	500	16,440
BGC Partners, Inc., Class A	3,700	21,978
BlackRock, Inc.	2,140	1,075,778
Blackstone Mortgage Trust, Inc., Class A	2,200	81,884
Blucora, Inc.(a)	500	13,070
BOK Financial Corp.	568	49,643
Boston Private Financial Holdings, Inc.	1,000	12,030
Bridge Bancorp, Inc.	200	6,706
Brighthouse Financial, Inc.(a)	2,000	78,460
Brightsphere Investment Group, Inc.	900	9,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Brookline Bancorp, Inc.	900	$14,814
Brown & Brown, Inc.	4,300	169,764
Bryn Mawr Bank Corp.	200	8,248
Byline Bancorp, Inc.	200	3,914
Cadence BanCorp	2,508	45,470
Camden National Corp.	200	9,212
Cannae Holdings, Inc.(a)	1,600	59,504
Capital One Financial Corp.	8,300	854,153
Capitol Federal Financial, Inc.	2,900	39,817
Capstead Mortgage Corp.	1,100	8,712
Carolina Financial Corp.	200	8,646
Cathay General Bancorp	1,400	53,270
Cboe Global Markets, Inc.	2,000	240,000
CBTX, Inc.	600	18,672
CenterState Bank Corp.	2,065	51,584
Central Pacific Financial Corp.	300	8,874
Charles Schwab Corp. (The)	146,753	6,979,573
Chimera Investment Corp.	3,400	69,904
Chubb Ltd.	24,773	3,856,165
Cincinnati Financial Corp.	2,900	304,935
CIT Group, Inc.	1,800	82,134
Citigroup, Inc.	69,250	5,532,382
Citizens Financial Group, Inc.	8,400	341,124
Citizens, Inc.(a)	500	3,375
City Holding Co.	200	16,390
CME Group, Inc.	6,400	1,284,608
CNA Financial Corp.	300	13,443
CNB Financial Corp.	200	6,536
CNO Financial Group, Inc.	3,000	54,390
Coastal Financial Corp.(a)	17	280
Codorus Valley Bancorp, Inc.	110	2,533
Cohen & Steers, Inc.	200	12,552
Colony Credit Real Estate, Inc.	1,200	15,792
Columbia Banking System, Inc.	1,400	56,959
Columbia Financial, Inc.(a)	700	11,858
Comerica, Inc.	2,500	179,375
Commerce Bancshares, Inc.	6,864	466,306
Community Bank System, Inc.	1,000	70,940
Community Trust Bancorp, Inc.	200	9,328
ConnectOne Bancorp, Inc.	300	7,716
Cowen, Inc., Class A(a)	300	4,725
Credit Acceptance Corp.(a)	200	88,466
Cullen/Frost Bankers, Inc.	6,420	627,748
Customers Bancorp, Inc.(a)	300	7,143
CVB Financial Corp.	2,300	49,634
Diamond Hill Investment Group, Inc.	100	14,046
Dime Community Bancshares, Inc.	400	8,356
Discover Financial Services	5,500	466,510
Donnelley Financial Solutions, Inc.(a)	3,176	33,253
Dynex Capital, Inc.	200	3,388
E*TRADE Financial Corp.	4,700	213,239
Eagle Bancorp, Inc.	2,600	126,438
East West Bancorp, Inc.	2,700	131,490
Eaton Vance Corp.	2,200	102,718
eHealth, Inc.(a)	200	19,216
Employers Holdings, Inc.	1,424	59,452
Encore Capital Group, Inc.(a)	300	10,608
Enova International, Inc.(a)	1,673	40,252
Enstar Group Ltd.(a)	200	41,372
Enterprise Bancorp, Inc.	100	3,387
Enterprise Financial Services Corp.	300	14,463
Equity Bancshares, Inc., Class A(a)	100	3,087
Erie Indemnity Co., Class A	500	83,000
Essent Group Ltd.	1,600	83,184
Evans Bancorp, Inc.	100	4,010
Evercore, Inc., Class A	700	52,332
Everest Re Group Ltd.	5,280	1,461,715
Exantas Capital Corp.	300	3,543
EZCORP, Inc., Class A(a)	3,548	24,197
FactSet Research Systems, Inc.	700	187,810
Farmers & Merchants Bancorp, Inc.	100	3,015
Farmers National Banc Corp.	300	4,896
FB Financial Corp.	100	3,959
FBL Financial Group, Inc., Class A	100	5,893
Federal Agricultural Mortgage Corp., Class C	100	8,350
Federated Investors, Inc., Class B	1,900	61,921
FGL Holdings	2,000	21,300
Fidelity National Financial, Inc.	4,900	222,215
Fifth Third Bancorp	12,810	393,779
Financial Institutions, Inc.	200	6,420
First American Financial Corp.	2,100	122,472
First BanCorp	4,400	46,596
First Bancorp	300	11,973
First Bancshares, Inc. (The)	100	3,552
First Busey Corp.	500	13,750
First Citizens BancShares, Inc., Class A	160	85,154
First Commonwealth Financial Corp.	1,100	15,961
First Community Bankshares, Inc.	200	6,204
First Defiance Financial Corp.	200	6,298
First Financial Bancorp	1,800	45,792
First Financial Bankshares, Inc.	2,200	77,220
First Financial Corp.	100	4,572
First Foundation, Inc.	300	5,220
First Hawaiian, Inc.	2,600	75,010
First Horizon National Corp.	6,200	102,672
First Internet Bancorp	100	2,371
First Interstate BancSystem, Inc., Class A	800	33,536
First Merchants Corp.	900	37,431
First Mid Bancshares, Inc.	100	3,525
First Midwest Bancorp, Inc.	2,300	53,038
First of Long Island Corp. (The)	300	7,524
First Republic Bank	3,000	352,350
FirstCash, Inc.	700	56,441
Flagstar Bancorp, Inc.	800	30,600
Flushing Financial Corp.	300	6,482
FNB Corp.	5,400	68,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Focus Financial Partners, Inc., Class A(a)	600	$17,682
Franklin Financial Network, Inc.	100	3,433
Franklin Resources, Inc.	4,600	119,508
Fulton Financial Corp.	3,300	57,519
GAIN Capital Holdings, Inc.	400	1,580
Genworth Financial, Inc., Class A(a)	11,000	48,400
German American Bancorp, Inc.	200	7,124
Glacier Bancorp, Inc.	1,700	78,183
Global Indemnity Ltd.	100	2,963
Globe Life, Inc.	1,800	189,450
Goldman Sachs Group, Inc. (The)	5,900	1,356,587
Granite Point Mortgage Trust, Inc.	500	9,190
Great Southern Bancorp, Inc.	100	6,332
Great Western Bancorp, Inc.	1,300	45,162
Green Dot Corp., Class A(a)	1,483	34,554
Greenhill & Co., Inc.	300	5,124
Greenlight Capital Re Ltd., Class A(a)	300	3,033
Guaranty Bancshares, Inc.	100	3,288
Hallmark Financial Services, Inc.(a)	838	14,724
Hamilton Lane, Inc., Class A	200	11,920
Hancock Whitney Corp.	1,500	65,820
Hanmi Financial Corp.	400	7,998
Hanover Insurance Group, Inc. (The)	700	95,669
Harborone Bancorp, Inc.(a)	359	3,945
Hartford Financial Services Group, Inc. (The)	6,400	388,928
HCI Group, Inc.	907	41,405
Health Insurance Innovations, Inc., Class A(a)	100	1,929
Heartland Financial USA, Inc.	700	34,818
Heritage Commerce Corp.	400	5,132
Heritage Financial Corp.	900	25,470
Heritage Insurance Holdings, Inc.	200	2,650
Hilltop Holdings, Inc.	800	19,944
Home Bancorp, Inc.	100	3,919
Home BancShares, Inc.	3,000	58,980
HomeStreet, Inc.(a)	2,513	85,442
HomeTrust Bancshares, Inc.	200	5,366
Hope Bancorp, Inc.	2,800	41,608
Horace Mann Educators Corp.	717	31,304
Horizon Bancorp, Inc.	450	8,550
Houlihan Lokey, Inc.	800	39,096
Huntington Bancshares, Inc.	18,900	285,012
IBERIABANK Corp.	900	67,347
Independence Holding Co.	100	4,208
Independent Bank Corp.	669	55,694
Independent Bank Corp.	200	4,530
Independent Bank Group, Inc.	735	40,748
Interactive Brokers Group, Inc., Class A	1,500	69,930
Intercontinental Exchange, Inc.	10,200	944,010
International Bancshares Corp.	1,100	47,377
INTL. FCStone, Inc.(a)	200	9,766
Invesco Ltd.	6,000	107,880
Invesco Mortgage Capital, Inc.	2,500	41,625
Investors Bancorp, Inc.	4,900	58,384
James River Group Holdings Ltd.	2,492	102,695
Janus Henderson Group PLC	3,400	83,130
Jefferies Financial Group, Inc.	3,900	83,343
JPMorgan Chase & Co.	56,300	7,848,220
Kearny Financial Corp.	1,200	16,596
Kemper Corp.	923	71,533
KeyCorp	18,800	380,512
Kinsale Capital Group, Inc.	500	50,830
KKR Real Estate Finance Trust, Inc.	200	4,084
Ladder Capital Corp.	2,107	38,010
Ladenburg Thalmann Financial Services, Inc.	1,200	4,176
Lakeland Bancorp, Inc.	500	8,690
Lakeland Financial Corp.	300	14,679
Lazard Ltd., Class A	1,900	75,924
Legg Mason, Inc.	1,800	64,638
LendingClub Corp.(a)	740	9,339
LendingTree, Inc.(a)	100	30,344
Lincoln National Corp.	3,800	224,238
Live Oak Bancshares, Inc.	300	5,703
Loews Corp.	5,000	262,450
LPL Financial Holdings, Inc.	1,600	147,600
M&T Bank Corp.	2,300	390,425
Macatawa Bank Corp.	300	3,339
Markel Corp.(a)	250	285,792
MarketAxess Holdings, Inc.	700	265,377
Marsh & McLennan Cos., Inc.	9,200	1,024,972
MBIA, Inc.(a)	1,000	9,300
Mercantile Bank Corp.	200	7,294
Mercury General Corp.	600	29,238
Meridian Bancorp, Inc.	500	10,045
Meta Financial Group, Inc.	300	10,953
MetLife, Inc.	64,924	3,309,176
MFA Financial, Inc.	7,000	53,550
MGIC Investment Corp.	6,300	89,271
Midland States Bancorp, Inc.	200	5,792
MidWestOne Financial Group, Inc.	100	3,623
Moelis & Co., Class A	900	28,728
Moody's Corp.	8,375	1,988,309
Morgan Stanley	21,600	1,104,192
Morningstar, Inc.	1,500	226,965
Mr. Cooper Group, Inc.(a)	2,102	26,296
MSCI, Inc.	1,500	387,270
MutualFirst Financial, Inc.	100	3,967
Nasdaq, Inc.	1,900	203,490
National Bank Holdings Corp., Class A	2,193	77,237
National Bankshares, Inc.	100	4,493
National General Holdings Corp.	1,400	30,940
National Western Life Group, Inc., Class A	100	29,088
Navient Corp.	5,000	68,400
NBT Bancorp, Inc.	2,394	97,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Nelnet, Inc., Class A	200	$11,648
New Residential Investment Corp.	8,000	128,880
New York Community Bancorp, Inc.	9,000	108,180
New York Mortgage Trust, Inc.	1,300	8,099
Nicolet Bankshares, Inc.(a)	100	7,385
NMI Holdings, Inc., Class A(a)	1,700	56,406
Northern Trust Corp.	19,404	2,061,481
Northfield Bancorp, Inc.	500	8,480
Northrim BanCorp, Inc.	100	3,830
Northwest Bancshares, Inc.	2,100	34,923
Norwood Financial Corp.	100	3,890
OceanFirst Financial Corp.	500	12,770
Ocwen Financial Corp.(a)	1,200	1,644
OFG Bancorp	2,995	70,712
Old National Bancorp	3,100	56,699
Old Republic International Corp.	4,800	107,376
Old Second Bancorp, Inc.	300	4,041
On Deck Capital, Inc.(a)	600	2,484
OneMain Holdings, Inc.	1,400	59,010
Opus Bank	1,876	48,532
Orchid Island Capital, Inc.	600	3,510
Origin Bancorp, Inc.	600	22,704
Pacific Mercantile Bancorp(a)	515	4,188
Pacific Premier Bancorp, Inc.	1,000	32,605
PacWest Bancorp	2,400	91,848
Park National Corp.	200	20,476
PCSB Financial Corp.	200	4,050
Peapack Gladstone Financial Corp.	200	6,180
Penns Woods Bancorp, Inc.	150	5,334
PennyMac Financial Services, Inc.	200	6,808
PennyMac Mortgage Investment Trust	2,300	51,267
People's United Financial, Inc.	7,670	129,623
People's Utah Bancorp	200	6,024
Peoples Bancorp of North Carolina, Inc.	100	3,285
Peoples Bancorp, Inc.	200	6,932
Peoples Financial Services Corp.	100	5,035
Pinnacle Financial Partners, Inc.	1,400	89,600
Piper Jaffray Cos.	1,290	103,123
PJT Partners, Inc., Class A	200	9,026
PNC Financial Services Group, Inc. (The)	8,100	1,293,003
Popular, Inc.	1,700	99,875
PRA Group, Inc.(a)	500	18,150
Preferred Bank	759	45,608
Primerica, Inc.	900	117,504
Principal Financial Group, Inc.	5,300	291,500
ProAssurance Corp.	1,000	36,140
Progressive Corp. (The)	10,400	752,856
Prosperity Bancshares, Inc.	7,080	508,981
Provident Financial Services, Inc.	1,400	34,510
Prudential Financial, Inc.	7,500	703,050
QCR Holdings, Inc.	100	4,386
Radian Group, Inc.	4,100	103,156
Raymond James Financial, Inc.	2,400	214,704
Ready Capital Corp.	200	3,084
Redwood Trust, Inc.	900	14,886
Regional Management Corp.(a)	100	3,003
Regions Financial Corp.	18,200	312,312
Reinsurance Group of America, Inc.	20,244	3,300,987
RenaissanceRe Holdings Ltd.	700	137,214
Renasant Corp.	1,000	35,420
Republic Bancorp, Inc., Class A	100	4,680
Republic First Bancorp, Inc.(a)	2,496	10,433
RLI Corp.	800	72,016
S&P Global, Inc.	4,500	1,228,725
S&T Bancorp, Inc.	400	16,116
Safety Insurance Group, Inc.	200	18,506
Sandy Spring Bancorp, Inc.	400	15,152
Santander Consumer USA Holdings, Inc.	1,700	39,729
Seacoast Banking Corp. of Florida(a)	500	15,285
SEI Investments Co.	2,400	157,152
Selective Insurance Group, Inc.	1,100	71,709
ServisFirst Bancshares, Inc.	1,000	37,680
Sierra Bancorp	200	5,824
Signature Bank	1,100	150,271
Simmons First National Corp., Class A	1,300	34,827
SLM Corp.	5,800	51,678
South State Corp.	700	60,725
Southern First Bancshares, Inc.(a)	100	4,249
Southern Missouri Bancorp, Inc.	100	3,836
Southern National Bancorp of Virginia, Inc.	200	3,270
Southside Bancshares, Inc.	300	11,142
Starwood Property Trust, Inc.	4,800	119,328
State Auto Financial Corp.	200	6,204
State Street Corp.	6,900	545,790
Sterling Bancorp	4,300	90,644
Stewart Information Services Corp.	1,754	71,546
Stifel Financial Corp.	1,400	84,910
Stock Yards Bancorp, Inc.	200	8,212
SVB Financial Group(a)	2,380	597,475
Synchrony Financial	12,100	435,721
Synovus Financial Corp.	3,133	122,814
T Rowe Price Group, Inc.	4,300	523,912
TCF Financial Corp.	2,571	120,323
TD Ameritrade Holding Corp.	66,570	3,308,529
Territorial Bancorp, Inc.	100	3,094
Texas Capital Bancshares, Inc.(a)	900	51,093
TFS Financial Corp.	600	11,808
Third Point Reinsurance Ltd.(a)	1,100	11,572
Timberland Bancorp, Inc.	100	2,974
Tompkins Financial Corp.	200	18,300
Towne Bank	1,600	44,512
TPG RE Finance Trust, Inc.	200	4,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Tradeweb Markets, Inc., Class A	1,700	$78,795
Travelers Cos., Inc. (The)	40,135	5,496,488
TriCo Bancshares	298	12,161
TriState Capital Holdings, Inc.(a)	300	7,836
Triumph Bancorp, Inc.(a)	200	7,604
Truist Financial Corp.	24,342	1,370,941
Trupanion, Inc.(a)	300	11,238
TrustCo Bank Corp. NY	1,100	9,537
Trustmark Corp.	1,500	51,765
Two Harbors Investment Corp.	4,242	62,018
UMB Financial Corp.	22,708	1,558,677
Umpqua Holdings Corp.	4,400	77,880
United Bankshares, Inc.	1,700	65,722
United Community Banks, Inc.	3,738	115,429
United Community Financial Corp.	600	6,996
United Fire Group, Inc.	200	8,746
United Insurance Holdings Corp.	1,721	21,702
Universal Insurance Holdings, Inc.	2,588	72,438
Univest Financial Corp.	300	8,034
Unum Group	53,468	1,559,127
US Bancorp	25,900	1,535,611
Valley National Bancorp	137,029	1,568,982
Veritex Holdings, Inc.	1,237	36,034
Virtu Financial, Inc., Class A	92,675	1,481,873
Virtus Investment Partners, Inc.	100	12,172
Voya Financial, Inc.	2,200	134,156
Waddell & Reed Financial, Inc., Class A	5,556	92,896
Walker & Dunlop, Inc.	600	38,808
Washington Federal, Inc.	1,800	65,970
Washington Trust Bancorp, Inc.	200	10,758
Waterstone Financial, Inc.	300	5,709
Webster Financial Corp.	2,000	106,720
Wells Fargo & Co.	68,900	3,706,820
WesBanco, Inc.	1,183	44,706
West Bancorporation, Inc.	200	5,126
Westamerica Bancorporation	600	40,662
Western Alliance Bancorp	1,900	108,300
Western Asset Mortgage Capital Corp.	500	5,165
Western New England Bancorp, Inc.	300	2,889
Westwood Holdings Group, Inc.	100	2,962
White Mountains Insurance Group Ltd.	60	66,931
Willis Towers Watson PLC	2,400	484,656
Wintrust Financial Corp.	1,100	77,990
WisdomTree Investments, Inc.	1,300	6,292
World Acceptance Corp.(a)	466	40,262
WR Berkley Corp.	6,436	444,728
WSFS Financial Corp.	941	41,395
Zions Bancorp NA	2,800	145,376
Total Financials		123,202,935
HEALTH CARE - 16.0%
Abbott Laboratories	31,100	2,701,346
AbbVie, Inc.	82,075	7,266,920
Abeona Therapeutics, Inc.(a)	300	981
ABIOMED, Inc.(a)	770	131,354
Acadia Healthcare Co., Inc.(a)	1,500	49,830
ACADIA Pharmaceuticals, Inc.(a)	2,300	98,394
Accelerate Diagnostics, Inc.(a)	300	5,070
Acceleron Pharma, Inc.(a)	800	42,416
Accuray, Inc.(a)	1,000	2,820
Achillion Pharmaceuticals, Inc.(a)	1,600	9,648
Aclaris Therapeutics, Inc.(a)	300	567
Acorda Therapeutics, Inc.(a)	4,970	10,139
Adamas Pharmaceuticals, Inc.(a)	200	758
Addus HomeCare Corp.(a)	100	9,722
Aduro Biotech, Inc.(a)	500	590
Aerie Pharmaceuticals, Inc.(a)	900	21,753
Agenus, Inc.(a)	900	3,663
Agilent Technologies, Inc.	5,400	460,674
Agios Pharmaceuticals, Inc.(a)	900	42,975
Aimmune Therapeutics, Inc.(a)	400	13,388
Akcea Therapeutics, Inc.(a)	200	3,388
Akebia Therapeutics, Inc.(a)	874	5,524
Akorn, Inc.(a)	2,714	4,071
Alexion Pharmaceuticals, Inc.(a)	4,000	432,600
Align Technology, Inc.(a)	2,100	585,984
Alkermes PLC(a)	3,000	61,200
Allakos, Inc.(a)	500	47,680
Allergan PLC	5,800	1,108,786
Allogene Therapeutics, Inc.(a)	600	15,588
Allscripts Healthcare Solutions, Inc.(a)	5,935	58,252
Alnylam Pharmaceuticals, Inc.(a)	2,000	230,340
AMAG Pharmaceuticals, Inc.(a)	2,945	35,841
Amedisys, Inc.(a)	500	83,460
AmerisourceBergen Corp.	2,800	238,056
Amgen, Inc.	10,800	2,603,556
Amicus Therapeutics, Inc.(a)	3,300	32,142
AMN Healthcare Services, Inc.(a)	900	56,079
Amneal Pharmaceuticals, Inc.(a)	1,900	9,158
Amphastar Pharmaceuticals, Inc.(a)	3,131	60,397
AnaptysBio, Inc.(a)	500	8,125
AngioDynamics, Inc.(a)	400	6,404
ANI Pharmaceuticals, Inc.(a)	100	6,167
Anika Therapeutics, Inc.(a)	200	10,370
Antares Pharma, Inc.(a)	1,600	7,520
Anthem, Inc.	4,680	1,413,500
Apellis Pharmaceuticals, Inc.(a)	500	15,310
Applied Genetic Technologies Corp.(a)	1,335	6,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
Aptinyx, Inc.(a)	2,473	$8,458
Arena Pharmaceuticals, Inc.(a)	1,100	49,962
ArQule, Inc.(a)	2,600	51,896
Arrowhead Pharmaceuticals, Inc.(a)	1,900	120,517
Assembly Biosciences, Inc.(a)	200	4,092
Assertio Therapeutics, Inc.(a)	16,126	20,158
Atara Biotherapeutics, Inc.(a)	900	14,823
Athenex, Inc.(a)	600	9,162
AtriCure, Inc.(a)	400	13,004
Atrion Corp.	30	22,545
Audentes Therapeutics, Inc.(a)	700	41,888
Avanos Medical, Inc.(a)	900	30,330
Avantor, Inc.(a)	5,000	90,750
AVEO Pharmaceuticals, Inc.(a)	22,011	13,741
Axogen, Inc.(a)	300	5,367
Axsome Therapeutics, Inc.(a)	800	82,688
Baxter International, Inc.	17,496	1,463,016
Becton Dickinson and Co.	6,871	1,868,706
Bio-Rad Laboratories, Inc., Class A(a)	400	148,012
Bio-Techne Corp.	4,050	889,016
BioCryst Pharmaceuticals, Inc.(a)	2,279	7,863
Biogen, Inc.(a)	3,370	999,980
Biohaven Pharmaceutical Holding Co., Ltd.(a)	400	21,776
BioMarin Pharmaceutical, Inc.(a)	3,400	287,470
BioSpecifics Technologies Corp.(a)	100	5,694
BioTelemetry, Inc.(a)	700	32,410
Bluebird Bio, Inc.(a)	1,000	87,750
Blueprint Medicines Corp.(a)	900	72,099
Boston Scientific Corp.(a)	24,600	1,112,412
Bristol-Myers Squibb Co.	42,200	2,708,818
Brookdale Senior Living, Inc.(a)	2,100	15,267
Bruker Corp.	1,800	91,746
Cantel Medical Corp.	8,000	567,200
Cara Therapeutics, Inc.(a)	300	4,833
Cardinal Health, Inc.	5,300	268,074
Cardiovascular Systems, Inc.(a)	1,598	77,647
CareDx, Inc.(a)	1,100	23,727
Castlight Health, Inc., Class B(a)	8,536	11,353
Catalent, Inc.(a)	13,550	762,865
Catalyst Pharmaceuticals, Inc.(a)	1,000	3,750
Centene Corp.(a)	7,400	465,238
Cerner Corp.	8,777	644,144
Cerus Corp.(a)	1,500	6,330
Charles River Laboratories International, Inc.(a)	900	137,484
Chemed Corp.	300	131,778
ChemoCentryx, Inc.(a)	300	11,865
Chimerix, Inc.(a)	1,614	3,276
Cidara Therapeutics, Inc.(a)	3,144	12,073
Cigna Corp.	6,739	1,378,058
Clovis Oncology, Inc.(a)	1,300	13,553
Codexis, Inc.(a)	500	7,995
Coherus Biosciences, Inc.(a)	717	12,910
Collegium Pharmaceutical, Inc.(a)	300	6,174
Community Health Systems, Inc.(a)	1,100	3,190
Computer Programs & Systems, Inc.	1,124	29,674
Concert Pharmaceuticals, Inc.(a)	510	4,705
CONMED Corp.	600	67,098
Cooper Cos., Inc. (The)	2,650	851,419
Corbus Pharmaceuticals Holdings, Inc.(a)	600	3,276
Corcept Therapeutics, Inc.(a)	1,000	12,100
CorVel Corp.(a)	100	8,736
Covetrus, Inc.(a)	1,000	13,200
Cross Country Healthcare, Inc.(a)	2,883	33,500
CryoLife, Inc.(a)	400	10,836
Cutera, Inc.(a)	1,193	42,721
CVS Health Corp.	23,489	1,744,998
Cyclerion Therapeutics, Inc.(a)	260	707
Cymabay Therapeutics, Inc.(a)	800	1,568
Cytokinetics, Inc.(a)	3,448	36,583
CytomX Therapeutics, Inc.(a)	887	7,371
Danaher Corp.	11,300	1,734,324
DaVita, Inc.(a)	2,400	180,072
Denali Therapeutics, Inc.(a)	1,300	22,646
DENTSPLY SIRONA, Inc.	87,485	4,950,776
Dermira, Inc.(a)	400	6,064
DexCom, Inc.(a)	1,600	349,984
Dicerna Pharmaceuticals, Inc.(a)	1,500	33,045
Diplomat Pharmacy, Inc.(a)	600	2,400
Dynavax Technologies Corp.(a)	700	4,004
Eagle Pharmaceuticals, Inc.(a)	224	13,458
Editas Medicine, Inc.(a)	1,300	38,493
Edwards Lifesciences Corp.(a)	7,150	1,668,023
Elanco Animal Health, Inc.(a)	6,660	196,137
Eli Lilly & Co.	15,533	2,041,502
Emergent BioSolutions, Inc.(a)	900	48,555
Enanta Pharmaceuticals, Inc.(a)	903	55,787
Encompass Health Corp.	1,900	131,613
Endo International PLC(a)	8,483	39,785
Ensign Group, Inc. (The)	1,100	49,907
Envista Holdings Corp.(a)	101,340	3,003,718
Enzo Biochem, Inc.(a)	500	1,315
Epizyme, Inc.(a)	600	14,760
Esperion Therapeutics, Inc.(a)	200	11,926
Evolent Health, Inc., Class A(a)	700	6,335
Exact Sciences Corp.(a)	2,425	224,264
Exelixis, Inc.(a)	5,500	96,910
Fate Therapeutics, Inc.(a)	600	11,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
FibroGen, Inc.(a)	1,600	$68,624
Five Prime Therapeutics, Inc.(a)	1,493	6,853
Flexion Therapeutics, Inc.(a)	400	8,280
Fluidigm Corp.(a)	2,173	7,562
G1 Therapeutics, Inc.(a)	200	5,286
GenMark Diagnostics, Inc.(a)	600	2,886
Geron Corp.(a)	1,700	2,312
Gilead Sciences, Inc.	23,100	1,501,038
Glaukos Corp.(a)	700	38,129
Global Blood Therapeutics, Inc.(a)	1,000	79,490
Globus Medical, Inc., Class A(a)	13,858	815,959
Gossamer Bio, Inc.(a)	1,400	21,882
Guardant Health, Inc.(a)	700	54,698
Haemonetics Corp.(a)	1,000	114,900
Halozyme Therapeutics, Inc.(a)	2,800	49,644
HCA Healthcare, Inc.	4,900	724,269
HealthEquity, Inc.(a)	1,500	111,105
HealthStream, Inc.(a)	1,479	40,229
Henry Schein, Inc.(a)	2,800	186,816
Heron Therapeutics, Inc.(a)	1,200	28,200
Heska Corp.(a)	100	9,594
Hill-Rom Holdings, Inc.	1,400	158,942
HMS Holdings Corp.(a)	1,800	53,280
Hologic, Inc.(a)	5,100	266,271
Horizon Therapeutics PLC(a)	3,100	112,220
Humana, Inc.	2,430	890,644
ICU Medical, Inc.(a)	21,598	4,041,418
IDEXX Laboratories, Inc.(a)	1,500	391,695
Illumina, Inc.(a)	2,600	862,524
ImmunoGen, Inc.(a)	3,600	18,378
Immunomedics, Inc.(a)	3,000	63,480
Incyte Corp.(a)	3,400	296,888
Infinity Pharmaceuticals, Inc.(a)	217	208
Innoviva, Inc.(a)	900	12,744
Inogen, Inc.(a)	300	20,499
Inovalon Holdings, Inc., Class A(a)	700	13,174
Inovio Pharmaceuticals, Inc.(a)	900	2,970
Insmed, Inc.(a)	1,700	40,596
Inspire Medical Systems, Inc.(a)	500	37,105
Insulet Corp.(a)	1,100	188,320
Integer Holdings Corp.(a)	700	56,301
Integra LifeSciences Holdings Corp.(a)	13,450	783,866
Intellia Therapeutics, Inc.(a)	200	2,934
Intercept Pharmaceuticals, Inc.(a)	400	49,568
Intersect ENT, Inc.(a)	300	7,470
Intra-Cellular Therapies, Inc.(a)	500	17,155
Intrexon Corp.(a)	700	3,836
Intuitive Surgical, Inc.(a)	2,110	1,247,326
Invacare Corp.	400	3,608
Invitae Corp.(a)	1,600	25,808
Ionis Pharmaceuticals, Inc.(a)	2,400	144,984
Iovance Biotherapeutics, Inc.(a)	2,600	71,968
IQVIA Holdings, Inc.(a)	3,200	494,432
iRhythm Technologies, Inc.(a)	500	34,045
Ironwood Pharmaceuticals, Inc.(a)	2,600	34,606
Jazz Pharmaceuticals PLC(a)	1,100	164,208
Johnson & Johnson	95,786	13,972,304
Jounce Therapeutics, Inc.(a)	200	1,746
Kala Pharmaceuticals, Inc.(a)	200	738
Karyopharm Therapeutics, Inc.(a)	400	7,668
Kindred Biosciences, Inc.(a)	300	2,544
Kodiak Sciences, Inc.(a)	700	50,365
Kura Oncology, Inc.(a)	200	2,750
La Jolla Pharmaceutical Co.(a)	200	786
Laboratory Corp. of America Holdings(a)	4,500	761,265
Lannett Co., Inc.(a)	1,089	9,605
Lantheus Holdings, Inc.(a)	300	6,153
LeMaitre Vascular, Inc.	200	7,190
Lexicon Pharmaceuticals, Inc.(a)	500	2,075
LHC Group, Inc.(a)	600	82,656
Ligand Pharmaceuticals, Inc.(a)	200	20,858
LivaNova PLC(a)	900	67,887
Luminex Corp.	500	11,580
MacroGenics, Inc.(a)	400	4,352
Madrigal Pharmaceuticals, Inc.(a)	100	9,111
Magellan Health, Inc.(a)	1,501	117,453
Mallinckrodt PLC(a)	1,100	3,839
Masimo Corp.(a)	3,550	561,113
McKesson Corp.	3,200	442,624
Medicines Co. (The)(a)	1,500	127,410
MediciNova, Inc.(a)	400	2,696
MEDNAX, Inc.(a)	1,600	44,464
Medpace Holdings, Inc.(a)	600	50,436
Medtronic PLC	24,200	2,745,490
Menlo Therapeutics, Inc.(a)	1,273	5,907
Merck & Co., Inc.	46,400	4,220,080
Meridian Bioscience, Inc.	4,749	46,398
Merit Medical Systems, Inc.(a)	62,022	1,936,327
Mesa Laboratories, Inc.	100	24,940
Mettler-Toledo International, Inc.(a)	430	341,110
Mirati Therapeutics, Inc.(a)	600	77,316
Moderna, Inc.(a)	4,400	86,064
Molina Healthcare, Inc.(a)	1,190	161,471
Momenta Pharmaceuticals, Inc.(a)	900	17,757
Mylan N.V.(a)	10,100	203,010
MyoKardia, Inc.(a)	1,000	72,885
Myriad Genetics, Inc.(a)	1,200	32,676
NanoString Technologies, Inc.(a)	800	22,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
Natera, Inc.(a)	1,400	$47,166
National HealthCare Corp.	100	8,643
National Research Corp.	100	6,594
Natus Medical, Inc.(a)	300	9,897
Nektar Therapeutics(a)	3,000	64,755
Neogen Corp.(a)	800	52,208
NeoGenomics, Inc.(a)	2,100	61,425
Neurocrine Biosciences, Inc.(a)	1,700	182,733
Nevro Corp.(a)	700	82,278
NextGen Healthcare, Inc.(a)	600	9,642
Novavax, Inc.(a)	180	716
Novocure Ltd.(a)	1,700	143,259
NuVasive, Inc.(a)	1,000	77,340
Omeros Corp.(a)	500	7,045
Omnicell, Inc.(a)	800	65,376
OPKO Health, Inc.(a)	3,800	5,586
Option Care Health, Inc.(a)	1,300	4,849
OraSure Technologies, Inc.(a)	4,542	36,472
Orthofix Medical, Inc.(a)	1,317	60,819
Owens & Minor, Inc.	4,983	25,762
Pacific Biosciences of California, Inc.(a)	1,300	6,682
Pacira BioSciences, Inc.(a)	1,928	87,338
Paratek Pharmaceuticals, Inc.(a)	300	1,209
Patterson Cos., Inc.	1,700	34,816
PDL BioPharma, Inc.(a)	1,700	5,517
Pennant Group, Inc. (The)(a)	550	18,189
Penumbra, Inc.(a)	600	98,562
PerkinElmer, Inc.	2,100	203,910
Perrigo Co. PLC	2,500	129,150
Pfizer, Inc.	100,200	3,925,836
Phibro Animal Health Corp., Class A	200	4,966
Portola Pharmaceuticals, Inc.(a)	1,400	33,432
PRA Health Sciences, Inc.(a)	1,100	122,265
Premier, Inc., Class A(a)	1,100	41,668
Prestige Consumer Healthcare, Inc.(a)	600	24,300
Progenics Pharmaceuticals, Inc.(a)	800	4,072
Prothena Corp. PLC(a)	400	6,332
Providence Service Corp. (The)(a)	100	5,918
PTC Therapeutics, Inc.(a)	1,100	52,833
Puma Biotechnology, Inc.(a)	300	2,625
QIAGEN N.V.(a)	4,200	141,960
Quest Diagnostics, Inc.	2,500	266,975
Quidel Corp.(a)	500	37,515
R1 RCM, Inc.(a)	1,100	14,278
Ra Pharmaceuticals, Inc.(a)	900	42,237
Radius Health, Inc.(a)	400	8,064
RadNet, Inc.(a)	400	8,120
Reata Pharmaceuticals, Inc., Class A(a)	400	81,772
Regeneron Pharmaceuticals, Inc.(a)	1,430	536,936
REGENXBIO, Inc.(a)	700	28,679
Repligen Corp.(a)	800	74,000
ResMed, Inc.	2,500	387,425
Retrophin, Inc.(a)	2,052	29,138
Revance Therapeutics, Inc.(a)	300	4,869
Rigel Pharmaceuticals, Inc.(a)	1,700	3,638
Sage Therapeutics, Inc.(a)	900	64,971
Sangamo Therapeutics, Inc.(a)	1,000	8,370
Sarepta Therapeutics, Inc.(a)	1,300	167,752
Seattle Genetics, Inc.(a)	2,200	251,372
Select Medical Holdings Corp.(a)	2,400	56,016
Sientra, Inc.(a)	200	1,788
Smith & Nephew PLC, ADR	79,516	3,822,334
Spectrum Pharmaceuticals, Inc.(a)	7,042	25,633
STAAR Surgical Co.(a)	1,000	35,170
Stemline Therapeutics, Inc.(a)	300	3,189
STERIS PLC	1,500	228,630
Stryker Corp.	7,364	1,545,998
Supernus Pharmaceuticals, Inc.(a)	1,100	26,092
Surgery Partners, Inc.(a)	200	3,131
Surmodics, Inc.(a)	976	40,436
Sutro Biopharma, Inc.(a)	341	3,751
Syneos Health, Inc.(a)	1,100	65,423
Tabula Rasa HealthCare, Inc.(a)	400	19,472
Tactile Systems Technology, Inc.(a)	500	33,755
Tandem Diabetes Care, Inc.(a)	1,100	65,571
Teladoc Health, Inc.(a)	1,300	108,836
Teleflex, Inc.	780	293,623
Tenet Healthcare Corp.(a)	1,600	60,848
TG Therapeutics, Inc.(a)	600	6,660
TherapeuticsMD, Inc.(a)	1,900	4,598
Theravance Biopharma, Inc.(a)	500	12,945
Thermo Fisher Scientific, Inc.	18,245	5,927,253
Tivity Health, Inc.(a)	464	9,440
TransEnterix, Inc.(a)	376	553
Triple-S Management Corp., Class B(a)	315	5,824
Turning Point Therapeutics, Inc.(a)	700	43,603
Ultragenyx Pharmaceutical, Inc.(a)	700	29,897
United Therapeutics Corp.(a)	600	52,848
UnitedHealth Group, Inc.	30,785	9,050,174
Universal Health Services, Inc., Class B	12,398	1,778,617
US Physical Therapy, Inc.	300	34,305
Vanda Pharmaceuticals, Inc.(a)	500	8,205
Varex Imaging Corp.(a)	2,057	61,319
Varian Medical Systems, Inc.(a)	5,327	756,487
Veeva Systems, Inc., Class A(a)	5,750	808,795
Veracyte, Inc.(a)	1,100	30,712
Vericel Corp.(a)	1,400	24,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
Vertex Pharmaceuticals, Inc.(a)	4,700	$1,029,065
Viking Therapeutics, Inc.(a)	1,500	12,030
Vocera Communications, Inc.(a)	300	6,228
Voyager Therapeutics, Inc.(a)	200	2,790
Waters Corp.(a)	4,950	1,156,567
WaVe Life Sciences Ltd.(a)	100	802
WellCare Health Plans, Inc.(a)	900	297,189
West Pharmaceutical Services, Inc.	3,650	548,705
Wright Medical Group N.V.(a)	103,537	3,155,808
Xencor, Inc.(a)	900	30,951
Zimmer Biomet Holdings, Inc.	3,600	538,848
ZIOPHARM Oncology, Inc.(a)	1,500	7,080
Zoetis, Inc.	8,700	1,151,445
Zogenix, Inc.(a)	900	46,917
Total Health Care		132,617,064
INDUSTRIALS - 11.2%
3M Co.	37,155	6,554,885
AAON, Inc.	400	19,764
AAR Corp.	400	18,040
ABM Industries, Inc.	1,400	52,794
ACCO Brands Corp.	1,200	11,232
Actuant Corp., Class A	700	18,221
Acuity Brands, Inc.	700	96,600
ADT, Inc.	1,200	9,516
Advanced Disposal Services, Inc.(a)	1,600	52,592
Advanced Drainage Systems, Inc.	400	15,536
AECOM(a)	3,255	140,388
Aegion Corp.(a)	2,631	58,855
Aerojet Rocketdyne Holdings, Inc.(a)	1,500	68,490
Aerovironment, Inc.(a)	500	30,870
AGCO Corp.	1,976	152,646
Air Lease Corp.	1,600	76,032
Air Transport Services Group, Inc.(a)	700	16,422
Aircastle Ltd.	500	16,005
Alamo Group, Inc.	100	12,555
Alaska Air Group, Inc.	2,300	155,825
Albany International Corp., Class A	600	45,552
Allegiant Travel Co.	200	34,808
Allegion PLC	1,800	224,172
Allied Motion Technologies, Inc.	100	4,850
Allison Transmission Holdings, Inc.	2,200	106,304
Altra Industrial Motion Corp.	1,145	41,460
AMERCO	160	60,131
American Airlines Group, Inc.	6,500	186,420
American Woodmark Corp.(a)	200	20,902
AMETEK, Inc.	12,450	1,241,763
AO Smith Corp.	2,200	104,808
Apogee Enterprises, Inc.	2,271	73,808
Applied Industrial Technologies, Inc.	700	46,683
ArcBest Corp.	2,007	55,393
Arconic, Inc.	8,000	246,160
Arcosa, Inc.	733	32,655
Argan, Inc.	200	8,028
Armstrong World Industries, Inc.	800	75,176
ASGN, Inc.(a)	900	63,873
Astec Industries, Inc.	1,932	81,144
Astronics Corp.(a)	509	14,227
Atkore International Group, Inc.(a)	400	16,184
Atlas Air Worldwide Holdings, Inc.(a)	300	8,271
Avis Budget Group, Inc.(a)	1,400	45,136
Axon Enterprise, Inc.(a)	900	65,952
AZZ, Inc.	300	13,785
Barnes Group, Inc.	1,000	61,960
Barrett Business Services, Inc.	286	25,872
Beacon Roofing Supply, Inc.(a)	1,400	44,772
BMC Stock Holdings, Inc.(a)	700	20,083
Boeing Co. (The)	9,500	3,094,720
Brady Corp., Class A	1,000	57,260
Briggs & Stratton Corp.	8,322	55,425
Brink's Co. (The)	800	72,544
Builders FirstSource, Inc.(a)	3,248	82,532
BWX Technologies, Inc.	1,900	117,952
Caesarstone Ltd.	300	4,521
CAI International, Inc.(a)	200	5,796
Carlisle Cos., Inc.	1,100	178,024
Casella Waste Systems, Inc., Class A(a)	900	41,427
Caterpillar, Inc.	9,800	1,447,264
CBIZ, Inc.(a)	600	16,176
CH Robinson Worldwide, Inc.	2,400	187,680
Chart Industries, Inc.(a)	600	40,494
Cimpress PLC(a)	300	37,731
Cintas Corp.	1,600	430,528
CIRCOR International, Inc.(a)	200	9,248
Clarivate Analytics PLC(a)	18,200	305,760
Clean Harbors, Inc.(a)	1,000	85,750
Colfax Corp.(a)	1,700	61,846
Columbus McKinnon Corp.	300	12,009
Comfort Systems USA, Inc.	2,921	145,612
Continental Building Products, Inc.(a)	400	14,572
Copa Holdings S.A., Class A	700	75,656
Copart, Inc.(a)	3,600	327,384
Cornerstone Building Brands, Inc.(a)	500	4,255
Costamare, Inc.	600	5,718
CoStar Group, Inc.(a)	640	382,912
Covanta Holding Corp.	2,800	41,552
Covenant Transportation Group, Inc., Class A(a)	100	1,293
CRA International, Inc.	100	5,447
Crane Co.	900	77,742
CSW Industrials, Inc.	200	15,400
CSX Corp.	13,900	1,005,804
Cubic Corp.	300	19,071
Cummins, Inc.	2,800	501,088
Curtiss-Wright Corp.	800	112,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (continued)
Daseke, Inc.(a)	400	$1,264
Deere & Co.	7,290	1,263,065
Delta Air Lines, Inc.	10,800	631,584
Deluxe Corp.	800	39,936
Donaldson Co., Inc.	2,200	126,764
Douglas Dynamics, Inc.	300	16,500
Dover Corp.	2,600	299,676
Ducommun, Inc.(a)	100	5,053
DXP Enterprises, Inc.(a)	200	7,962
Dycom Industries, Inc.(a)	400	18,860
Eastern Co. (The)	100	3,053
Eaton Corp. PLC	7,400	700,928
Echo Global Logistics, Inc.(a)	2,286	47,320
EMCOR Group, Inc.	1,100	94,930
Emerson Electric Co.	10,900	831,234
Encore Wire Corp.	324	18,598
Energous Corp.(a)	200	354
Energy Recovery, Inc.(a)	400	3,916
EnerSys	800	59,864
Ennis, Inc.	300	6,495
EnPro Industries, Inc.	500	33,440
Epiroc AB, ADR	20,764	252,490
Equifax, Inc.	2,300	322,276
ESCO Technologies, Inc.	600	55,500
Evoqua Water Technologies Corp.(a)	1,700	32,215
Expeditors International of Washington, Inc.	3,100	241,862
Exponent, Inc.	1,619	111,727
Fastenal Co.	10,300	380,585
Federal Signal Corp.	700	22,575
FedEx Corp.	21,450	3,243,454
Flowserve Corp.	2,400	119,448
Fluor Corp.	2,600	49,088
Forrester Research, Inc.(a)	901	37,572
Fortive Corp.	17,239	1,316,887
Fortune Brands Home & Security, Inc.	2,500	163,350
Forward Air Corp.	600	41,970
Franklin Electric Co., Inc.	1,000	57,320
FTI Consulting, Inc.(a)	700	77,462
Gardner Denver Holdings, Inc.(a)	2,700	99,036
Gates Industrial Corp. PLC(a)	500	6,880
GATX Corp.	800	66,280
Generac Holdings, Inc.(a)	1,100	110,649
General Dynamics Corp.	27,285	4,811,710
General Electric Co.	156,700	1,748,772
Gibraltar Industries, Inc.(a)	2,057	103,755
GMS, Inc.(a)	400	10,832
Gorman-Rupp Co. (The)	200	7,500
Graco, Inc.	7,511	390,572
GrafTech International Ltd.	500	5,810
Granite Construction, Inc.	954	26,397
Great Lakes Dredge & Dock Corp.(a)	700	7,931
Greenbrier Cos., Inc. (The)	700	22,701
Griffon Corp.	300	6,099
H&E Equipment Services, Inc.	400	13,372
Harsco Corp.(a)	1,900	43,719
Hawaiian Holdings, Inc.	600	17,574
HD Supply Holdings, Inc.(a)	2,600	104,572
Healthcare Services Group, Inc.	1,100	26,752
Heartland Express, Inc.	500	10,525
HEICO Corp.	800	91,320
HEICO Corp., Class A	1,450	129,819
Heidrick & Struggles International, Inc.	1,196	38,870
Helios Technologies, Inc.	800	36,984
Herc Holdings, Inc.(a)	300	14,682
Heritage-Crystal Clean, Inc.(a)	200	6,274
Herman Miller, Inc.	1,300	54,145
Hertz Global Holdings, Inc.(a)	2,800	44,100
Hexcel Corp.	1,500	109,965
Hillenbrand, Inc.	1,428	47,567
HNI Corp.	1,000	37,460
Honeywell International, Inc.	13,000	2,301,000
Hub Group, Inc., Class A(a)	1,818	93,245
Hubbell, Inc.	1,100	162,602
Huntington Ingalls Industries, Inc.	800	200,704
Hurco Cos., Inc.	100	3,836
Huron Consulting Group, Inc.(a)	300	20,616
Hyster-Yale Materials Handling, Inc.	100	5,896
IAA, Inc.(a)	2,000	94,120
ICF International, Inc.	200	18,324
IDEX Corp.	5,650	971,800
IHS Markit Ltd.(a)	6,900	519,915
Illinois Tool Works, Inc.	5,900	1,059,817
Ingersoll-Rand PLC	4,400	584,848
InnerWorkings, Inc.(a)	500	2,755
Insperity, Inc.	1,194	102,732
Insteel Industries, Inc.	1,330	28,582
Interface, Inc.	700	11,613
ITT, Inc.	1,700	125,647
Jacobs Engineering Group, Inc.	2,400	215,592
JB Hunt Transport Services, Inc.	3,833	447,618
JELD-WEN Holding, Inc.(a)	800	18,728
JetBlue Airways Corp.(a)	5,900	110,448
John Bean Technologies Corp.	700	78,862
Johnson Controls International PLC	14,100	574,011
Kadant, Inc.	100	10,534
Kaman Corp.	600	39,552
Kansas City Southern	1,800	275,688
KAR Auction Services, Inc.	2,000	43,580
Kelly Services, Inc., Class A	300	6,774
Kennametal, Inc.	1,500	55,335
Kforce, Inc.	300	11,910
Kimball International, Inc., Class B	400	8,268
Kirby Corp.(a)	1,100	98,483
Knight-Swift Transportation Holdings, Inc.	83,600	2,996,224
Knoll, Inc.	600	15,156
Korn Ferry	1,000	42,400
Kratos Defense & Security Solutions, Inc.(a)	2,300	41,423
L3Harris Technologies, Inc.	4,020	795,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (continued)
Landstar System, Inc.	700	$79,709
Lennox International, Inc.	600	146,382
Lincoln Electric Holdings, Inc.	1,200	116,076
Lindsay Corp.	22,258	2,136,545
Lockheed Martin Corp.	4,460	1,736,635
Lydall, Inc.(a)	200	4,104
Lyft, Inc., Class A(a)	3,700	159,174
Macquarie Infrastructure Corp.	1,500	64,260
Manitowoc Co., Inc. (The)(a)	990	17,325
ManpowerGroup, Inc.	1,100	106,810
Marten Transport Ltd.	400	8,596
Masco Corp.	5,300	254,347
Masonite International Corp.(a)	300	21,663
MasTec, Inc.(a)	1,200	76,992
Matson, Inc.	500	20,400
Matthews International Corp., Class A	400	15,268
Maxar Technologies, Inc.	800	12,536
McGrath RentCorp	300	22,962
Mercury Systems, Inc.(a)	1,000	69,110
Meritor, Inc.(a)	2,000	52,380
Middleby Corp. (The)(a)	1,000	109,520
Mistras Group, Inc.(a)	200	2,854
Mobile Mini, Inc.	1,000	37,910
Moog, Inc., Class A	1,376	117,414
MRC Global, Inc.(a)	1,000	13,640
MSA Safety, Inc.	600	75,816
MSC Industrial Direct Co., Inc., Class A	800	62,776
Mueller Industries, Inc.	1,300	41,275
Mueller Water Products, Inc., Class A	76,980	922,220
MYR Group, Inc.(a)	200	6,518
National Presto Industries, Inc.	100	8,839
Navistar International Corp.(a)	1,410	40,805
Nielsen Holdings PLC	5,700	115,710
NN, Inc.	300	2,775
Nordson Corp.	5,850	952,614
Norfolk Southern Corp.	4,900	951,237
Northrop Grumman Corp.	2,840	976,875
NOW, Inc.(a)	2,400	26,976
NV5 Global, Inc.(a)	100	5,045
nVent Electric PLC	2,800	71,624
Old Dominion Freight Line, Inc.	1,200	227,736
Oshkosh Corp.	1,200	113,580
Owens Corning	1,800	117,216
PACCAR, Inc.	6,300	498,330
Park Aerospace Corp.	200	3,254
Park-Ohio Holdings Corp.	100	3,365
Parker-Hannifin Corp.	2,400	493,968
Patrick Industries, Inc.	300	15,729
Pentair PLC	2,700	123,849
PGT Innovations, Inc.(a)	600	8,946
PICO Holdings, Inc.(a)	300	3,336
Pitney Bowes, Inc.	13,220	53,277
Plug Power, Inc.(a)	2,600	8,216
Powell Industries, Inc.	100	4,899
Primoris Services Corp.	500	11,120
Proto Labs, Inc.(a)	600	60,930
Quad/Graphics, Inc.	400	1,868
Quanex Building Products Corp.	2,479	42,341
Quanta Services, Inc.	2,800	113,988
Raven Industries, Inc.	400	13,784
Raytheon Co.	16,820	3,696,027
RBC Bearings, Inc.(a)	400	63,336
Regal Beloit Corp.	800	68,488
Republic Services, Inc.	3,900	349,557
Resideo Technologies, Inc.(a)	2,320	27,678
Resources Connection, Inc.	300	4,899
REV Group, Inc.	828	10,126
Rexnord Corp.(a)	2,000	65,240
Robert Half International, Inc.	2,100	132,615
Rockwell Automation, Inc.	6,450	1,307,221
Rollins, Inc.	2,600	86,216
Roper Technologies, Inc.	9,105	3,225,264
RR Donnelley & Sons Co.	800	3,160
Rush Enterprises, Inc., Class A	700	32,550
Rush Enterprises, Inc., Class B	100	4,570
Ryder System, Inc.	1,000	54,310
Saia, Inc.(a)	1,159	107,926
Schneider Electric SE, ADR	12,646	257,978
Schneider National, Inc., Class B	500	10,910
Scorpio Bulkers, Inc.	700	4,459
Sensata Technologies Holding PLC(a)	3,000	161,610
Simpson Manufacturing Co., Inc.	800	64,184
SiteOne Landscape Supply, Inc.(a)	600	54,390
SkyWest, Inc.	1,000	64,630
Snap-on, Inc.	900	152,460
Southwest Airlines Co.	8,500	458,830
SP Plus Corp.(a)	200	8,486
Spartan Motors, Inc.	400	7,232
Spirit AeroSystems Holdings, Inc., Class A	2,000	145,760
Spirit Airlines, Inc.(a)	1,300	52,403
SPX Corp.(a)	2,993	152,284
SPX FLOW, Inc.(a)	500	24,435
Standex International Corp.	400	31,740
Stanley Black & Decker, Inc.	2,700	447,498
Steelcase, Inc., Class A	1,000	20,460
Stericycle, Inc.(a)	5,550	354,146
Sterling Construction Co., Inc.(a)	300	4,224
Sunrun, Inc.(a)	2,200	30,382
Systemax, Inc.	100	2,516
Team, Inc.(a)	300	4,791
Teledyne Technologies, Inc.(a)	700	242,578
Tennant Co.	200	15,584
Terex Corp.	2,190	65,218
Tetra Tech, Inc.	1,000	86,160
Textainer Group Holdings Ltd.(a)	300	3,213
Textron, Inc.	3,800	169,480
Thermon Group Holdings, Inc.(a)	400	10,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (continued)
Timken Co. (The)	1,300	$73,203
Titan International, Inc.	1,624	5,879
Titan Machinery, Inc.(a)	200	2,956
Toro Co. (The)	1,800	143,406
TransDigm Group, Inc.	930	520,800
TransUnion	3,300	282,513
Trex Co., Inc.(a)	1,000	89,880
TriMas Corp.(a)	1,200	37,692
TriNet Group, Inc.(a)	1,000	56,610
Trinity Industries, Inc.	2,900	64,235
Triton International Ltd.	1,100	44,220
Triumph Group, Inc.	2,431	61,431
TrueBlue, Inc.(a)	3,200	76,992
Tutor Perini Corp.(a)	400	5,144
Uber Technologies, Inc.(a)	17,400	517,476
UniFirst Corp.	300	60,594
Union Pacific Corp.	12,800	2,314,112
United Airlines Holdings, Inc.(a)	4,100	361,169
United Parcel Service, Inc., Class B	12,700	1,486,662
United Rentals, Inc.(a)	1,400	233,478
United Technologies Corp.	14,675	2,197,728
Univar Solutions, Inc.(a)	3,600	87,264
Universal Forest Products, Inc.	1,300	62,010
US Ecology, Inc.	300	17,373
Valmont Industries, Inc.	400	59,912
Vectrus, Inc.(a)	100	5,126
Verisk Analytics, Inc.	4,850	724,299
Veritiv Corp.(a)	100	1,967
Viad Corp.	1,333	89,978
Vicor Corp.(a)	200	9,344
VSE Corp.	100	3,804
Wabash National Corp.	3,462	50,857
WABCO Holdings, Inc.(a)	39,056	5,292,088
Waste Management, Inc.	7,800	888,888
Watsco, Inc.	600	108,090
Watts Water Technologies, Inc., Class A	600	59,856
Welbilt, Inc.(a)	2,600	40,586
Werner Enterprises, Inc.	7,960	289,664
Wesco Aircraft Holdings, Inc.(a)	600	6,612
WESCO International, Inc.(a)	900	53,451
Westinghouse Air Brake Technologies Corp.	3,240	252,072
Woodward, Inc.	900	106,596
WW Grainger, Inc.	780	264,046
XPO Logistics, Inc.(a)	1,893	150,872
Xylem, Inc.	6,717	529,232
YRC Worldwide, Inc.(a)	400	1,020
Total Industrials		92,634,361
INFORMATION TECHNOLOGY - 18.8%
2U, Inc.(a)	1,100	26,389
3D Systems Corp.(a)	4,000	35,000
8x8, Inc.(a)	2,100	38,430
A10 Networks, Inc.(a)	600	4,122
Acacia Communications, Inc.(a)	800	54,248
Accenture PLC, Class A	11,500	2,421,555
ACI Worldwide, Inc.(a)	2,300	87,136
Adobe, Inc.(a)	8,760	2,889,136
ADTRAN, Inc.	4,107	40,618
Advanced Energy Industries, Inc.(a)	500	35,600
Advanced Micro Devices, Inc.(a)	18,800	862,168
Akamai Technologies, Inc.(a)	2,900	250,502
Alarm.com Holdings, Inc.(a)	700	30,079
Alliance Data Systems Corp.	700	78,540
Alpha & Omega Semiconductor Ltd.(a)	200	2,724
Altair Engineering, Inc., Class A(a)	400	14,364
Alteryx, Inc., Class A(a)	700	70,049
Ambarella, Inc.(a)	400	24,224
Amdocs Ltd.	2,500	180,475
American Software, Inc., Class A	300	4,464
Amkor Technology, Inc.(a)	1,200	15,600
Amphenol Corp., Class A	34,166	3,697,786
Analog Devices, Inc.	6,700	796,228
Anaplan, Inc.(a)	1,700	89,080
Anixter International, Inc.(a)	600	55,260
ANSYS, Inc.(a)	2,150	553,431
Appfolio, Inc., Class A(a)	400	43,980
Appian Corp.(a)	900	34,389
Apple, Inc.	80,110	23,524,301
Applied Materials, Inc.	17,100	1,043,784
Applied Optoelectronics, Inc.(a)	200	2,376
Arista Networks, Inc.(a)	1,000	203,400
Arlo Technologies, Inc.(a)	5,913	24,894
Arrow Electronics, Inc.(a)	1,600	135,584
Aspen Technology, Inc.(a)	1,300	157,209
Atlassian Corp. PLC, Class A(a)	2,200	264,748
Autodesk, Inc.(a)	3,900	715,494
Automatic Data Processing, Inc.	7,900	1,346,950
Avalara, Inc.(a)	700	51,275
Avaya Holdings Corp.(a)	1,500	20,250
Avid Technology, Inc.(a)	2,018	17,314
Avnet, Inc.	2,000	84,880
AVX Corp.	500	10,235
Axcelis Technologies, Inc.(a)	400	9,638
Badger Meter, Inc.	700	45,451
Bel Fuse, Inc., Class B	776	15,908
Belden, Inc.	900	49,500
Benchmark Electronics, Inc.	3,394	116,618
Benefitfocus, Inc.(a)	500	10,970
Black Knight, Inc.(a)	2,700	174,096
Blackbaud, Inc.	6,550	521,380
Blackline, Inc.(a)	800	41,248
Booz Allen Hamilton Holding Corp.	2,500	177,825
Bottomline Technologies DE, Inc.(a)	2,762	148,043
Box, Inc., Class A(a)	2,700	45,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Brightcove, Inc.(a)	400	$3,476
Broadcom, Inc.	6,970	2,202,659
Broadridge Financial Solutions, Inc.	2,100	259,434
Brooks Automation, Inc.	1,600	67,136
Cabot Microelectronics Corp.	580	83,706
CACI International, Inc., Class A(a)	400	99,996
Cadence Design Systems, Inc.(a)	5,200	360,672
CalAmp Corp.(a)	400	3,832
Calix, Inc.(a)	8,767	70,136
Cardtronics PLC, Class A(a)	798	35,631
Cass Information Systems, Inc.	120	6,929
CDK Global, Inc.	2,300	125,764
CDW Corp.	2,600	371,384
Cerence, Inc.(a)	625	14,144
Ceridian HCM Holding, Inc.(a)	1,700	115,396
CEVA, Inc.(a)	300	8,088
ChannelAdvisor Corp.(a)	766	6,925
Ciena Corp.(a)	2,500	106,725
Cirrus Logic, Inc.(a)	1,448	119,330
Cisco Systems, Inc.	77,200	3,702,512
Cision Ltd.(a)	1,300	12,961
Citrix Systems, Inc.	2,100	232,890
Cloudera, Inc.(a)	3,318	38,588
Cognex Corp.	3,100	173,724
Cognizant Technology Solutions Corp., Class A	9,800	607,796
Coherent, Inc.(a)	500	83,175
Cohu, Inc.	426	9,734
CommScope Holding Co., Inc.(a)	3,800	53,922
CommVault Systems, Inc.(a)	700	31,248
Comtech Telecommunications Corp.	1,697	60,227
Conduent, Inc.(a)	3,500	21,700
CoreLogic, Inc.(a)	1,800	78,678
Cornerstone OnDemand, Inc.(a)	1,000	58,550
Corning, Inc.	13,300	387,163
Coupa Software, Inc.(a)	1,000	146,250
Cree, Inc.(a)	2,000	92,300
CSG Systems International, Inc.	400	20,712
CTS Corp.	400	12,004
Cypress Semiconductor Corp.	6,200	144,646
Daktronics, Inc.	400	2,436
DASAN Zhone Solutions, Inc.(a)	435	3,854
Dell Technologies, Inc., Class C(a)	2,834	145,639
Diebold Nixdorf, Inc.(a)	2,017	21,300
Digi International, Inc.(a)	1,976	35,015
Digimarc Corp.(a)	100	3,356
Diodes, Inc.(a)	900	50,733
DocuSign, Inc.(a)	2,900	214,919
Dolby Laboratories, Inc., Class A	1,200	82,560
Dropbox, Inc., Class A(a)	4,100	73,431
DXC Technology Co.	4,400	165,396
Dynatrace, Inc.(a)	1,600	40,480
Ebix, Inc.	300	10,023
EchoStar Corp., Class A(a)	1,000	43,310
Elastic N.V.(a)	800	51,440
Endurance International Group Holdings, Inc.(a)	5,852	27,504
Enphase Energy, Inc.(a)	2,500	65,325
Entegris, Inc.	2,800	140,252
Envestnet, Inc.(a)	900	62,667
EPAM Systems, Inc.(a)	1,000	212,160
ePlus, Inc.(a)	300	25,287
Euronet Worldwide, Inc.(a)	900	141,804
Everbridge, Inc.(a)	600	46,848
EVERTEC, Inc.	1,400	47,656
Evo Payments, Inc., Class A(a)	700	18,487
ExlService Holdings, Inc.(a)	700	48,622
Extreme Networks, Inc.(a)	7,942	58,533
F5 Networks, Inc.(a)	1,100	153,615
Fabrinet(a)	800	51,872
Fair Isaac Corp.(a)	500	187,340
FARO Technologies, Inc.(a)	200	10,070
Fidelity National Information Services, Inc.	11,114	1,545,846
FireEye, Inc.(a)	4,462	73,757
First Solar, Inc.(a)	1,600	89,536
Fiserv, Inc.(a)	10,269	1,187,404
Fitbit, Inc., Class A(a)	5,000	32,850
Five9, Inc.(a)	1,100	72,138
FleetCor Technologies, Inc.(a)	1,500	431,580
FLIR Systems, Inc.	2,500	130,175
ForeScout Technologies, Inc.(a)	400	13,120
FormFactor, Inc.(a)	800	20,776
Fortinet, Inc.(a)	2,600	277,576
Gartner, Inc.(a)	1,600	246,560
Genpact Ltd.	3,200	134,944
Global Payments, Inc.	5,392	984,364
GoDaddy, Inc., Class A(a)	3,000	203,760
GTT Communications, Inc.(a)	1,000	11,350
Guidewire Software, Inc.(a)	4,700	515,919
Hackett Group, Inc. (The)	300	4,842
Harmonic, Inc.(a)	900	7,020
Hewlett Packard Enterprise Co.	23,400	371,124
HP, Inc.	26,300	540,465
HubSpot, Inc.(a)	700	110,950
Ichor Holdings Ltd.(a)	200	6,654
II-VI, Inc.(a)	1,715	57,744
Immersion Corp.(a)	300	2,229
Impinj, Inc.(a)	200	5,172
Infinera Corp.(a)	3,283	26,067
Inphi Corp.(a)	1,000	74,020
Insight Enterprises, Inc.(a)	800	56,232
Instructure, Inc.(a)	800	38,568
Intel Corp.	78,700	4,710,195
InterDigital, Inc.	700	38,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
International Business Machines Corp.	16,000	$2,144,640
Intuit, Inc.	4,500	1,178,685
IPG Photonics Corp.(a)	700	101,444
Itron, Inc.(a)	700	58,765
j2 Global, Inc.	900	84,339
Jabil, Inc.	2,800	115,724
Jack Henry & Associates, Inc.	1,400	203,938
Juniper Networks, Inc.	5,400	133,002
KBR, Inc.	2,700	82,350
KEMET Corp.	600	16,230
Keysight Technologies, Inc.(a)	3,500	359,205
Kimball Electronics, Inc.(a)	300	5,265
KLA Corp.	3,000	534,510
Knowles Corp.(a)	1,000	21,150
Kopin Corp.(a)	2,390	959
Lam Research Corp.	2,600	760,240
Lattice Semiconductor Corp.(a)	1,400	26,796
Leidos Holdings, Inc.	2,600	254,514
LIiveRamp Holdings, Inc.(a)	900	43,263
Limelight Networks, Inc.(a)	1,100	4,488
Littelfuse, Inc.	400	76,520
LivePerson, Inc.(a)	1,300	48,100
LogMeIn, Inc.	1,000	85,740
Lumentum Holdings, Inc.(a)	1,320	104,676
MACOM Technology Solutions Holdings, Inc.(a)	500	13,300
Manhattan Associates, Inc.(a)	1,200	95,700
ManTech International Corp., Class A	600	47,928
Marvell Technology Group Ltd.	11,693	310,566
Mastercard, Inc., Class A	26,675	7,964,888
Maxim Integrated Products, Inc.	5,200	319,852
MAXIMUS, Inc.	1,200	89,268
MaxLinear, Inc.(a)	1,700	36,074
Medallia, Inc.(a)	11,105	345,477
Methode Electronics, Inc.	400	15,740
Microchip Technology, Inc.	4,100	429,352
Micron Technology, Inc.(a)	20,200	1,086,356
Microsoft Corp.	167,975	26,489,657
MicroStrategy, Inc., Class A(a)	634	90,427
Mitek Systems, Inc.(a)	400	3,060
MKS Instruments, Inc.	1,000	110,010
MobileIron, Inc.(a)	6,194	30,103
Model N, Inc.(a)	300	10,521
MongoDB, Inc.(a)	800	105,288
Monolithic Power Systems, Inc.	700	124,614
Motorola Solutions, Inc.	3,200	515,648
MTS Systems Corp.	200	9,606
National Instruments Corp.	2,200	93,148
NCR Corp.(a)	2,200	77,352
NetApp, Inc.	4,200	261,450
NETGEAR, Inc.(a)	2,666	65,344
NetScout Systems, Inc.(a)	1,000	24,070
New Relic, Inc.(a)	6,700	440,257
NIC, Inc.	700	15,645
NortonLifeLock, Inc.	10,000	255,200
Novanta, Inc.(a)	700	61,908
Nuance Communications, Inc.(a)	5,000	89,150
Nutanix, Inc., Class A(a)	17,900	559,554
NVE Corp.	100	7,140
NVIDIA Corp.	10,520	2,475,356
Okta, Inc.(a)	4,650	536,471
ON Semiconductor Corp.(a)	133,583	3,256,754
OneSpan, Inc.(a)	300	5,136
Onto Innovation, Inc.(a)	621	22,691
Oracle Corp.	37,200	1,970,856
OSI Systems, Inc.(a)	200	20,148
Palo Alto Networks, Inc.(a)	5,150	1,190,937
Paychex, Inc.	5,900	501,854
Paycom Software, Inc.(a)	900	238,284
Paylocity Holding Corp.(a)	600	72,492
PayPal Holdings, Inc.(a)	21,200	2,293,204
PDF Solutions, Inc.(a)	300	5,067
Pegasystems, Inc.	800	63,720
Perficient, Inc.(a)	400	18,428
Perspecta, Inc.	2,600	68,744
Photronics, Inc.(a)	800	12,608
Pixelworks, Inc.(a)	1,746	6,844
Plantronics, Inc.	900	24,606
Plexus Corp.(a)	300	23,082
Pluralsight, Inc., Class A(a)	800	13,768
Power Integrations, Inc.	600	59,346
Progress Software Corp.	2,831	117,628
Proofpoint, Inc.(a)	3,500	401,730
PROS Holdings, Inc.(a)	800	47,936
PTC, Inc.(a)	1,800	134,802
Pure Storage, Inc., Class A(a)	34,875	596,711
Q2 Holdings, Inc.(a)	800	64,864
QAD, Inc., Class A	100	5,093
Qorvo, Inc.(a)	2,200	255,706
QUALCOMM, Inc.	45,575	4,021,082
Qualys, Inc.(a)	1,824	152,067
Rambus, Inc.(a)	1,200	16,530
Rapid7, Inc.(a)	800	44,816
RealPage, Inc.(a)	1,400	75,250
RingCentral, Inc., Class A(a)	1,300	219,271
Rogers Corp.(a)	400	49,892
Rosetta Stone, Inc.(a)	200	3,628
Sabre Corp.	5,300	118,932
SailPoint Technologies Holding, Inc.(a)	1,000	23,600
salesforce.com, Inc.(a)	14,833	2,412,439
Sanmina Corp.(a)	1,500	51,360
ScanSource, Inc.(a)	300	11,085
Science Applications International Corp.	890	77,448
Semtech Corp.(a)	1,200	63,480
ServiceNow, Inc.(a)	6,150	1,736,268
Silicon Laboratories, Inc.(a)	800	92,784
Skyworks Solutions, Inc.	3,300	398,904
SMART Global Holdings, Inc.(a)	535	20,298
Smartsheet, Inc., Class A(a)	1,700	76,364
Splunk, Inc.(a)	7,050	1,055,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
SPS Commerce, Inc.(a)	2,408	$133,451
Square, Inc., Class A(a)	5,900	369,104
SS&C Technologies Holdings, Inc.	4,100	251,740
Stratasys Ltd.(a)	600	12,135
SunPower Corp.(a)	700	5,460
SVMK, Inc.(a)	2,200	39,314
Switch, Inc., Class A	400	5,928
Sykes Enterprises, Inc.(a)	400	14,796
Synaptics, Inc.(a)	990	65,112
Synchronoss Technologies, Inc.(a)	2,856	13,566
SYNNEX Corp.	838	107,934
Synopsys, Inc.(a)	4,800	668,160
Tech Data Corp.(a)	700	100,520
Telenav, Inc.(a)	1,459	7,091
Teradata Corp.(a)	2,000	53,540
Teradyne, Inc.	3,400	231,846
Texas Instruments, Inc.	41,325	5,301,584
TiVo Corp.	5,994	50,829
Trade Desk, Inc. (The), Class A(a)	800	207,824
Trimble, Inc.(a)	4,700	195,943
TTEC Holdings, Inc.	200	7,924
TTM Technologies, Inc.(a)	1,100	16,555
Tucows, Inc., Class A(a)	100	6,178
Twilio, Inc., Class A(a)	2,088	205,209
Tyler Technologies, Inc.(a)	700	210,014
Ubiquiti, Inc.	300	56,694
Ultra Clean Holdings, Inc.(a)	400	9,388
Unisys Corp.(a)	4,014	47,606
Universal Display Corp.	700	144,249
Upland Software, Inc.(a)	100	3,571
Varonis Systems, Inc.(a)	400	31,084
Veeco Instruments, Inc.(a)	3,014	44,261
Verint Systems, Inc.(a)	1,200	66,432
VeriSign, Inc.(a)	1,900	366,092
Verra Mobility Corp.(a)	2,800	39,172
ViaSat, Inc.(a)	1,000	73,195
Viavi Solutions, Inc.(a)	4,400	66,000
Virtusa Corp.(a)	2,202	99,817
Visa, Inc., Class A	30,900	5,806,110
Vishay Intertechnology, Inc.	2,300	48,967
Vishay Precision Group, Inc.(a)	100	3,400
VMware, Inc., Class A(a)	1,300	197,327
Western Digital Corp.	5,300	336,391
Western Union Co. (The)	7,900	211,562
WEX, Inc.(a)	800	167,568
Workday, Inc., Class A(a)	7,250	1,192,262
Workiva, Inc.(a)	800	33,640
Xerox Holdings Cop.	3,800	140,106
Xilinx, Inc.	4,700	459,519
Xperi Corp.	600	11,100
Yext, Inc.(a)	1,200	17,304
Zebra Technologies Corp., Class A(a)	1,000	255,440
Zendesk, Inc.(a)	2,100	160,923
Zix Corp.(a)	600	4,068
Zscaler, Inc.(a)	1,200	55,800
Zuora, Inc., Class A(a)	2,400	34,392
Total Information Technology		156,017,046
MATERIALS - 3.2%
AdvanSix, Inc.(a)	2,224	44,391
Air Products & Chemicals, Inc.	3,900	916,461
AK Steel Holding Corp.(a)	3,600	11,844
Albemarle Corp.	1,600	116,864
Alcoa Corp.(a)	3,600	77,436
Allegheny Technologies, Inc.(a)	2,200	45,452
American Vanguard Corp.	300	5,841
AptarGroup, Inc.	12,705	1,468,952
Ardagh Group S.A.	200	3,916
Ashland Global Holdings, Inc.	1,200	91,836
Avery Dennison Corp.	1,600	209,312
Axalta Coating Systems Ltd.(a)	3,700	112,480
Balchem Corp.	700	71,141
Ball Corp.	6,200	400,954
Berry Global Group, Inc.(a)	2,400	113,976
Boise Cascade Co.	2,728	99,654
Cabot Corp.	1,100	52,272
Carpenter Technology Corp.	1,000	49,780
Celanese Corp.	2,100	258,552
Century Aluminum Co.(a)	600	4,509
CF Industries Holdings, Inc.	3,500	167,090
Chase Corp.	100	11,848
Chemours Co. (The)	3,300	59,697
Clearwater Paper Corp.(a)	200	4,272
Cleveland-Cliffs, Inc.	5,200	43,680
Coeur Mining, Inc.(a)	2,100	16,968
Commercial Metals Co.	2,300	51,221
Compass Minerals International, Inc.	800	48,768
Corteva, Inc.	14,066	415,791
Crown Holdings, Inc.(a)	2,400	174,096
Domtar Corp.	1,100	42,064
Dow, Inc.	13,233	724,242
DuPont de Nemours, Inc.	13,666	877,357
Eagle Materials, Inc.	900	81,594
Eastman Chemical Co.	2,500	198,150
Ecolab, Inc.	5,856	1,130,150
Element Solutions, Inc.(a)	4,400	51,392
Ferro Corp.(a)	1,000	14,830
FMC Corp.	2,400	239,568
Freeport-McMoRan, Inc.	26,300	345,056
FutureFuel Corp.	300	3,717
GCP Applied Technologies, Inc.(a)	1,700	38,607
Gold Resource Corp.	600	3,324
Graphic Packaging Holding Co.	5,200	86,580
Greif, Inc., Class A	300	13,260
Greif, Inc., Class B	100	5,177
Hawkins, Inc.	100	4,581
Haynes International, Inc.	100	3,578
HB Fuller Co.	2,608	134,495
Hecla Mining Co.	5,304	17,981
Huntsman Corp.	3,600	86,976
Ingevity Corp.(a)	700	61,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
MATERIALS (continued)
Innophos Holdings, Inc.	200	$6,396
Innospec, Inc.	1,892	195,709
International Flavors & Fragrances, Inc.	5,250	677,355
International Paper Co.	7,300	336,165
Intrepid Potash, Inc.(a)	1,100	2,981
Kaiser Aluminum Corp.	400	44,356
Koppers Holdings, Inc.(a)	1,552	59,317
Kraton Corp.(a)	2,100	53,172
Kronos Worldwide, Inc.	300	4,020
Linde PLC	9,800	2,086,420
Livent Corp.(a)	2,244	19,186
Louisiana-Pacific Corp.	2,700	80,109
LyondellBasell Industries N.V., Class A	4,780	451,614
Martin Marietta Materials, Inc.	1,100	307,604
Materion Corp.	200	11,890
Minerals Technologies, Inc.	800	46,104
Mosaic Co. (The)	5,600	121,184
Myers Industries, Inc.	2,007	33,477
Neenah, Inc.	200	14,086
NewMarket Corp.	160	77,843
Newmont Mining Corp.	14,500	630,025
Novagold Resources, Inc.(a)	6,100	54,656
Nucor Corp.	5,700	320,796
O-I Glass, Inc.	3,100	36,983
Olin Corp.	3,200	55,200
Olympic Steel, Inc.	898	16,092
OMNOVA Solutions, Inc.(a)	500	5,055
Orion Engineered Carbons S.A.	2,000	38,600
Packaging Corp. of America	1,700	190,383
PH Glatfelter Co.	1,928	35,282
PolyOne Corp.	1,500	55,185
PPG Industries, Inc.	4,100	547,309
PQ Group Holdings, Inc.(a)	300	5,154
Quaker Chemical Corp.	200	32,904
Rayonier Advanced Materials, Inc.	600	2,304
Reliance Steel & Aluminum Co.	1,300	155,688
Royal Gold, Inc.	1,200	146,700
RPM International, Inc.	2,500	191,900
Schnitzer Steel Industries, Inc., Class A	300	6,504
Schweitzer-Mauduit International, Inc.	900	37,791
Scotts Miracle-Gro Co. (The)	800	84,944
Sealed Air Corp.	3,000	119,490
Sensient Technologies Corp.	800	52,872
Sherwin-Williams Co. (The)	9,405	5,488,194
Silgan Holdings, Inc.	1,700	52,836
Sonoco Products Co.	1,800	111,096
Southern Copper Corp.	1,800	76,464
Steel Dynamics, Inc.	3,300	112,332
Stepan Co.	1,486	152,226
Summit Materials, Inc., Class A(a)	2,500	59,750
SunCoke Energy, Inc.	700	4,361
TimkenSteel Corp.(a)	5,870	46,138
Tredegar Corp.	300	6,705
Trinseo S.A.	3,040	113,118
Tronox Holdings PLC, Class A	1,000	11,420
UFP Technologies, Inc.(a)	100	4,961
United States Steel Corp.	3,600	41,076
US Concrete, Inc.(a)	200	8,332
Valvoline, Inc.	3,400	72,794
Verso Corp., Class A(a)	400	7,212
Vulcan Materials Co.	2,500	359,975
Warrior Met Coal, Inc.	1,000	21,130
Westlake Chemical Corp.	600	42,090
Westrock Co.	4,800	205,968
Wheaton Precious Metals Corp.	91,625	2,725,844
Worthington Industries, Inc.	1,100	46,398
WR Grace & Co.	1,100	76,835
Total Materials		26,610,959
REAL ESTATE - 3.3%
Acadia Realty Trust	1,600	41,488
Agree Realty Corp.	600	42,102
Alexander & Baldwin, Inc.	1,500	31,440
Alexander's, Inc.	50	16,517
Alexandria Real Estate Equities, Inc.	2,000	323,160
American Assets Trust, Inc.	500	22,950
American Campus Communities, Inc.	2,600	122,278
American Finance Trust, Inc.	3,100	41,106
American Homes 4 Rent, Class A	5,000	131,050
American Tower Corp.	8,000	1,838,560
Americold Realty Trust	3,700	129,722
Apartment Investment & Management Co., Class A	2,701	139,507
Apple Hospitality REIT, Inc.	3,600	58,500
Armada Hoffler Properties, Inc.	500	9,175
Ashford Hospitality Trust, Inc.	900	2,511
AvalonBay Communities, Inc.	2,500	524,250
Boston Properties, Inc.	2,800	386,008
Braemar Hotels & Resorts, Inc.	300	2,679
Brandywine Realty Trust	3,300	51,975
Brixmor Property Group, Inc.	5,000	108,050
Brookfield Property REIT, Inc., Class A	2,609	48,123
Camden Property Trust	1,700	180,370
CareTrust REIT, Inc.	2,000	41,260
CatchMark Timber Trust, Inc., Class A	500	5,735
CBL & Associates Properties, Inc.	1,900	1,995
CBRE Group, Inc., Class A(a)	5,700	349,353
Cedar Realty Trust, Inc.	1,000	2,950
Chatham Lodging Trust	500	9,170
City Office REIT, Inc.	400	5,408
Colony Capital, Inc.	10,300	48,925
Columbia Property Trust, Inc.	2,300	48,093
Community Healthcare Trust, Inc.	200	8,572
CoreCivic, Inc.	2,300	39,974
CorEnergy Infrastructure Trust, Inc.	100	4,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
REAL ESTATE (continued)
CorePoint Lodging, Inc.	450	$4,806
CoreSite Realty Corp.	600	67,272
Corporate Office Properties Trust	1,800	52,884
Cousins Properties, Inc.	2,743	113,012
Crown Castle International Corp.	7,400	1,051,910
CubeSmart	3,600	113,328
Cushman & Wakefield PLC(a)	1,500	30,660
CyrusOne, Inc.	2,000	130,860
DiamondRock Hospitality Co.	6,214	68,851
Digital Realty Trust, Inc.	3,900	466,986
DIiversified Heal Thcare Trust	4,000	33,760
Douglas Emmett, Inc.	3,000	131,700
Duke Realty Corp.	6,600	228,822
Easterly Government Properties, Inc.	1,500	35,595
EastGroup Properties, Inc.	700	92,869
Empire State Realty Trust, Inc., Class A	2,800	39,088
EPR Properties	1,400	98,896
Equinix, Inc.	1,590	928,083
Equity Commonwealth	145,836	4,787,796
Equity LifeStyle Properties, Inc.	3,000	211,170
Equity Residential	6,500	525,980
Essential Properties Realty Trust, Inc.	1,100	27,291
Essex Property Trust, Inc.	1,200	361,032
Extra Space Storage, Inc.	2,400	253,488
Farmland Partners, Inc.	400	2,712
Federal Realty Investment Trust	1,400	180,222
First Industrial Realty Trust, Inc.	2,200	91,322
Four Corners Property Trust, Inc.	4,440	125,163
Franklin Street Properties Corp.	1,200	10,272
Front Yard Residential Corp.	600	7,404
FRP Holdings, Inc.(a)	100	4,981
Gaming and Leisure Properties, Inc.	3,700	159,285
GEO Group, Inc. (The)	2,300	38,203
Getty Realty Corp.	400	13,148
Gladstone Commercial Corp.	300	6,558
Global Net Lease, Inc.	800	16,224
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	19,308
Healthcare Realty Trust, Inc.	8,833	294,757
Healthcare Trust of America, Inc., Class A	3,800	115,064
Healthpeak Properties, Inc.	8,600	296,442
Hersha Hospitality Trust	400	5,820
Highwoods Properties, Inc.	1,700	83,147
Host Hotels & Resorts, Inc.	13,400	248,570
Howard Hughes Corp. (The)(a)	700	88,760
Hudson Pacific Properties, Inc.	3,000	112,950
Independence Realty Trust, Inc.	1,000	14,080
Industrial Logistics Properties Trust	1,154	25,873
Innovative Industrial Properties, Inc.	300	22,761
Investors Real Estate Trust	140	10,150
Invitation Homes, Inc.	9,800	293,706
Iron Mountain, Inc.	5,300	168,911
iStar, Inc.	800	11,608
JBG SMITH Properties	2,100	83,769
Jernigan Capital, Inc.	200	3,828
Jones Lang LaSalle, Inc.	935	162,774
Kennedy-Wilson Holdings, Inc.	2,500	55,750
Kilroy Realty Corp.	2,000	167,800
Kimco Realty Corp.	7,600	157,396
Kite Realty Group Trust	900	17,577
Lamar Advertising Co., Class A	1,600	142,816
Lexington Realty Trust	4,700	49,914
Liberty Property Trust	2,700	162,135
Life Storage, Inc.	900	97,452
LTC Properties, Inc.	2,114	94,644
Macerich Co. (The)	2,300	61,916
Mack-Cali Realty Corp.	2,000	46,260
Marcus & Millichap, Inc.(a)	1,193	44,439
Medical Properties Trust, Inc.	9,200	194,212
Mid-America Apartment Communities, Inc.	2,100	276,906
Monmouth Real Estate Investment Corp.	900	13,032
National Health Investors, Inc.	800	65,184
National Retail Properties, Inc.	2,800	150,136
National Storage Affiliates Trust	1,300	43,706
New Senior Investment Group, Inc.	900	6,885
Newmark Group, Inc., Class A	2,016	27,125
NexPoint Residential Trust, Inc.	200	9,000
Office Properties Income Trust	769	24,716
Omega Healthcare Investors, Inc.	4,070	172,364
One Liberty Properties, Inc.	200	5,438
Outfront Media, Inc.	2,700	72,414
Paramount Group, Inc.	3,900	54,288
Park Hotels & Resorts, Inc.	4,516	116,829
Pebblebrook Hotel Trust	2,569	68,875
Pennsylvania Real Estate Investment Trust	800	4,264
Physicians Realty Trust	3,400	64,396
Piedmont Office Realty Trust, Inc., Class A	2,700	60,048
PotlatchDeltic Corp.	1,281	55,429
Preferred Apartment Communities, Inc., Class A	400	5,328
Prologis, Inc.	11,430	1,018,870
PS Business Parks, Inc.	400	65,948
Public Storage	2,700	574,992
QTS Realty Trust, Inc., Class A	1,100	59,697
Rayonier, Inc.	2,100	68,796
RE/MAX Holdings, Inc., Class A	200	7,698
Realogy Holdings Corp.	2,600	25,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
REAL ESTATE (continued)
Realty Income Corp.	5,600	$412,328
Redfin Corp.(a)	2,100	44,394
Regency Centers Corp.	3,000	189,270
Retail Opportunity Investments Corp.	2,500	44,150
Retail Properties of America, Inc., Class A	4,400	58,960
Retail Value, Inc.	246	9,053
Rexford Industrial Realty, Inc.	1,600	73,072
RLJ Lodging Trust	2,900	51,388
RMR Group, Inc. (The), Class A	100	4,564
RPT Realty	900	13,536
Ryman Hospitality Properties, Inc.	800	69,328
Sabra Health Care REIT, Inc.	3,100	66,154
Saul Centers, Inc.	100	5,278
SBA Communications Corp.	2,100	506,079
Seritage Growth Properties, Class A	800	32,064
Service Properties Trust	2,700	65,691
Simon Property Group, Inc.	5,400	804,384
SITE Centers Corp.	2,400	33,648
SL Green Realty Corp.	1,500	137,820
Spirit Realty Capital, Inc.	1,720	84,590
St Joe Co. (The)(a)	500	9,915
STAG Industrial, Inc.	1,900	59,983
STORE Capital Corp.	3,700	137,788
Stratus Properties, Inc.(a)	100	3,098
Summit Hotel Properties, Inc.	1,200	14,808
Sun Communities, Inc.	1,600	240,160
Sunstone Hotel Investors, Inc.	4,200	58,464
Tanger Factory Outlet Centers, Inc.	2,000	29,460
Taubman Centers, Inc.	1,000	31,090
Tejon Ranch Co.(a)	200	3,196
Terreno Realty Corp.	1,200	64,968
UDR, Inc.	5,000	233,500
UMH Properties, Inc.	400	6,292
Uniti Group, Inc.	3,100	25,451
Universal Health Realty Income Trust	100	11,736
Urban Edge Properties	2,200	42,196
Urstadt Biddle Properties, Inc., Class A	300	7,452
Ventas, Inc.	6,600	381,084
VEREIT, Inc.	17,600	162,624
VICI Properties, Inc.	8,200	209,510
Vornado Realty Trust	3,200	212,800
Washington Prime Group, Inc.	2,100	7,644
Washington Real Estate Investment Trust	1,800	52,524
Weingarten Realty Investors	2,300	71,852
Welltower, Inc.	7,100	580,638
Weyerhaeuser Co.	13,900	419,780
Whitestone REIT	400	5,448
WP Carey, Inc.	3,000	240,120
Xenia Hotels & Resorts, Inc.	2,200	47,542
Total Real Estate		27,878,055
UTILITIES - 2.8%
AES Corp.	11,700	232,830
ALLETE, Inc.	900	73,053
Alliant Energy Corp.	4,300	235,296
Ameren Corp.	4,500	345,600
American Electric Power Co., Inc.	8,800	831,688
American States Water Co.	1,010	87,506
American Water Works Co., Inc.	5,247	644,594
Aqua America, Inc.	42,701	2,004,385
Artesian Resources Corp., Class A	100	3,721
Atlantic Power Corp.(a)	1,300	3,029
Atmos Energy Corp.	2,300	257,278
Avangrid, Inc.	1,200	61,392
Avista Corp.	3,043	146,338
Black Hills Corp.	1,000	78,540
California Water Service Group	16,032	826,610
CenterPoint Energy, Inc.	9,200	250,884
Chesapeake Utilities Corp.	200	19,166
Clearway Energy, Inc., Class A	400	7,648
Clearway Energy, Inc., Class C	700	13,965
CMS Energy Corp.	5,100	320,484
Consolidated Edison, Inc.	6,200	560,914
Dominion Energy, Inc.	14,939	1,237,248
DTE Energy Co.	3,300	428,571
Duke Energy Corp.	13,200	1,203,972
Edison International	6,100	460,001
El Paso Electric Co.	900	61,101
Entergy Corp.	3,700	443,260
Evergy, Inc.	4,294	279,497
Eversource Energy	5,800	493,406
Exelon Corp.	17,800	811,502
FirstEnergy Corp.	9,400	456,840
Hawaiian Electric Industries, Inc.	1,900	89,034
IDACORP, Inc.	900	96,120
MDU Resources Group, Inc.	3,600	106,956
MGE Energy, Inc.	700	55,174
Middlesex Water Co.	3,618	229,996
National Fuel Gas Co.	1,100	51,194
New Jersey Resources Corp.	1,600	71,312
NextEra Energy, Inc.	8,800	2,131,008
NiSource, Inc.	6,800	189,312
Northwest Natural Holding Co.	4,159	306,643
NorthWestern Corp.	1,000	71,670
NRG Energy, Inc.	4,500	178,875
OGE Energy Corp.	3,800	168,986
ONE Gas, Inc.	1,000	93,570
Ormat Technologies, Inc.	800	59,616
Otter Tail Corp.	900	46,161
Pattern Energy Group, Inc., Class A	1,800	48,159
PG&E Corp.(a)	9,000	97,830
Pinnacle West Capital Corp.	2,100	188,853
PNM Resources, Inc.	1,400	70,994
Portland General Electric Co.	1,600	89,264
PPL Corp.	13,400	480,792
Public Service Enterprise Group, Inc.	9,300	549,165
Sempra Energy	5,200	787,696
SJW Group	18,261	1,297,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
UTILITIES (continued)
South Jersey Industries, Inc.	1,500	$49,470
Southern Co. (The)	19,000	1,210,300
Southwest Gas Holdings, Inc.	1,000	75,970
Spire, Inc.	1,000	83,310
TerraForm Power, Inc., Class A	2,300	35,397
UGI Corp.	3,900	176,124
Unitil Corp.	200	12,364
Vistra Energy Corp.	7,000	160,930
WEC Energy Group, Inc.	5,800	534,934
Xcel Energy, Inc.	9,200	584,108
York Water Co. (The)	100	4,611
Total Utilities		23,363,844
TOTAL COMMON STOCKS (Cost: $711,270,999)		810,631,824
RIGHTS - 0.0% (b)
Materials - 0.0% (b)
A. Schulman, Inc.(a)	300	157
(Cost: $130)
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.44%(c)	18,233,954	18,233,954
(Cost: $18,233,954)
TOTAL INVESTMENTS - 99.9% (Cost: $729,505,083)		828,865,935
OTHER ASSETS AND LIABILITIES, NET - 0.1%		557,675
NET ASSETS - 100.0%		$829,423,610

(a)	Non-income producing security.
(b)	Amount is less than 0.05%.
(c)	The rate shown is the annualized seven-day yield of December 31, 2019.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019.

	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities
Common Stocks	$810,631,824	$—	$—	$810,631,824
Rights	—	157	—	157
Money Market Fund	18,233,954	—	—	18,233,954
Total Investment in Securities	$828,865,778	$157	$—	$828,865,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 95.1%
ARGENTINA - 0.0% (a)
Globant S.A.(b)	300	$31,815
Grupo Financiero Galicia S.A., ADR	800	12,984
MercadoLibre, Inc.(b)	233	133,262
Total Argentina		178,061
AUSTRALIA - 3.2%
AGL Energy Ltd.	3,989	57,469
Alumina Ltd.	12,862	20,760
AMP Ltd.	20,169	27,104
APA Group, (Unit)	6,271	48,847
Aristocrat Leisure Ltd.	16,948	400,446
ASX Ltd.	1,323	72,797
Aurizon Holdings Ltd.	12,525	45,969
AusNet Services	7,131	8,507
Australia & New Zealand Banking Group Ltd.	18,052	312,013
Bendigo & Adelaide Bank Ltd.	2,581	17,714
BHP Group Ltd.	18,668	509,862
BHP Group PLC	39,577	931,464
BlueScope Steel Ltd.	58,175	614,814
Boral Ltd.	8,058	25,333
Brambles Ltd.	10,113	83,174
Caltex Australia Ltd.	1,396	33,259
Challenger Ltd.	3,413	19,376
CIMIC Group Ltd.	521	12,116
Coca-Cola Amatil Ltd.	3,504	27,196
Cochlear Ltd.	4,996	787,891
Coles Group Ltd.	7,633	79,490
Commonwealth Bank of Australia	11,197	627,814
Computershare Ltd.	3,421	40,284
Crown Resorts Ltd.	2,028	17,092
CSL Ltd.	17,116	3,312,195
Dexus	6,747	55,396
Fleetwood Corp. Ltd.(b)	10,074	14,422
Flight Centre Travel Group Ltd.	298	9,214
Fortescue Metals Group Ltd.	83,227	624,345
Goodman Group	10,359	97,192
GPT Group (The)	12,288	48,289
GWA Group Ltd.	379,109	883,252
Harvey Norman Holdings Ltd.	2,981	8,514
Incitec Pivot Ltd.	8,859	19,769
Insurance Australia Group	13,929	74,874
LendLease Group, (Unit)	3,524	43,524
Macquarie Group Ltd.	1,942	187,862
Magellan Financial Group Ltd.	763	30,493
Medibank Pvt Ltd.	19,374	42,962
Mirvac Group	26,295	58,679
National Australia Bank Ltd.	19,111	330,316
Newcrest Mining Ltd.	27,470	583,131
Objective Corp. Ltd.	3,884	16,326
Oil Search Ltd.	7,766	39,511
Orica Ltd.	52,750	813,640
Origin Energy Ltd.	9,960	59,061
Qantas Airways Ltd.	5,431	27,098
QBE Insurance Group Ltd.	7,826	70,736
Ramsay Health Care Ltd.	1,031	52,476
REA Group Ltd.	282	20,502
Santos Ltd.	10,992	63,098
Scentre Group	30,258	81,325
SEEK Ltd.	2,462	38,960
Select Harvests Ltd.	7,488	44,087
Sigma Healthcare Ltd.	151,826	61,971
Sonic Healthcare Ltd.	2,779	56,067
South32 Ltd.	27,570	52,238
Stockland	15,025	48,712
Suncorp Group Ltd.	7,355	66,891
Sydney Airport, (Unit)	6,981	42,425
Tabcorp Holdings Ltd.	14,578	46,342
Technology One Ltd.	72,443	421,438
Telstra Corp. Ltd.	23,269	57,805
TPG Telecom Ltd.	1,560	7,346
Transurban Group, (Unit)	17,431	182,382
Treasury Wine Estates Ltd.	4,475	50,999
Vicinity Centres	17,277	30,189
Washington H. Soul Pattinson & Co., Ltd.	531	8,012
Wesfarmers Ltd.	7,270	211,211
Westpac Banking Corp.	22,173	377,016
WiseTech Global Ltd.	1,133	18,581
Woodside Petroleum Ltd.	6,059	146,180
Woolworths Group Ltd.	14,166	359,466
Worley Ltd.	1,052	11,302
Total Australia		14,828,613
AUSTRIA - 0.3%
ANDRITZ AG	390	16,799
Erste Group Bank AG(b)	34,307	1,291,461
OMV AG	998	56,062
Raiffeisen Bank International AG	792	19,891
Verbund AG	446	22,382
voestalpine AG	614	17,122
Total Austria		1,423,717
BELGIUM - 0.8%
Ageas	10,528	622,112
Anheuser-Busch InBev S.A.	4,847	395,316
Colruyt S.A.	12,000	625,639
Galapagos N.V.(b)	3,016	630,938
Groupe Bruxelles Lambert S.A.	553	58,283
KBC Group N.V.	11,061	832,022
Proximus SADP	919	26,307
Solvay S.A.	463	53,649
Telenet Group Holding N.V.	432	19,412
UCB S.A.	6,718	534,273
Umicore S.A.	1,241	60,358
Total Belgium		3,858,309
BRAZIL - 1.5%
Ambev S.A.	28,000	129,953
Ambev S.A., ADR	9,343	43,538
Atacadao S.A.	2,700	15,672
B2W Cia Digital(b)	1,270	19,845
B3 S.A. - Brasil Bolsa Balcao	33,474	357,565
Banco Bradesco S.A.	7,760	65,723
Banco BTG Pactual S.A., (Unit)	1,600	30,280
Banco do Brasil S.A.	5,300	69,592
Banco Santander Brasil S.A., (Unit)	2,600	32,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
BRAZIL (continued)
BB Seguridade Participacoes S.A.	72,100	$675,708
BR Malls Participacoes S.A.	4,200	18,856
BRF S.A.(b)	3,500	30,626
CCR S.A.	7,400	34,915
Centrais Eletricas Brasileiras S.A.	2,100	19,733
Cia de Saneamento Basico do Estado de Sao Paulo	27,900	420,022
Cia Siderurgica Nacional S.A.	3,800	13,329
Cielo S.A.	5,600	11,652
Cogna Educacao	10,400	29,550
Cosan S.A.	1,100	19,024
Embraer S.A.(b)	5,500	26,976
Energisa S.A., (Unit)	1,500	19,960
Engie Brasil Energia S.A.	1,500	18,943
Equatorial Energia S.A.	46,881	265,597
Hypera S.A.	2,100	18,632
IRB Brasil Resseguros S/A	85,380	826,696
Itau Unibanco Holding S.A., ADR	68,125	623,344
JBS S.A.	7,100	45,537
Klabin S.A., (Unit)	28,482	130,349
Localiza Rent a Car S.A.	4,016	47,331
Lojas Renner S.A.	37,210	519,758
Magazine Luiza S.A.	12,198	144,640
Multiplan Empreendimentos Imobiliarios S.A.	1,700	13,988
Natura & Co. Holding S.A.	2,500	24,032
Notre Dame Intermedica Participacoes S.A.	2,689	45,622
Pagseguro Digital Ltd., Class A(b)	3,608	123,249
Petrobras Distribuidora S.A.	4,000	29,900
Petroleo Brasileiro S.A.	19,300	153,529
Petroleo Brasileiro S.A., ADR	11,608	173,191
Petroleo Brasileiro S.A., ADR	17,700	282,138
Porto Seguro S.A.	600	9,358
Raia Drogasil S.A.	11,687	324,344
Rumo S.A.(b)	6,800	44,120
Sul America S.A., (Unit)	2,100	31,280
Suzano S.A.	3,430	33,834
TIM Participacoes S.A.	2,600	10,128
Ultrapar Participacoes S.A.	4,100	25,970
Vale S.A.(b)	20,300	268,971
Vale S.A., ADR (b)	12,586	166,135
WEG S.A.	26,127	225,113
Total Brazil		6,710,254
BRITAIN - 9.6%
3i Group PLC	5,932	86,276
Admiral Group PLC	1,152	35,234
AG Barr PLC	43,294	332,614
Anglo American PLC	6,691	192,591
Aon PLC	5,400	1,124,766
Aptitude Software Group PLC	3,430	28,260
Ashtead Group PLC	2,758	88,189
Associated British Foods PLC	2,362	81,284
AstraZeneca PLC	8,292	835,521
Auto Trader Group PLC	5,990	47,178
AVEVA Group PLC	459	28,308
Avingtrans PLC	4,217	15,640
Aviva PLC	25,526	141,570
BAE Systems PLC	19,906	148,924
Barclays PLC	110,523	262,991
Barratt Developments PLC	51,698	511,265
Bellway PLC	2,753	138,827
Berkeley Group Holdings PLC	886	57,025
Bloomsbury Publishing PLC	250,898	963,784
Bovis Homes Group PLC	25,964	467,042
BP PLC	128,754	804,302
Breedon Group PLC(b)	63,266	69,556
Brickability Group PLC	15,725	14,789
British American Tobacco PLC	14,532	622,034
British Land Co. PLC (The)	6,063	51,302
BT Group PLC	54,682	139,388
Bunzl PLC	2,263	61,900
Burberry Group PLC	2,487	72,639
Centrica PLC	40,431	47,825
Close Brothers Group PLC	59,900	1,267,910
CNH Industrial N.V.	6,358	69,820
Coca-Cola European Partners PLC	29,600	1,506,048
Compass Group PLC	165,370	4,140,027
Crest Nicholson Holdings PLC	47,550	271,968
Croda International PLC	730	49,508
Dart Group PLC	46,399	1,041,134
DFS Furniture PLC	15,396	58,937
Diageo PLC	14,979	635,017
Direct Line Insurance Group PLC	7,245	29,990
DiscoverIE Group PLC	1,623	12,254
Dixons Carphone PLC	189,657	362,259
Dunelm Group PLC	16,719	256,008
easyJet PLC	926	17,473
Ferguson PLC	7,766	704,649
Fiat Chrysler Automobiles N.V.	6,525	96,568
G4S PLC	10,572	30,528
Gateley Holdings PLC	13,328	35,044
Genus PLC	23,845	1,003,142
GlaxoSmithKline PLC	31,551	743,488
Gooch & Housego PLC	44,416	817,785
Halma PLC	2,532	70,968
Hargreaves Lansdown PLC	1,725	44,213
HSBC Holdings PLC	127,490	999,561
Imperial Brands PLC	5,806	143,738
Informa PLC	67,747	769,052
InterContinental Hotels Group PLC	1,188	81,954
Intertek Group PLC	1,034	80,151
ITV PLC	25,149	50,302
J Sainsbury PLC	12,541	38,191
JD Sports Fashion PLC	3,028	33,587
Johnson Matthey PLC	1,170	46,431
Kingfisher PLC	13,020	37,424
Land Securities Group PLC	4,754	62,342
Legal & General Group PLC	190,169	763,250
Lloyds Banking Group PLC	446,432	369,590
London Stock Exchange Group PLC	1,951	200,283
M&G PLC(b)	138,259	434,403
Marks & Spencer Group PLC	10,479	29,635
Marshalls PLC	36,659	417,603
Meggitt PLC	5,163	44,918
Melrose Industries PLC	30,511	97,036
Micro Focus International PLC	1,965	27,689
Mondi PLC	3,246	76,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
BRITAIN (continued)
National Grid PLC	22,275	$278,620
Next PLC	832	77,343
Ocado Group PLC(b)	2,782	47,132
Pearson PLC	4,693	39,598
Persimmon PLC	2,077	74,145
Porvair PLC	134,839	1,193,099
Prudential PLC	65,780	1,262,545
Reckitt Benckiser Group PLC	18,402	1,493,961
RELX PLC	54,586	1,377,764
RELX PLC	3,433	86,489
Rentokil Initial PLC	12,063	72,383
Rightmove PLC	83,646	702,013
Rio Tinto Ltd.	8,660	610,146
Rio Tinto PLC	7,173	427,846
Rolls-Royce Holdings PLC(b)	10,864	98,316
Royal Bank of Scotland Group PLC	29,517	93,953
RSA Insurance Group PLC	68,864	515,925
Sage Group PLC (The)	6,958	69,032
Scapa Group PLC	244,061	788,811
Schroders PLC	758	33,475
Segro PLC	7,016	83,380
Severn Trent PLC	1,570	52,302
Smith & Nephew PLC	63,477	1,540,796
Smiths Group PLC	2,579	57,630
Spirax-Sarco Engineering PLC	443	52,166
SSE PLC	6,653	126,769
St James's Place PLC	11,331	174,780
Standard Chartered PLC	56,452	532,706
Standard Life Aberdeen PLC	13,716	59,610
SThree PLC	171,734	862,145
Taylor Wimpey PLC	195,641	501,188
Tesco PLC	300,683	1,016,422
TP ICAP PLC	31,401	169,994
Unilever N.V.	34,899	2,005,460
Unilever PLC	16,433	946,980
United Utilities Group PLC	4,477	55,946
Vodafone Group PLC	170,337	331,132
Weir Group PLC (The)	20,277	405,435
Whitbread PLC	854	54,818
Wm Morrison Supermarkets PLC	13,870	36,708
WPP PLC	7,757	109,582
Total Britain		44,057,658
CANADA - 5.7%
Agnico Eagle Mines Ltd.	1,508	92,880
Air Canada(b)	900	33,621
Algonquin Power & Utilities Corp.	3,600	50,928
Alimentation Couche-Tard, Inc., Class B	5,500	174,545
AltaGas Ltd.	1,600	24,372
Atco Ltd., Class I	800	30,662
Aurora Cannabis, Inc.(b)	4,300	9,239
Bank of Montreal	3,900	302,257
Bank of Nova Scotia (The)	7,400	417,997
Barrick Gold Corp.	10,651	197,838
BCE, Inc.	600	27,797
BlackBerry Ltd.(b)	3,200	20,577
Bombardier, Inc., Class B(b)	12,200	18,133
Brookfield Asset Management, Inc., Class A	39,900	2,305,415
CAE, Inc.	1,300	34,418
Cameco Corp.	54,900	487,887
Canadian Apartment Properties REIT	600	24,493
Canadian Imperial Bank of Commerce	2,800	233,005
Canadian National Railway Co.	10,400	940,809
Canadian Natural Resources Ltd.	7,200	232,875
Canadian Pacific Railway Ltd.	900	229,431
Canadian Pacific Railway Ltd.	8,120	2,070,194
Canadian Tire Corp. Ltd., Class A	300	32,286
Canadian Utilities Ltd., Class A	1,300	39,214
Canopy Growth Corp.(b)	1,200	25,237
CCL Industries, Inc., Class B	1,100	46,862
Cenovus Energy, Inc.	6,300	64,041
CGI, Inc.(b)	1,600	133,897
CI Financial Corp.	1,700	28,422
Constellation Software, Inc.	100	97,121
Cronos Group, Inc.(b)	1,200	9,213
Dollarama, Inc.	21,190	728,281
Emera, Inc.	1,600	68,741
Empire Co., Ltd., Class A	1,500	35,185
Enbridge, Inc.	12,800	508,925
Encana Corp.	8,000	37,457
Fairfax Financial Holdings Ltd.	200	93,911
First Capital Real Estate Investment Trust, (Unit)	800	12,734
First Quantum Minerals Ltd.	4,100	41,583
Fortis, Inc.	2,829	117,382
Franco-Nevada Corp.	1,207	124,636
George Weston Ltd.	662	52,520
Gildan Activewear, Inc.	1,300	38,433
Great-West Lifeco, Inc.	1,800	46,104
H&R Real Estate Investment Trust	900	14,624
Heroux-Devtek, Inc.(b)	76,763	1,129,085
Husky Energy, Inc.	1,700	13,641
Hydro One Ltd.	2,100	40,559
iA Financial Corp., Inc.	900	49,437
IGM Financial, Inc.	700	20,096
Imperial Oil Ltd.	1,500	39,679
Intact Financial Corp.	1,000	108,136
Inter Pipeline Ltd.	2,500	43,395
Keyera Corp.	1,400	36,678
Kinross Gold Corp.(b)	8,100	38,424
Kirkland Lake Gold Ltd.	1,300	57,304
Laurentian Bank of Canada	23,568	806,381
Linamar Corp.	18,190	688,210
Loblaw Cos., Ltd.	1,300	67,075
Lululemon Athletica, Inc.(b)	4,990	1,156,033
Lundin Mining Corp.	4,000	23,904
Magna International, Inc.	27,700	1,518,802
Manulife Financial Corp.	12,000	243,595
Methanex Corp.	500	19,310
Metro, Inc.	2,000	82,538
National Bank of Canada	17,800	988,044
Nutrien Ltd.	3,400	162,780
Onex Corp.	600	37,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
CANADA (continued)
Open Text Corp.	1,900	$83,723
Parkland Fuel Corp.	1,100	40,415
Pembina Pipeline Corp.	3,000	111,193
Power Corp. of Canada	2,090	53,837
Power Financial Corp.	1,900	51,123
PrairieSky Royalty Ltd.	1,400	16,420
Quebecor, Inc., Class B	1,700	43,385
Restaurant Brands International, Inc.	1,800	114,746
RioCan Real Estate Investment Trust	1,100	22,668
Rogers Communications, Inc., Class B	1,900	94,345
Royal Bank of Canada	8,800	696,315
Saputo, Inc.	1,500	46,436
Shaw Communications, Inc., Class B	3,171	64,346
ShawCor Ltd.	57,653	556,307
Shopify, Inc., Class A(b)	6,420	2,552,474
SmartCentres Real Estate Investment Trust	600	14,421
Stars Group, Inc. (The)(b)	1,500	39,148
Sun Life Financial, Inc.	3,800	173,269
Suncor Energy, Inc.	44,300	1,451,933
TC Energy Corp.	5,564	296,335
Teck Resources Ltd., Class B	2,800	48,559
TELUS Corp.	900	34,848
Thomson Reuters Corp.	1,530	109,446
TMX Group Ltd.	7,800	675,453
Toronto-Dominion Bank (The)	11,100	622,551
West Fraser Timber Co., Ltd.	400	17,644
Wheaton Precious Metals Corp.	2,819	83,883
WSP Global, Inc.	800	54,627
Total Canada		25,897,105
CHILE - 0.1%
Antofagasta PLC	2,095	25,441
Banco de Chile	361,857	38,354
Banco de Credito e Inversiones S.A.	265	12,017
Banco Santander Chile	353,053	20,189
Cencosud S.A.	7,663	10,089
Cia Cervecerias Unidas S.A.	791	7,753
Colbun S.A.	42,241	6,741
Empresa Nacional de Telecomunicaciones S.A.(b)	558	3,969
Empresas CMPC S.A.	6,691	16,373
Empresas COPEC S.A.	1,890	16,966
Enel Americas S.A.	205,285	45,592
Enel Chile S.A.	150,167	14,079
Itau CorpBanca	822,850	4,771
Latam Airlines Group S.A.	1,623	16,285
SACI Falabella	3,673	15,831
Total Chile		254,450
CHINA - 5.8%
3SBio, Inc.(b)	5,500	7,129
51job, Inc., ADR(b)	1,112	94,409
58.com, Inc., ADR(b)	9,500	614,935
AAC Technologies Holdings, Inc.	5,000	43,633
AECC Aviation Power Co., Ltd., Class A	14,300	44,507
Agile Group Holdings Ltd.	8,000	12,032
Agricultural Bank of China Ltd., Class A	49,700	26,328
Agricultural Bank of China Ltd., Class H	195,000	85,835
Air China Ltd., Class H	10,000	10,151
Alibaba Group Holding Ltd.(b)	2,800	74,453
Alibaba Group Holding Ltd., ADR(b)	18,608	3,946,757
Aluminum Corp. of China Ltd., Class H(b)	22,000	7,538
Anhui Conch Cement Co., Ltd., Class A	5,100	40,122
Anhui Conch Cement Co., Ltd., Class H	28,500	207,744
ANTA Sports Products Ltd.	7,000	62,658
Autohome, Inc., ADR(b)	400	32,004
AVIC Aircraft Co., Ltd., Class A	15,900	37,389
BAIC Motor Corp. Ltd., Class H	9,000	5,105
Baidu, Inc., ADR(b)	1,700	214,880
Bank of China Ltd., Class H	510,000	217,946
Bank of Communications Co., Ltd., Class A	21,000	16,973
Bank of Communications Co., Ltd., Class H	76,000	54,033
Baozun, Inc., ADR(b)	300	9,936
BBMG Corp., Class H	28,000	8,588
BeiGene Ltd., ADR(b)	200	33,152
Beijing Capital International Airport Co., Ltd., Class H	10,000	9,689
BYD Co., Ltd., Class H	4,000	19,943
BYD Electronic International Co., Ltd.	3,500	6,728
CGN Power Co., Ltd., Class H	57,000	15,215
China Aoyuan Group Ltd.	11,000	17,928
China Cinda Asset Management Co., Ltd., Class H	47,000	10,676
China CITIC Bank Corp. Ltd., Class H	75,000	44,948
China Coal Energy Co., Ltd., Class H	14,000	5,552
China Communications Construction Co., Ltd., Class H	32,000	26,077
China Communications Services Corp. Ltd., Class H	12,000	8,747
China Conch Venture Holdings Ltd.	11,500	50,178
China Construction Bank Corp., Class H	610,000	526,841
China Eastern Airlines Corp. Ltd., Class H(b)	14,000	7,762
China Everbright Bank Co., Ltd., Class A	46,200	29,249
China Everbright Bank Co., Ltd., Class H	2,000	929
China Evergrande Group(b)	12,000	33,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
China Galaxy Securities Co., Ltd., Class H	18,000	$10,603
China Huarong Asset Management Co., Ltd., Class H	54,000	8,524
China International Capital Corp. Ltd., Class H	7,600	14,649
China International Travel Service Corp. Ltd., Class A	1,800	22,985
China Life Insurance Co., Ltd., Class A	5,700	28,534
China Life Insurance Co., Ltd., Class H	49,000	136,141
China Literature Ltd.(b)	800	3,337
China Longyuan Power Group Corp. Ltd., Class H	17,000	10,755
China Medical System Holdings Ltd.	7,000	10,079
China Merchants Bank Co., Ltd., Class A	8,700	46,937
China Merchants Bank Co., Ltd., Class H	32,500	167,040
China Minsheng Banking Corp. Ltd., Class A	18,800	17,030
China Minsheng Banking Corp. Ltd., Class H	73,400	55,481
China Molybdenum Co., Ltd., Class H	21,000	9,001
China National Building Material Co., Ltd., Class H	30,000	33,495
China Oilfield Services Ltd., Class H	6,000	9,409
China Pacific Insurance Group Co., Ltd., Class A	4,400	23,902
China Pacific Insurance Group Co., Ltd., Class H	108,600	427,861
China Petroleum & Chemical Corp., Class H	636,000	382,793
China Railway Construction Corp. Ltd., Class A	18,600	27,076
China Railway Construction Corp. Ltd., Class H	17,000	18,609
China Railway Group Ltd., Class A	32,000	27,288
China Railway Group Ltd., Class H	11,000	6,790
China Railway Signal & Communication Corp. Ltd., Class H	16,000	8,932
China Reinsurance Group Corp., Class H	59,000	9,692
China Resources Pharmaceutical Group Ltd.	10,000	9,278
China Shenhua Energy Co., Ltd., Class H	22,000	45,963
China Southern Airlines Co., Ltd., Class H	10,000	6,725
China Spacesat Co., Ltd., Class A	11,700	35,894
China State Construction Engineering Corp. Ltd., Class A	37,500	30,255
China Telecom Corp. Ltd., Class H	72,000	29,660
China Tower Corp. Ltd., Class H	262,000	57,831
China United Network Communications Ltd., Class A	17,700	14,967
China Vanke Co., Ltd., Class A	4,900	22,637
China Vanke Co., Ltd., Class H	12,500	53,338
China Yangtze Power Co., Ltd., Class A	9,100	24,012
China Zhongwang Holdings Ltd.	11,600	4,630
Chongqing Rural Commercial Bank Co., Ltd., Class H	13,000	6,640
CIFI Holdings Group Co., Ltd.	18,896	15,980
CITIC Securities Co., Ltd., Class A	5,200	18,887
CITIC Securities Co., Ltd., Class H	18,500	42,212
CNOOC Ltd.	403,000	670,262
Contemporary Amperex Technology Co., Ltd., Class A	1,200	18,330
COSCO SHIPPING Holdings Co., Ltd., Class H(b)	7,000	2,839
Country Garden Holdings Co., Ltd.	48,347	77,432
Country Garden Services Holdings Co., Ltd.	9,000	30,318
CRRC Corp. Ltd., Class A	14,100	14,453
CRRC Corp. Ltd., Class H	22,000	16,036
CSPC Pharmaceutical Group Ltd.	28,000	66,763
Dali Foods Group Co., Ltd.	10,000	7,405
Datang International Power Generation Co., Ltd., Class H	36,000	6,884
DHC Software Co., Ltd., Class A	34,900	51,706
Dongfeng Motor Group Co., Ltd., Class H	14,000	13,169
ENN Energy Holdings Ltd.	59,800	653,462
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,200	18,521
Fosun International Ltd.	12,000	17,494
Fuyao Glass Industry Group Co., Ltd., Class H	2,800	8,570
GDS Holdings Ltd., ADR(b)	400	20,632
Genscript Biotech Corp.(b)	6,000	13,629
GF Securities Co., Ltd., Class H	7,200	8,769
GOME Retail Holdings Ltd.(b)	58,000	5,359
Great Wall Motor Co., Ltd., Class H	16,500	12,197
Greatview Aseptic Packaging Co., Ltd.	1,445,000	662,019
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,700	16,005
Guangzhou Automobile Group Co., Ltd., Class H	122,800	152,864
Guangzhou R&F Properties Co., Ltd.	5,200	9,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
Guotai Junan Securities Co., Ltd., Class H	3,000	$5,313
Haidilao International Holding Ltd.	4,000	16,067
Haitian International Holdings Ltd.	3,000	7,269
Haitong Securities Co., Ltd., Class A	23,600	52,379
Haitong Securities Co., Ltd., Class H	22,800	26,948
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	7,000	32,901
Hengan International Group Co., Ltd.	5,000	35,612
Huaneng Power International, Inc., Class H	22,000	11,124
Huaneng Renewables Corp. Ltd., Class H	26,000	10,110
Huatai Securities Co., Ltd., Class H	8,800	15,562
Huazhu Group Ltd., ADR(b)	900	36,063
Industrial & Commercial Bank of China Ltd., Class A	26,200	22,116
Industrial & Commercial Bank of China Ltd., Class H	427,000	328,786
Industrial Bank Co., Ltd., Class A	11,500	32,689
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,400	15,102
Inner Mongolia Yitai Coal Co., Ltd., Class B	58,300	47,223
Innovent Biologics, Inc.(b)	6,000	20,443
iQIYI, Inc., ADR(b)	700	14,777
JD.com, Inc., ADR(b)	17,899	630,582
Jiangsu Expressway Co., Ltd., Class H	6,000	8,224
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,300	28,898
Jiangxi Copper Co., Ltd., Class H	5,000	6,879
Jinduicheng Molybdenum Co., Ltd., Class A	61,293	70,482
JOYY, Inc., ADR(b)	400	21,116
Kaisa Group Holdings Ltd.(b)	22,000	10,503
Kingdee International Software Group Co., Ltd.	14,000	13,996
Kingsoft Corp. Ltd.(b)	4,000	10,369
Kweichow Moutai Co., Ltd., Class A	500	84,916
KWG Group Holdings Ltd. (b)	9,500	13,313
Legend Holdings Corp., Class H	3,700	8,395
Lenovo Group Ltd.	50,000	33,559
Li Ning Co., Ltd.	63,500	190,281
Logan Property Holdings Co., Ltd.	10,000	16,786
Longfor Group Holdings Ltd.	11,500	53,867
Luxshare Precision Industry Co., Ltd., Class A	2,900	15,196
Luye Pharma Group Ltd.	10,000	7,495
Meituan Dianping, Class B(b)	6,200	81,077
Metallurgical Corp. of China Ltd., Class H	35,000	7,860
Modern Land China Co., Ltd.	138,000	20,898
Momo, Inc., ADR	1,000	33,500
NetEase, Inc., ADR	1,572	482,038
New China Life Insurance Co., Ltd., Class A	3,300	23,285
New China Life Insurance Co., Ltd., Class H	6,400	27,514
New Oriental Education & Technology Group, Inc., ADR(b)	1,000	121,250
NIO, Inc., ADR(b)	3,900	15,678
Noah Holdings Ltd., ADR(b)	200	7,074
Offshore Oil Engineering Co., Ltd., Class A	45,300	47,994
People's Insurance Co. Group of China Ltd. (The), Class H	66,000	27,442
PetroChina Co., Ltd., Class H	120,000	60,213
PICC Property & Casualty Co., Ltd., Class H	308,000	371,151
Pinduoduo, Inc., ADR(b)	1,200	45,384
Ping An Bank Co., Ltd., Class A	11,800	27,867
Ping An Healthcare and Technology Co., Ltd.(b)	2,700	19,698
Ping An Insurance Group Co. of China Ltd., Class A	4,400	53,982
Ping An Insurance Group Co. of China Ltd., Class H	221,500	2,617,988
Poly Developments and Holdings Group Co., Ltd., Class A	6,700	15,563
Postal Savings Bank of China Co., Ltd., Class H	58,000	39,449
Power Construction Corp. of China Ltd., Class A	38,300	23,863
SAIC Motor Corp. Ltd., Class A	4,400	15,065
Seazen Group Ltd.(b)	8,000	9,733
Semiconductor Manufacturing International Corp.(b)	16,000	24,517
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	14,383
Shanghai Electric Group Co., Ltd., Class H	16,000	5,256
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,500	7,539
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	103,560	100,143
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,700	9,144
Shanghai Pudong Development Bank Co., Ltd., Class A	15,400	27,348
Shenzhen Overseas Chinese Town Co., Ltd., Class A	33,400	37,352
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	75,700	46,730
Shenzhou International Group Holdings Ltd.	29,600	432,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
Shui On Land Ltd.	35,000	$7,681
SINA Corp.(b)	400	15,972
Sino-Ocean Group Holding Ltd.	15,500	6,226
Sinopec Engineering Group Co., Ltd., Class H	9,500	5,681
Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,000	5,428
Sinopharm Group Co., Ltd., Class H	8,000	29,208
Sinotrans Ltd., Class H	22,000	7,482
Sinotruk Hong Kong Ltd.	5,000	10,664
SOHO China Ltd.	10,500	3,962
Sunac China Holdings Ltd.	16,000	95,582
Suning.com Co., Ltd., Class A	20,800	30,189
Sunny Optical Technology Group Co., Ltd.	4,600	79,635
TAL Education Group, ADR(b)	2,500	120,500
Tencent Holdings Ltd.	140,600	6,777,121
Tencent Music Entertainment Group, ADR(b)	500	5,870
Tingyi Cayman Islands Holding Corp.	10,000	17,068
TravelSky Technology Ltd., Class H	3,000	7,323
Trip.com Group Ltd., ADR(b)	2,900	97,266
Tsingtao Brewery Co., Ltd., Class H	2,000	13,436
Uni-President China Holdings Ltd.	10,000	10,498
Vipshop Holdings Ltd., ADR(b)	2,800	39,676
Want Want China Holdings Ltd.	36,000	33,633
Weibo Corp., ADR(b)	400	18,540
Weichai Power Co., Ltd., Class H	10,000	21,098
Wens Foodstuffs Group Co., Ltd., Class A	4,200	20,259
Wuliangye Yibin Co., Ltd., Class A	1,600	30,552
WuXi AppTec Co., Ltd., Class H	1,900	23,566
Wuxi Biologics Cayman, Inc.(b)	7,500	94,950
Xiaomi Corp., Class B(b)	50,200	69,448
Xinyi Solar Holdings Ltd.	22,278	15,810
Yanzhou Coal Mining Co., Ltd., Class H	10,000	8,983
Yestar Healthcare Holdings Co., Ltd.(b)	1,692,500	323,630
Yihai International Holding Ltd.(b)	3,000	17,594
Yum China Holdings, Inc.	5,467	262,471
Yuzhou Properties Co., Ltd.	17,862	9,834
Zhejiang Expressway Co., Ltd., Class H	8,000	7,289
ZhongAn Online P&C Insurance Co., Ltd., Class H(b)	1,800	6,491
Zhongsheng Group Holdings Ltd.	3,000	12,281
Zhuzhou CRRC Times Electric Co., Ltd., Class H	27,300	98,798
Zijin Mining Group Co., Ltd., Class H	30,000	14,938
ZTE Corp., Class H(b)	8,000	24,486
ZTO Express Cayman, Inc., ADR	2,100	49,035
Total China		26,638,665
COLOMBIA - 0.0% (a)
Bancolombia S.A.	1,808	24,200
Bancolombia S.A., ADR	1,446	79,226
Ecopetrol S.A.	29,824	30,076
Grupo Argos S.A.	2,532	13,711
Grupo de Inversiones Suramericana S.A.	1,799	18,607
Interconexion Electrica S.A. ESP	3,772	22,491
Total Colombia		188,311
CZECH - 0.0% (a)
CEZ A/S	864	19,418
Komercni banka A/S	560	20,490
Moneta Money Bank A/S	2,599	9,745
Total Czech		49,653
EGYPT - 0.1%
Commercial International Bank Egypt SAE	9,975	51,584
Commercial International Bank Egypt SAE, GDR	33,933	173,058
Eastern Co. SAE	11,147	10,501
ElSewedy Electric Co.	9,932	6,937
Total Egypt		242,080
FINLAND - 1.1%
Elisa Oyj	934	51,598
Fortum Oyj	3,157	77,907
Harvia Oyj	2,767	32,434
Kone Oyj, Class B	15,607	1,020,271
Neste Oyj	2,746	95,547
Nokia Oyj	38,218	141,297
Nokian Renkaat Oyj	805	23,143
Nordea Bank Abp	83,007	670,341
Orion Oyj, Class B	15,556	720,127
Raisio Oyj, Class V	3,014	11,495
Remedy Entertainment Oyj(b)	982	12,612
Sampo Oyj, Class A	16,000	698,326
Stora Enso Oyj, Class R	4,757	69,180
UPM-Kymmene Oyj	3,970	137,647
Vaisala Oyj, Class A	31,856	1,134,519
Wartsila Oyj Abp	3,409	37,665
Total Finland		4,934,109
FRANCE - 8.2%
ABC arbitrage	4,057	30,490
Accor S.A.	1,257	58,867
Aeroports de Paris	151	29,827
Air Liquide S.A.	8,469	1,198,859
Airbus SE	3,700	541,530
Alstom S.A.	1,116	52,864
Amundi S.A.	18,643	1,461,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
FRANCE (continued)
Arkema S.A.	467	$49,607
Atos SE	536	44,684
AXA S.A.	12,313	346,807
BioMerieux	204	18,157
BNP Paribas S.A.	28,966	1,716,508
Bollore S.A.	6,181	26,970
Bouygues S.A.	1,413	60,038
Bureau Veritas S.A.	2,033	53,042
Capgemini SE	1,039	126,917
Carrefour S.A.	3,738	62,684
Casino Guichard Perrachon S.A.	377	17,634
CBo Territoria	4,714	20,252
Cie de Saint-Gobain	2,998	122,744
Cie Generale des Etablissements Michelin SCA	1,010	123,601
CNP Assurances	14,325	284,892
Coface S.A.	82,262	1,012,238
Covivio	346	39,277
Credit Agricole S.A.	20,051	290,699
Danone S.A.	3,938	326,435
Dassault Aviation S.A.	19	24,935
Dassault Systemes SE	10,639	1,748,893
Edenred	1,664	86,046
Eiffage S.A.	7,634	873,432
Ekinops SAS(b)	3,411	25,291
Electricite de France S.A.	3,135	34,912
Engie S.A.	73,842	1,192,731
Envea S.A.	124	13,019
EssilorLuxottica S.A.	15,300	2,330,601
Eurazeo SE	279	19,090
Eutelsat Communications S.A.	1,370	22,267
Faurecia SE	474	25,537
Focus Home Interactive S.A.	1,144	30,605
Gecina S.A.	296	52,991
Getlink SE	2,926	50,905
Hermes International	205	153,192
HighCo	2,207	15,052
ICADE	243	26,453
Iliad S.A.	169	21,905
Ingenico Group S.A.	427	46,364
Ipsen S.A.	222	19,672
IPSOS	26,260	852,747
JCDecaux S.A.	760	23,426
Kering S.A.	461	302,609
Klepierre S.A.	1,198	45,488
L'Oreal S.A.	1,604	474,991
Lectra	32,677	819,212
Legrand S.A.	1,987	161,901
LVMH Moet Hennessy Louis Vuitton SE	11,162	5,185,956
Natixis S.A.	5,164	22,927
Nexans S.A.	5,298	258,451
Nexity S.A.	4,120	206,946
Orange S.A.	12,853	189,154
Pernod Ricard S.A.	9,537	1,705,206
Peugeot S.A.	3,592	85,821
Publicis Groupe S.A.	1,395	63,154
Remy Cointreau S.A.	162	19,898
Renault S.A.	1,062	50,247
Robertet S.A.	861	891,418
Safran S.A.	20,010	3,089,584
Sanofi	19,837	1,994,149
Sartorius Stedim Biotech	161	26,674
Schneider Electric SE	3,542	363,535
SCOR SE	896	37,609
SEB S.A.	186	27,623
Societe Generale S.A.	4,835	168,207
Sodexo S.A.	643	76,200
Somfy S.A.	380	37,297
Suez	2,189	33,111
Teleperformance	400	97,543
Thales S.A.	719	74,618
TOTAL S.A.	42,268	2,332,671
Ubisoft Entertainment S.A.(b)	553	38,198
Unibail-Rodamco-Westfield	752	5,905
Unibail-Rodamco-Westfield	772	121,796
Valeo S.A.	1,495	52,673
Veolia Environnement S.A.	3,560	94,680
Vilmorin & Cie S.A.	882	47,736
Vinci S.A.	8,406	933,472
Vivendi S.A.	42,754	1,238,254
Wendel S.A.	231	30,705
Worldline S.A.(b)	705	49,939
Total France		37,262,985
GERMANY - 5.5%
adidas AG	5,729	1,862,318
Allianz SE	7,305	1,789,574
AP Moller - Maersk A/S, Class A	17	23,043
AP Moller - Maersk A/S, Class B	42	60,574
BASF SE	16,734	1,264,195
Bayer AG	5,921	483,574
Bayerische Motoren Werke AG	2,060	169,005
Beiersdorf AG	675	80,750
Brenntag AG	936	50,900
Carl Zeiss Meditec AG	4,033	514,358
Carlsberg A/S, Class B	6,088	908,194
Chr Hansen Holding A/S	712	56,581
Coloplast A/S, Class B	792	98,247
Commerzbank AG	5,466	33,826
Continental AG	728	94,121
Covestro AG	1,082	50,307
Daimler AG	5,801	321,250
Danske Bank A/S	4,293	69,468
Delivery Hero AG(b)	674	53,345
Demant A/S(b)	761	23,966
Deutsche Bank AG	12,999	100,857
Deutsche Boerse AG	1,170	183,931
Deutsche Lufthansa AG	1,230	22,641
Deutsche Post AG	6,342	241,941
Deutsche Telekom AG	20,488	334,839
Deutsche Wohnen SE	2,071	84,605
DSV PANALPINA A/S	14,990	1,727,647
E.ON SE	13,334	142,448
Evonik Industries AG	1,093	33,360
Fraport AG Frankfurt Airport Services Worldwide	226	19,211
Fresenius Medical Care AG & Co. KGaA	5,185	383,624
Fresenius SE & Co. KGaA	2,496	140,492
GEA Group AG	1,032	34,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
GERMANY (continued)
Genmab A/S(b)	497	$110,526
Gerresheimer AG	10,804	836,200
H Lundbeck A/S	494	18,865
Hannover Rueck SE	4,597	888,457
HeidelbergCement AG	1,011	73,667
Henkel AG & Co. KGaA	823	77,545
HOCHTIEF AG	142	18,110
Infineon Technologies AG	8,071	183,871
ISS A/S	1,152	27,642
KION Group AG	415	28,656
Knorr-Bremse AG	298	30,335
KWS Saat SE & Co. KGaA	11,327	733,107
LANXESS AG	546	36,637
Merck KGaA	7,985	943,596
METRO AG	1,260	20,281
MTU Aero Engines AG	343	97,956
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,043	1,192,714
Novo Nordisk A/S, Class B	30,452	1,767,417
Novozymes A/S, Class B	1,459	71,397
Orsted A/S	1,272	131,556
Pandora A/S	696	30,277
Puma SE	546	41,861
RWE AG	3,641	111,700
SAF-Holland S.A.	38,950	323,308
SAP SE	18,092	2,441,749
Siemens AG	4,843	633,091
Siemens Healthineers AG	790	37,945
Surteco Group SE	943	23,958
Symrise AG	15,606	1,641,992
Telefonica Deutschland Holding AG	7,159	20,750
thyssenkrupp AG	2,373	32,048
Tryg A/S	966	28,638
TUI AG	2,868	36,234
Uniper SE	1,221	40,417
United Internet AG	672	22,071
Vestas Wind Systems A/S	1,231	124,396
VIB Vermoegen AG	1,635	54,653
Volkswagen AG	229	44,503
Vonovia SE	10,852	584,289
Wirecard AG	685	82,599
Zalando SE(b)	831	42,114
Total Germany		25,144,446
GREECE - 0.1%
Alpha Bank AE(b)	83,087	179,221
Eurobank Ergasias S.A.(b)	134,430	138,727
Hellenic Telecommunications Organization S.A.	1,312	20,986
JUMBO S.A.	1,812	37,703
Motor Oil Hellas Corinth Refineries S.A.	677	15,659
National Bank of Greece S.A.(b)	5,980	20,258
OPAP S.A.	4,736	61,570
Total Greece		474,124
HONG KONG - 3.0%
AIA Group Ltd.	454,200	4,767,984
Alibaba Health Information Technology Ltd.(b)	26,000	30,030
Alibaba Pictures Group Ltd.(b)	70,000	12,307
ASM Pacific Technology Ltd.	1,600	22,196
Bank of East Asia Ltd. (The)	10,903	24,346
Beijing Enterprises Holdings Ltd.	1,500	6,882
Beijing Enterprises Water Group Ltd.(b)	18,000	9,101
BOC Hong Kong Holdings Ltd.	26,000	90,256
Bosideng International Holdings Ltd.	28,000	10,097
Brilliance China Automotive Holdings Ltd.	16,000	16,591
Budweiser Brewing Co. APAC Ltd.(b)	9,600	32,401
Chen Hsong Holdings	44,000	12,705
China Agri-Industries Holdings Ltd.	20,000	10,600
China Ding Yi Feng Holdings Ltd.	8,000	82
China Everbright International Ltd.	17,814	14,288
China Everbright Ltd.	4,000	7,474
China First Capital Group Ltd.(b)	20,000	693
China Gas Holdings Ltd.	11,200	41,970
China Jinmao Holdings Group Ltd.	38,000	29,601
China Mengniu Dairy Co., Ltd.(b)	135,000	545,731
China Merchants Port Holdings Co., Ltd.	8,000	13,531
China Mobile Ltd.	69,000	579,996
China Overseas Land & Investment Ltd.	22,000	85,687
China Power International Development Ltd.	49,000	10,501
China Resources Beer Holdings Co., Ltd.	54,000	298,679
China Resources Cement Holdings Ltd.	14,000	17,823
China Resources Gas Group Ltd.	6,000	32,956
China Resources Land Ltd.	16,000	79,668
China Resources Power Holdings Co., Ltd.	10,000	14,039
China State Construction International Holdings Ltd.	10,000	9,086
China Taiping Insurance Holdings Co., Ltd.	10,800	26,777
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	7,720
China Unicom Hong Kong Ltd.	34,000	32,026
CITIC Ltd.	40,000	53,489
CK Asset Holdings Ltd.	15,500	111,889
CK Hutchison Holdings Ltd.	15,000	143,026
CK Infrastructure Holdings Ltd.	5,000	35,580
CLP Holdings Ltd.	10,000	105,104
COSCO SHIPPING Ports Ltd.	8,356	6,842
Cowell e Holdings, Inc.	210,000	50,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
HONG KONG (continued)
Dairy Farm International Holdings Ltd.	2,300	$13,133
ESR Cayman Ltd.(b)	102,600	231,736
Far East Horizon Ltd.	12,000	11,242
Galaxy Entertainment Group Ltd.	15,000	110,494
Geely Automobile Holdings Ltd.	31,000	60,629
Guangdong Investment Ltd.	16,000	33,469
Haier Electronics Group Co., Ltd.	10,000	31,249
Hang Lung Properties Ltd.	45,000	98,751
Hang Seng Bank Ltd.	5,400	111,572
Henderson Land Development Co., Ltd.	9,560	46,927
HKT Trust & HKT Ltd., (Unit)	26,000	36,636
Hong Kong & China Gas Co., Ltd.	60,850	118,853
Hong Kong Exchanges & Clearing Ltd.	7,500	243,510
Hongkong Land Holdings Ltd.	7,300	41,975
Hutchison China MediTech Ltd., ADR(b)	300	7,521
Jardine Matheson Holdings Ltd.	1,300	72,280
Jardine Strategic Holdings Ltd.	1,300	39,845
Kerry Properties Ltd.	3,500	11,117
Kingboard Holdings Ltd.	3,500	11,094
Kingboard Laminates Holdings Ltd.	5,500	6,818
Kunlun Energy Co., Ltd.	18,000	15,893
Lee & Man Paper Manufacturing Ltd.	8,000	6,057
Link REIT	13,500	142,930
Mandarin Oriental International Ltd.	446,007	811,733
Melco Resorts & Entertainment Ltd., ADR	16,709	403,856
MTR Corp. Ltd.	11,049	65,296
New World Development Co., Ltd.	38,000	52,082
Nine Dragons Paper Holdings Ltd.	9,000	9,355
NWS Holdings Ltd.	8,000	11,211
PCCW Ltd.	29,000	17,157
Pico Far East Holdings Ltd.	2,106,000	643,235
Power Assets Holdings Ltd.	8,500	62,177
Shenzhen International Holdings Ltd.	7,556	16,601
Shenzhen Investment Ltd.	28,773	11,521
Shimao Property Holdings Ltd.	8,000	31,005
Sino Biopharmaceutical Ltd.	44,000	61,548
Sino Land Co., Ltd.	18,754	27,244
Sitoy Group Holdings Ltd.	1,757,000	236,753
SmarTone Telecommunications Holdings Ltd.	875,000	673,742
SSY Group Ltd.	8,000	6,478
Sun Art Retail Group Ltd.	13,000	15,766
Sun Hung Kai Properties Ltd.	9,500	145,445
Swire Pacific Ltd., Class A	3,000	27,874
Swire Properties Ltd.	7,600	25,212
Techtronic Industries Co., Ltd.	9,000	73,399
Towngas China Co., Ltd.(b)	6,288	4,358
Vinda International Holdings Ltd.	419,000	762,473
Vitasoy International Holdings Ltd.	6,000	21,752
Wasion Holdings Ltd.	702,000	343,239
WH Group Ltd.	60,000	61,984
Wharf Holdings Ltd. (The)	5,000	12,718
Wharf Real Estate Investment Co., Ltd.	8,000	48,817
Wheelock & Co., Ltd.	5,000	33,334
Yue Yuen Industrial Holdings Ltd.	4,000	11,807
Yuexiu Property Co., Ltd.	34,000	7,854
Total Hong Kong		13,641,176
HUNGARY - 0.2%
MOL Hungarian Oil & Gas PLC	14,184	141,332
OTP Bank Nyrt	7,317	382,643
Richter Gedeon Nyrt	8,330	181,107
Total Hungary		705,082
INDIA - 1.5%
Dr Reddy's Laboratories Ltd., ADR	5,191	210,651
GAIL India Ltd., GDR	14,853	146,153
HDFC Bank Ltd., ADR	36,775	2,330,432
ICICI Bank Ltd., ADR	107,198	1,617,618
Infosys Ltd., ADR	47,826	493,564
Larsen & Toubro Ltd., GDR	24,895	457,570
Mahindra & Mahindra Ltd., GDR	31,545	238,480
Reliance Industries Ltd., GDR	12,223	520,089
State Bank of India, GDR(b)	6,000	280,800
Tata Motors Ltd., ADR(b)	7,235	93,549
Tata Steel Ltd., GDR	27,000	182,520
Vedanta Ltd., ADR	19,830	171,133
Wipro Ltd., ADR	52,340	196,275
Total India		6,938,834
INDONESIA - 0.4%
Adaro Energy Tbk PT	77,000	8,625
Astra International Tbk PT	456,500	227,716
Bank Central Asia Tbk PT	71,700	172,633
Bank Mandiri Persero Tbk PT	557,600	308,271
Bank Negara Indonesia Persero Tbk PT	65,100	36,811
Bank Rakyat Indonesia Persero Tbk PT	378,300	119,900
Barito Pacific Tbk PT(b)	218,900	23,810
Charoen Pokphand Indonesia Tbk PT	49,700	23,270
Gudang Garam Tbk PT	4,900	18,707
Hanjaya Mandala Sampoerna Tbk PT	49,800	7,533
Indah Kiat Pulp & Paper Corp. Tbk PT	16,200	8,985
Indocement Tunggal Prakarsa Tbk PT	15,900	21,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
INDONESIA (continued)
Indofood CBP Sukses Makmur Tbk PT	12,500	$10,040
Indofood Sukses Makmur Tbk PT	23,500	13,415
Kalbe Farma Tbk PT	112,900	13,175
Perusahaan Gas Negara Tbk PT	58,400	9,129
Semen Indonesia Persero Tbk PT	26,200	22,647
Telekomunikasi Indonesia Persero Tbk PT	321,800	92,026
Telekomunikasi Indonesia Persero Tbk PT, ADR	17,100	487,350
Unilever Indonesia Tbk PT	16,500	49,919
United Tractors Tbk PT	9,000	13,955
Total Indonesia		1,689,707
IRELAND - 3.2%
Accenture PLC, Class A	20,960	4,413,547
AerCap Holdings N.V.(b)	700	43,029
CRH PLC	5,761	232,136
DCC PLC	667	57,817
Experian PLC	124,398	4,205,123
Flutter Entertainment PLC	584	71,354
Grafton Group PLC, (Unit)	84,370	968,929
Greencore Group PLC	25,241	89,570
ICON PLC(b)	5,875	1,011,851
Irish Continental Group PLC, (Unit)	164,758	894,476
James Hardie Industries PLC	21,407	418,673
Kerry Group PLC, Class A	1,113	137,330
Medtronic PLC	13,600	1,542,920
Ryanair Holdings PLC, ADR(b)	7,700	674,597
Total Ireland		14,761,352
ISLE OF MAN - 0.1%
GVC Holdings PLC	49,010	574,011
ISRAEL - 0.3%
Azrieli Group Ltd.	239	17,475
Bank Hapoalim BM	6,501	53,935
Bank Leumi Le-Israel BM	87,511	637,080
Check Point Software Technologies Ltd.(b)	800	88,768
CyberArk Software Ltd.(b)	300	34,974
Elbit Systems Ltd.	182	28,333
Electra Consumer Products 1970 Ltd.	1,007	18,619
Israel Chemicals Ltd.	3,216	15,133
Israel Discount Bank Ltd., Class A	7,679	35,601
Mizrahi Tefahot Bank Ltd.	981	26,135
Nice Ltd.(b)	387	60,023
Rani Zim Shopping Centers Ltd.(b)	14,754	18,671
Sapiens International Corp. N.V.	1,354	31,142
Teva Pharmaceutical Industries Ltd., ADR(b)	6,400	62,720
Tower Semiconductor Ltd.(b)	2,504	60,246
Wix.com Ltd.(b)	300	36,714
Total Israel		1,225,569
ITALY - 1.1%
Assicurazioni Generali SpA	49,017	1,011,401
Atlantia SpA	3,136	73,132
Banca IFIS SpA	40,710	639,302
Biesse SpA	38,078	634,275
Davide Campari-Milano SpA	4,180	38,166
Enel SpA	50,161	397,910
Eni SpA	14,382	223,368
Ferrari N.V.	757	125,586
FinecoBank Banca Fineco SpA	4,111	49,295
Intesa Sanpaolo SpA	439,563	1,157,946
Leonardo SpA	1,880	22,037
Mediobanca Banca di Credito Finanziario SpA	4,823	53,093
Moncler SpA	1,195	53,711
Pirelli & C SpA	2,199	12,678
Poste Italiane SpA	4,376	49,675
Prysmian SpA	1,761	42,449
Recordati SpA	766	32,281
SIT SpA	1,600	12,742
Snam SpA	11,561	60,768
Telecom Italia SpA(b)	31,722	19,798
Telecom Italia SpA	51,633	31,611
Terna Rete Elettrica Nazionale SpA	9,696	64,756
UniCredit SpA	12,274	179,256
Total Italy		4,985,236
JAPAN - 14.1%
ABC-Mart, Inc.	300	20,542
Acom Co., Ltd.	3,600	16,467
Advantest Corp.	10,100	572,601
Aeon Co., Ltd.	4,100	85,109
AEON Financial Service Co., Ltd.	1,000	15,894
Aeon Mall Co., Ltd.	600	10,702
AGC, Inc.	1,100	39,786
Air Water, Inc.	1,100	16,198
Aisin Seiki Co., Ltd.	900	33,712
Ajinomoto Co., Inc.	2,800	46,772
Alfresa Holdings Corp.	1,100	22,556
Alps Alpine Co., Ltd.	1,100	25,228
Amada Holdings Co., Ltd.	2,000	23,009
ANA Holdings, Inc.	900	30,167
Aozora Bank Ltd.	800	21,286
Ariake Japan Co., Ltd.	13,500	1,010,124
Asahi Group Holdings Ltd.	12,200	559,501
Asahi Intecc Co., Ltd.	1,200	35,341
Asahi Kasei Corp.	7,600	86,314
Astellas Pharma, Inc.	12,100	208,246
Bandai Namco Holdings, Inc.	1,100	67,131
Bank of Kyoto Ltd. (The)	300	12,977
Benesse Holdings, Inc.	600	15,870
Bridgestone Corp.	3,700	138,595
Brother Industries Ltd.	26,100	545,517
Calbee, Inc.	600	19,631
Canon, Inc.	6,200	170,414
Casio Computer Co., Ltd.	1,400	28,231
Central Japan Railway Co.	900	182,228
Chiba Bank Ltd. (The)	3,500	20,390
Chubu Electric Power Co., Inc.	3,800	53,911
Chugai Pharmaceutical Co., Ltd.	1,400	129,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Chugoku Electric Power Co., Inc. (The)	1,700	$22,374
Coca-Cola Bottlers Japan Holdings, Inc.	800	20,549
Concordia Financial Group Ltd.	6,300	26,208
Credit Saison Co., Ltd.	1,200	20,995
CyberAgent, Inc.	600	21,067
Dai Nippon Printing Co., Ltd.	10,700	291,491
Dai-ichi Life Holdings, Inc.	6,400	106,996
Daicel Corp.	1,400	13,516
Daifuku Co., Ltd.	600	36,777
Daiichi Sankyo Co., Ltd.	3,600	239,481
Daikin Industries Ltd.	1,500	213,290
Daiseki Co., Ltd.	32,000	932,125
Daito Trust Construction Co., Ltd.	400	49,625
Daiwa House Industry Co., Ltd.	31,400	979,670
Daiwa House REIT Investment Corp.	12	31,321
Daiwa Securities Group, Inc.	8,700	44,279
Denso Corp.	2,800	127,972
Dentsu, Inc.	1,400	48,640
Disco Corp.	200	47,674
East Japan Railway Co.	1,800	163,310
Eisai Co., Ltd.	1,500	113,258
Electric Power Development Co., Ltd.	1,000	24,362
EPS Holdings, Inc.	50,500	647,895
FamilyMart Co., Ltd.	1,600	38,654
FANUC Corp.	1,200	224,527
Fast Retailing Co., Ltd.	400	239,289
Fuji Electric Co., Ltd.	800	24,628
FUJIFILM Holdings Corp.	17,700	851,972
Fujitsu Ltd.	9,700	916,838
Fukuoka Financial Group, Inc.	1,000	19,373
Furuno Electric Co., Ltd.	54,000	671,925
Glory Ltd.	3,300	100,529
GMO Payment Gateway, Inc.	200	13,768
Hakuhodo DY Holdings, Inc.	1,600	26,035
Hamamatsu Photonics KK	900	37,233
Hankyu Hanshin Holdings, Inc.	1,600	68,915
Hikari Tsushin, Inc.	200	50,490
Hino Motors Ltd.	1,800	19,250
Hirose Electric Co., Ltd.	200	25,825
Hisamitsu Pharmaceutical Co., Inc.	300	14,772
Hitachi Chemical Co., Ltd.	900	37,895
Hitachi Construction Machinery Co., Ltd.	700	21,163
Hitachi High-Technologies Corp.	500	35,617
Hitachi Ltd.	29,400	1,251,709
Hitachi Metals Ltd.	1,100	16,330
Honda Motor Co., Ltd.	10,000	285,215
Hoshizaki Corp.	14,800	1,326,695
Hoya Corp.	2,300	221,205
Hulic Co., Ltd.	2,100	25,435
Idemitsu Kosan Co., Ltd.	1,174	32,739
IHI Corp.	900	21,321
Iida Group Holdings Co., Ltd.	1,100	19,428
Infocom Corp.	4,200	103,787
Inpex Corp.	5,800	60,666
Isetan Mitsukoshi Holdings Ltd.	1,400	12,679
Isuzu Motors Ltd.	2,900	34,670
ITOCHU Corp.	8,300	193,607
Itochu Techno-Solutions Corp.	400	11,320
Iwatani Corp.	15,600	533,376
J Front Retailing Co., Ltd.	1,100	15,489
Japan Airlines Co., Ltd.	900	28,138
Japan Airport Terminal Co., Ltd.	400	22,420
Japan Exchange Group, Inc.	6,400	113,681
Japan Post Bank Co., Ltd.	2,900	28,024
Japan Post Holdings Co., Ltd.	9,900	93,483
Japan Post Insurance Co., Ltd.	1,600	27,419
Japan Prime Realty Investment Corp.	6	26,313
Japan Real Estate Investment Corp.	9	59,638
Japan Retail Fund Investment Corp.	18	38,649
Japan Tobacco, Inc.	7,700	172,383
JFE Holdings, Inc.	3,400	44,153
JGC Holdings Corp.	1,400	22,613
JSR Corp.	1,300	24,073
JTEKT Corp.	1,100	13,171
JUTEC Holdings Corp.	1,000	10,474
JXTG Holdings, Inc.	18,500	84,774
Kajima Corp.	2,800	37,572
Kakaku.com, Inc.	1,000	25,705
Kamigumi Co., Ltd.	500	11,040
Kansai Electric Power Co., Inc. (The)	4,100	47,715
Kansai Paint Co., Ltd.	1,100	27,101
Kao Corp.	11,800	980,121
Kawasaki Heavy Industries Ltd.	900	19,946
KDDI Corp.	61,300	1,835,248
Keihan Holdings Co., Ltd.	600	29,267
Keikyu Corp.	1,600	31,071
Keio Corp.	700	42,584
Keisei Electric Railway Co., Ltd.	900	35,120
Keyence Corp.	6,000	2,125,443
Kikkoman Corp.	800	39,538
Kintetsu Group Holdings Co., Ltd.	1,100	59,933
Kintetsu World Express, Inc.	47,500	834,108
Kirin Holdings Co., Ltd.	5,000	109,981
Kobayashi Pharmaceutical Co., Ltd.	300	25,595
Koito Manufacturing Co., Ltd.	600	28,163
Komatsu Ltd.	6,000	145,893
Konami Holdings Corp.	600	24,766
Konica Minolta, Inc.	2,900	19,030
Kose Corp.	200	29,451
Kubota Corp.	71,700	1,138,965
Kuraray Co., Ltd.	1,800	22,050
Kurita Water Industries Ltd.	700	20,970
Kyocera Corp.	2,000	137,683
Kyowa Kirin Co., Ltd.	1,400	33,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Kyushu Electric Power Co., Inc.	2,100	$18,264
Kyushu Railway Co.	1,100	36,952
Lawson, Inc.	300	17,091
LINE Corp.(b)	400	19,695
Lion Corp.	1,600	31,292
LIXIL Group Corp.	1,700	29,555
M3, Inc.	2,900	88,210
Macnica Fuji Electronics Holdings, Inc.	8,300	143,534
Makita Corp.	20,900	732,861
Mani, Inc.	29,200	841,158
Marubeni Corp.	9,100	67,889
Marui Group Co., Ltd.	61,800	1,517,486
Maruichi Steel Tube Ltd.	200	5,669
Mazda Motor Corp.	4,100	35,395
McDonald's Holdings Co. Japan Ltd.	900	43,403
Mebuki Financial Group, Inc.	6,800	17,523
Medipal Holdings Corp.	1,200	26,649
MEIJI Holdings Co., Ltd.	700	47,545
Mercari, Inc.(b)	500	10,285
MINEBEA MITSUMI, Inc.	2,300	48,199
MISUMI Group, Inc.	1,800	45,093
Mitsubishi Chemical Holdings Corp.	7,700	57,933
Mitsubishi Corp.	8,700	232,203
Mitsubishi Electric Corp.	11,700	161,359
Mitsubishi Estate Co., Ltd.	7,100	136,537
Mitsubishi Gas Chemical Co., Inc.	900	13,866
Mitsubishi Heavy Industries Ltd.	1,900	74,283
Mitsubishi Materials Corp.	400	10,959
Mitsubishi Motors Corp.	3,300	13,910
Mitsubishi Tanabe Pharma Corp.	1,100	20,329
Mitsubishi UFJ Financial Group, Inc.	78,200	426,931
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	20,792
Mitsui & Co., Ltd.	10,700	191,636
Mitsui Chemicals, Inc.	1,200	29,598
Mitsui Fudosan Co., Ltd.	5,300	130,335
Mitsui OSK Lines Ltd.	800	22,272
Mizuho Financial Group, Inc.	732,100	1,133,978
MonotaRO Co., Ltd.	800	21,521
MS&AD Insurance Group Holdings, Inc.	2,900	96,378
Murata Manufacturing Co., Ltd.	3,500	217,302
Nabtesco Corp.	700	21,034
Nagoya Railroad Co., Ltd.	1,200	37,440
NEC Corp.	1,700	70,719
NET One Systems Co., Ltd.	19,000	489,099
Nexon Co., Ltd.(b)	49,800	664,581
NGK Insulators Ltd.	1,700	29,790
NGK Spark Plug Co., Ltd.	900	17,676
NH Foods Ltd.	500	20,754
Nidec Corp.	13,300	1,836,699
Nikon Corp.	2,100	25,976
Nintendo Co., Ltd.	2,900	1,173,558
Nippon Building Fund, Inc.	9	65,851
Nippon Express Co., Ltd.	500	29,543
Nippon Paint Holdings Co., Ltd.	900	46,717
Nippon Prologis REIT, Inc.	12	30,526
Nippon Shinyaku Co., Ltd.	300	26,147
Nippon Steel Corp.	5,200	79,157
Nippon Telegraph & Telephone Corp.	24,800	629,272
Nippon Yusen KK	1,200	21,878
Nissan Chemical Corp.	700	29,603
Nissan Motor Co., Ltd.	14,700	86,058
Nisshin Seifun Group, Inc.	1,200	21,050
Nissin Foods Holdings Co., Ltd.	400	29,893
Nitori Holdings Co., Ltd.	500	79,265
Nitto Denko Corp.	1,000	56,877
Nohmi Bosai Ltd.	2,400	54,293
Nomura Holdings, Inc.	19,900	103,186
Nomura Real Estate Holdings, Inc.	800	19,290
Nomura Real Estate Master Fund, Inc.	29	49,537
Nomura Research Institute Ltd.	13,800	296,944
NS Solutions Corp.	4,100	135,843
NSK Ltd.	2,200	21,078
NTT Data Corp.	4,100	55,356
NTT DOCOMO, Inc.	8,200	229,272
Obayashi Corp.	4,100	45,922
Obic Co., Ltd.	400	54,337
Odakyu Electric Railway Co., Ltd.	1,900	44,608
Oji Holdings Corp.	6,400	35,047
Oki Electric Industry Co., Ltd.	17,400	243,252
Olympus Corp.	7,200	111,921
Omron Corp.	1,300	76,812
Ono Pharmaceutical Co., Ltd.	2,300	52,962
Oracle Corp. Japan	300	27,472
Oriental Land Co., Ltd.	1,300	178,031
ORIX Corp.	71,100	1,185,055
Orix JREIT, Inc.	18	38,980
Osaka Gas Co., Ltd.	2,500	48,111
Otsuka Corp.	500	20,133
Otsuka Holdings Co., Ltd.	2,300	103,363
Pan Pacific International Holdings Corp.	2,800	46,669
Panasonic Corp.	89,000	843,270
Park24 Co., Ltd.	800	19,651
PeptiDream, Inc.(b)	800	41,231
Persol Holdings Co., Ltd.	1,300	24,539
Pigeon Corp.	800	29,561
Pola Orbis Holdings, Inc.	500	12,029
Rakuten, Inc.	5,200	44,747
Recruit Holdings Co., Ltd.	8,300	313,117
Renesas Electronics Corp.(b)	4,700	32,442
Resona Holdings, Inc.	12,800	56,428
Ricoh Co., Ltd.	4,300	47,173
Rinnai Corp.	300	23,607
Rion Co., Ltd.	37,300	1,093,374
Rohm Co., Ltd.	500	40,403
Ryohin Keikaku Co., Ltd.	1,400	32,934
Sakata Seed Corp.	25,000	843,265
Santen Pharmaceutical Co., Ltd.	2,200	42,236
SBI Holdings, Inc.	1,400	29,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Secom Co., Ltd.	4,400	$395,921
Sega Sammy Holdings, Inc.	600	8,741
Seibu Holdings, Inc.	1,400	23,128
Seiko Epson Corp.	1,900	28,940
Sekisui Chemical Co., Ltd.	2,400	42,056
Sekisui House Ltd.	4,700	100,938
Seven & i Holdings Co., Ltd.	4,600	169,470
Seven Bank Ltd.	4,900	16,145
SG Holdings Co., Ltd.	800	18,112
Sharp Corp.	1,200	18,609
Shimadzu Corp.	1,300	41,158
Shimamura Co., Ltd.	200	15,315
Shimano, Inc.	500	81,773
Shimizu Corp.	3,900	40,057
Shin-Etsu Chemical Co., Ltd.	8,100	899,047
Shinsei Bank Ltd.	48,000	739,957
Shionogi & Co., Ltd.	1,600	99,647
Shiseido Co., Ltd.	2,400	171,891
Shizuoka Bank Ltd. (The)	2,500	18,821
SHO-BOND Holdings Co., Ltd.	23,000	961,023
Showa Denko KK	800	21,345
SMC Corp.	400	185,136
Softbank Corp.	10,900	146,413
SoftBank Group Corp.	10,000	437,716
Sohgo Security Services Co., Ltd.	500	27,242
Sompo Holdings, Inc.	2,100	83,107
Sony Corp.	34,600	2,356,768
Sony Financial Holdings, Inc.	1,000	24,187
Square Enix Holdings Co., Ltd.	600	29,985
Stanley Electric Co., Ltd.	700	20,487
Subaru Corp.	3,700	92,402
SUMCO Corp.	1,400	23,528
Sumitomo Chemical Co., Ltd.	8,300	38,042
Sumitomo Corp.	7,100	106,119
Sumitomo Dainippon Pharma Co., Ltd.	900	17,643
Sumitomo Electric Industries Ltd.	4,800	72,980
Sumitomo Heavy Industries Ltd.	600	17,284
Sumitomo Metal Mining Co., Ltd.	1,300	42,402
Sumitomo Mitsui Financial Group, Inc.	52,000	1,932,502
Sumitomo Mitsui Trust Holdings, Inc.	23,100	922,044
Sumitomo Realty & Development Co., Ltd.	2,000	70,167
Sumitomo Rubber Industries Ltd.	600	7,383
Sundrug Co., Ltd.	600	21,840
Suntory Beverage & Food Ltd.	900	37,647
Suzuken Co., Ltd.	500	20,547
Suzuki Motor Corp.	12,500	525,401
Sysmex Corp.	1,000	68,556
Systena Corp.	11,600	189,606
T&D Holdings, Inc.	3,300	42,368
Taiheiyo Cement Corp.	800	23,671
Taisei Corp.	1,200	50,196
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,464
Taiyo Nippon Sanso Corp.	900	20,111
Takeda Pharmaceutical Co., Ltd.	9,564	381,310
Tayca Corp.	36,800	656,036
TDK Corp.	800	91,225
Teijin Ltd.	1,300	24,467
Terumo Corp.	3,800	135,870
THK Co., Ltd.	800	21,853
Tobu Railway Co., Ltd.	1,200	43,680
Toho Co., Ltd.	800	33,464
Toho Gas Co., Ltd.	400	16,419
Tohoku Electric Power Co., Inc.	2,400	23,899
Tokio Marine Holdings, Inc.	3,900	219,632
Tokyo Century Corp.	300	16,152
Tokyo Electric Power Co. Holdings, Inc.(b)	8,600	36,963
Tokyo Electron Ltd.	4,500	990,866
Tokyo Gas Co., Ltd.	2,000	48,806
Tokyu Corp.	3,200	59,462
Tokyu Fudosan Holdings Corp.	3,600	25,015
Tomen Devices Corp.	700	21,646
Toppan Printing Co., Ltd.	23,200	482,768
Toray Industries, Inc.	142,100	969,217
Toshiba Corp.	3,200	109,116
Toshiba TEC Corp.	5,700	237,117
Tosoh Corp.	1,600	24,960
TOTO Ltd.	900	38,434
Toyo Seikan Group Holdings Ltd.	900	15,655
Toyo Suisan Kaisha Ltd.	600	25,567
Toyoda Gosei Co., Ltd.	300	7,579
Toyota Industries Corp.	800	46,606
Toyota Motor Corp.	14,400	1,022,333
Toyota Tsusho Corp.	1,300	46,183
Transcosmos, Inc.	31,900	871,375
Trend Micro, Inc.	800	41,231
Tsubakimoto Chain Co.	21,900	779,012
Tsuruha Holdings, Inc.	300	38,710
Unicharm Corp.	2,900	98,753
United Urban Investment Corp.	20	37,476
USS Co., Ltd.	1,500	28,521
Welcia Holdings Co., Ltd.	300	19,189
West Japan Railway Co.	1,100	95,579
Yakult Honsha Co., Ltd.	700	38,848
Yamada Denki Co., Ltd.	4,700	25,002
Yamaha Corp.	9,700	542,782
Yamaha Motor Co., Ltd.	1,600	32,440
Yamato Holdings Co., Ltd.	1,600	27,493
Yamazaki Baking Co., Ltd.	800	14,350
Yaskawa Electric Corp.	1,600	61,405
Yokogawa Electric Corp.	1,600	28,405
Yokohama Rubber Co., Ltd. (The)	400	7,845
Z Holdings Corp	16,300	69,157
ZOZO, Inc.	500	9,604
Total Japan		64,433,048
LUXEMBOURG - 0.1%
ArcelorMittal S.A.	22,303	391,320
Aroundtown S.A.	4,911	43,981
Eurofins Scientific SE	68	37,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
LUXEMBOURG (continued)
Millicom International Cellular S.A., SDR	709	$33,958
Reinet Investments SCA	614	12,165
SES S.A.	2,159	30,272
Tenaris S.A.	897	10,112
Ternium S.A., ADR	4,639	102,058
Total Luxembourg		661,561
MACAU - 0.0% (a)
Sands China Ltd.	17,600	94,072
Wynn Macau Ltd.	12,800	31,539
Total Macau		125,611
MALAYSIA - 0.2%
AirAsia Group Bhd	8,000	3,325
AMMB Holdings Bhd	8,900	8,507
Axiata Group Bhd	14,559	14,735
British American Tobacco Malaysia Bhd	1,300	4,793
CIMB Group Holdings Bhd	35,134	44,234
Dialog Group Bhd	28,800	24,290
DiGi.Com Bhd	16,600	18,100
Fraser & Neave Holdings Bhd	1,500	12,776
Gamuda Bhd	9,200	8,772
Genting Bhd	12,400	18,340
Genting Malaysia Bhd	23,000	18,499
HAP Seng Consolidated Bhd	4,600	11,223
Hartalega Holdings Bhd	7,100	9,512
Hong Leong Bank Bhd	3,500	14,803
Hong Leong Financial Group Bhd	1,200	4,958
IHH Healthcare Bhd	11,000	14,710
IJM Corp. Bhd	15,500	8,223
IOI Corp. Bhd	11,800	13,299
Kuala Lumpur Kepong Bhd	3,900	23,645
Malayan Banking Bhd	31,051	65,586
Malaysia Airports Holdings Bhd	4,400	8,175
Maxis Bhd	10,500	13,656
MISC Bhd	9,400	19,188
Nestle Malaysia Bhd	300	10,781
Petronas Chemicals Group Bhd	17,000	30,546
Petronas Dagangan Bhd	1,300	7,341
Petronas Gas Bhd	2,600	10,564
PPB Group Bhd	3,000	13,817
Press Metal Aluminium Holdings Bhd	7,100	8,071
Public Bank Bhd	21,000	99,802
QL Resources Bhd	6,800	13,515
RHB Bank Bhd	13,600	19,217
Sime Darby Bhd	12,700	6,893
Sime Darby Plantation Bhd	12,700	16,921
Telekom Malaysia Bhd	6,000	5,603
Tenaga Nasional Bhd	19,300	62,564
Top Glove Corp. Bhd	8,400	9,652
YTL Corp. Bhd	23,400	5,606
Total Malaysia		704,242
MEXICO - 1.0%
Alfa S.A.B. de C.V., Class A	15,900	13,169
Alsea S.A.B. de C.V.(b)	6,200	16,340
America Movil S.A.B. de C.V., Series L	195,200	155,892
Arca Continental S.A.B. de C.V.	77,800	411,518
Cemex S.A.B. de C.V., (Unit), Series CPO	96,400	36,097
Coca-Cola Femsa S.A.B. de C.V., (Unit)	2,700	16,394
El Puerto de Liverpool S.A.B. de C.V.	1,100	5,457
Fibra Uno Administracion S.A. de C.V.	21,800	33,759
Fomento Economico Mexicano S.A.B. de C.V., (Unit)	11,800	111,294
Fomento Economico Mexicano S.A.B. de C.V., ADR	4,840	457,428
Genomma Lab Internacional S.A.B. de C.V., Class B(b)	1,104,500	1,095,300
Gruma S.A.B. de C.V., Class B	1,300	13,324
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,600	30,906
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,260	23,607
Grupo Bimbo S.A.B. de C.V., Series A	10,100	18,403
Grupo Carso S.A.B. de C.V., Series A1	2,400	8,871
Grupo Financiero Banorte S.A.B. de C.V., Class O	142,000	792,782
Grupo Financiero Inbursa S.A.B. de C.V., Class O	17,800	21,841
Grupo Mexico S.A.B. de C.V., Series B	20,400	56,083
Grupo Televisa S.A.B., (Unit), Series CPO	15,300	35,872
Industrias Penoles S.A.B. de C.V.	745	7,802
Infraestructura Energetica Nova S.A.B. de C.V.	2,800	13,147
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	17,200	34,232
Megacable Holdings S.A.B. de C.V., (Unit), Series CPO	3,400	13,925
Orbia Advance Corp. S.A.B. de C.V.	6,700	14,288
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,220	12,487
Wal-Mart de Mexico S.A.B. de C.V.	460,900	1,323,160
Total Mexico		4,773,378
NETHERLANDS - 4.1%
ABN AMRO Bank N.V.	32,542	592,068
Adyen N.V.(b)	54	44,278
Aegon N.V.	71,971	328,328
Akzo Nobel N.V.	13,679	1,390,756
Altice Europe N.V.(b)	5,084	32,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
NETHERLANDS (continued)
ASML Holding N.V.	2,691	$795,977
ASML Holding N.V.	5,800	1,716,452
Corbion N.V.	26,384	832,210
EXOR N.V.	752	58,270
Heineken Holding N.V.	662	64,158
Heineken N.V.	17,474	1,860,488
Hunter Douglas N.V.	308	20,038
ING Groep N.V.	24,895	298,459
Koninklijke Ahold Delhaize N.V.	27,966	699,382
Koninklijke DSM N.V.	7,120	927,233
Koninklijke KPN N.V.	302,197	891,842
Koninklijke Philips N.V.	21,687	1,058,681
Koninklijke Vopak N.V.	372	20,167
NN Group N.V.	2,049	77,731
NXP Semiconductors N.V.	7,077	900,619
Prosus N.V.(b)	3,134	233,880
QIAGEN N.V.(b)	1,540	52,617
Randstad N.V.	13,370	816,444
Royal Dutch Shell PLC, Class A	76,139	2,254,080
Royal Dutch Shell PLC, Class B	15,506	459,976
Sligro Food Group N.V.	25,532	687,342
Wolters Kluwer N.V.	21,153	1,542,750
Total Netherlands		18,657,005
NEW ZEALAND - 0.1%
a2 Milk Co., Ltd.(b)	4,840	48,939
Auckland International Airport Ltd.	7,834	46,146
Fisher & Paykel Healthcare Corp. Ltd.	3,934	58,794
Fisher & Paykel Healthcare Corp. Ltd.	18,105	268,820
Fletcher Building Ltd.	7,499	25,696
Meridian Energy Ltd.	12,658	42,607
Pushpay Holdings Ltd.(b)	4,784	12,947
Ryman Healthcare Ltd.	2,141	23,537
Spark New Zealand Ltd.	13,700	39,935
Turners Automotive Group Ltd.	7,316	13,839
Total New Zealand		581,260
NORWAY - 0.8%
Aker BP ASA	673	22,077
Borregaard ASA	79,499	860,251
DNB ASA	34,741	648,972
Equinor ASA	35,167	702,996
Gjensidige Forsikring ASA	1,774	37,231
Mowi ASA	25,699	667,993
Norsk Hydro ASA	7,436	27,646
Orkla ASA	5,173	52,418
Schibsted ASA, Class B	667	19,130
Telenor ASA	29,163	523,016
Yara International ASA	1,122	46,673
Total Norway		3,608,403
PAKISTAN - 0.0% (a)
Habib Bank Ltd.	13,200	13,535
MCB Bank Ltd.	11,100	15,124
Total Pakistan		28,659
PERU - 0.1%
Cia de Minas Buenaventura S.A.A., ADR	1,700	25,670
Credicorp Ltd.	1,574	335,467
Southern Copper Corp.	800	33,984
Total Peru		395,121
PHILIPPINES - 0.1%
Aboitiz Equity Ventures, Inc.	10,560	10,738
Aboitiz Power Corp.	7,900	5,335
Ayala Corp.	1,420	22,024
Ayala Land, Inc.	47,700	42,854
Bank of the Philippine Islands	4,800	8,331
BDO Unibank, Inc.	14,850	46,328
Globe Telecom, Inc.	150	5,983
GT Capital Holdings, Inc.	519	8,680
International Container Terminal Services, Inc.	7,570	19,222
JG Summit Holdings, Inc.	15,340	24,474
Jollibee Foods Corp.	4,060	17,316
Manila Electric Co.	1,210	7,574
Metro Pacific Investments Corp.	139,900	9,613
Metropolitan Bank & Trust Co.	15,933	20,858
PLDT, Inc.	400	7,803
SM Investments Corp.	1,290	26,567
SM Prime Holdings, Inc.	64,200	53,368
Universal Robina Corp.	4,720	13,513
Total Philippines		350,581
POLAND - 0.1%
Bank Millennium S.A.(b)	3,247	5,007
Bank Polska Kasa Opieki S.A.	8,021	212,370
CCC S.A.	154	4,465
CD Projekt S.A.	360	26,522
Cyfrowy Polsat S.A.	2,350	17,306
Dino Polska S.A.(b)	262	9,944
Grupa Lotos S.A.	495	10,905
KGHM Polska Miedz S.A.(b)	1,079	27,183
LPP S.A.	7	16,274
mBank S.A.(b)	79	8,108
Orange Polska S.A.(b)	3,451	6,477
PGE Polska Grupa Energetyczna S.A.(b)	3,245	6,808
Polski Koncern Naftowy ORLEN S.A.	2,107	47,661
Polskie Gornictwo Naftowe i Gazownictwo S.A.	15,204	17,344
Powszechna Kasa Oszczednosci Bank Polski S.A.	5,106	46,378
Powszechny Zaklad Ubezpieczen S.A.	12,541	132,322
Santander Bank Polska S.A.	199	16,124
Total Poland		611,198
PORTUGAL - 0.0% (a)
EDP - Energias de Portugal S.A.	19,892	86,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
PORTUGAL (continued)
Galp Energia SGPS S.A.	4,043	$67,572
Jeronimo Martins SGPS S.A.	2,754	45,302
Total Portugal		199,091
QATAR - 0.1%
Barwa Real Estate Co.	21,815	21,210
Commercial Bank PSQC (The)	25,561	32,995
Industries Qatar QSC	11,790	33,288
Masraf Al Rayan QSC	46,167	50,212
Mesaieed Petrochemical Holding Co.	38,979	26,871
Qatar Electricity & Water Co. QSC	6,880	30,404
Qatar Fuel QSC	4,779	30,057
Qatar Insurance Co. SAQ	19,794	17,179
Qatar Islamic Bank SAQ	13,213	55,632
Qatar National Bank QPSC	31,612	178,767
Total Qatar		476,615
ROMANIA - 0.0% (a)
NEPI Rockcastle PLC	2,525	22,324
RUSSIA - 0.9%
Evraz PLC	2,738	14,652
Gazprom PJSC, ADR	32,842	270,224
Gazprom PJSC, ADR	65,401	537,596
LUKOIL PJSC, ADR	2,462	244,181
LUKOIL PJSC, ADR	5,245	517,734
Magnit PJSC, GDR	1,909	23,013
MMC Norilsk Nickel PJSC, ADR	4,277	130,662
Mobile TeleSystems PJSC, ADR	2,700	27,405
Novatek PJSC, GDR	588	119,364
Novatek PJSC, GDR	1,837	372,911
Novolipetsk Steel PJSC, GDR	881	20,298
PhosAgro PJSC, GDR	624	7,925
Polyus PJSC, GDR	2,463	139,652
Polyus PJSC, GDR	530	30,051
Rosneft Oil Co. PJSC, GDR	7,888	56,857
Sberbank of Russia PJSC, ADR	17,364	285,464
Sberbank of Russia PJSC, ADR	51,601	846,257
Severstal PJSC, GDR	1,760	26,646
Surgutneftegas PJSC, ADR	7,019	56,608
Tatneft PJSC, ADR	1,616	119,358
VTB Bank PJSC, GDR	10,000	14,630
X5 Retail Group N.V., GDR	3,986	137,517
Yandex N.V., Class A(b)	2,456	106,812
Total Russia		4,105,817
SINGAPORE - 1.0%
Ascendas Real Estate Investment Trust	28,304	62,503
BOC Aviation Ltd.	2,000	20,341
CapitaLand Commercial Trust	36,200	53,562
CapitaLand Ltd.	13,700	38,199
CapitaLand Mall Trust	29,700	54,323
City Developments Ltd.	4,600	37,451
ComfortDelGro Corp. Ltd.	11,600	20,527
DBS Group Holdings Ltd.	171,400	3,298,139
Genting Singapore Ltd.	59,100	40,427
Keppel Corp. Ltd.	7,800	39,262
Oversea-Chinese Banking Corp. Ltd.	23,923	195,304
Procurri Corp. Ltd.(b)	47,300	17,057
Sembcorp Industries Ltd.	5,300	9,024
Singapore Airlines Ltd.	2,900	19,492
Singapore Exchange Ltd.	8,600	56,653
Singapore Technologies Engineering Ltd.	7,200	21,092
Singapore Telecommunications Ltd.	54,500	136,559
Suntec Real Estate Investment Trust	13,500	18,469
United Overseas Bank Ltd.	9,100	178,691
UOL Group Ltd.	2,700	16,703
Venture Corp. Ltd.	1,700	20,477
Wilmar International Ltd.	14,300	43,805
Total Singapore		4,398,060
SOUTH AFRICA - 0.7%
Absa Group Ltd.	4,468	47,628
Anglo American Platinum Ltd.	354	33,043
AngloGold Ashanti Ltd.	2,611	59,002
Aspen Pharmacare Holdings Ltd.(b)	2,216	18,863
AVI Ltd.	12,297	78,114
Bid Corp. Ltd.	2,139	50,430
Bidvest Group Ltd. (The)	2,174	31,784
Capitec Bank Holdings Ltd.	308	31,802
Clicks Group Ltd.	1,798	32,939
Discovery Ltd.	2,402	20,688
Exxaro Resources Ltd.	1,353	12,668
FirstRand Ltd.	20,273	90,900
Fortress REIT Ltd., Class A	7,214	9,920
Foschini Group Ltd. (The)	1,864	19,895
Gold Fields Ltd.	5,276	36,114
Growthpoint Properties Ltd.	15,145	23,908
Impala Platinum Holdings Ltd.(b)	5,581	57,189
Investec Ltd.	1,352	8,008
Kumba Iron Ore Ltd.	399	11,881
Liberty Holdings Ltd.	1,014	8,011
Life Healthcare Group Holdings Ltd.	7,928	13,953
Mediclinic International PLC	14,176	78,107
Momentum Metropolitan Holdings	6,799	10,602
Mr Price Group Ltd.	26,500	345,298
MTN Group Ltd.	11,466	67,530
MultiChoice Group Ltd.(b)	3,021	25,128
Naspers Ltd., Class N	5,680	929,008
Nedbank Group Ltd.	2,208	33,784
Northam Platinum Ltd.(b)	2,854	25,190
Old Mutual Ltd.	30,583	42,738
Pepkor Holdings Ltd.	9,454	12,197
Pick n Pay Stores Ltd.	2,783	12,695
PSG Group Ltd.	895	14,963
Rand Merchant Investment Holdings Ltd.	4,915	10,822
Redefine Properties Ltd.	27,159	14,660
Remgro Ltd.	3,690	51,374
RMB Holdings Ltd.	4,863	27,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
SOUTH AFRICA (continued)
Sanlam Ltd.	88,394	$499,212
Sasol Ltd.	3,279	71,049
Shoprite Holdings Ltd.	2,917	26,225
Sibanye Gold Ltd.(b)	16,548	42,404
SPAR Group Ltd. (The)	1,392	19,630
Standard Bank Group Ltd.	7,787	93,582
Telkom S.A. SOC Ltd.	1,489	3,702
Tiger Brands Ltd.	781	11,750
Vodacom Group Ltd.	4,649	38,271
Woolworths Holdings Ltd.	5,750	19,952
Total South Africa		3,224,542
SOUTH KOREA - 2.8%
Amorepacific Corp.	206	35,626
AMOREPACIFIC Group	166	11,871
BGF retail Co., Ltd.	45	6,596
BNK Financial Group, Inc.	1,496	9,909
Celltrion Healthcare Co., Ltd.(b)	339	15,536
Celltrion, Inc.(b)	611	95,630
Cheil Worldwide, Inc.	396	8,235
Choong Ang Vaccine Laboratory	39,580	616,058
CJ CheilJedang Corp.	47	10,262
CJ Corp.	52	4,344
CJ ENM Co., Ltd.	58	8,005
CJ Logistics Corp.(b)	46	6,165
Daelim Industrial Co., Ltd.	160	12,521
Daewoo Engineering & Construction Co., Ltd.(b)	954	3,910
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(b)	452	10,885
DB Insurance Co., Ltd.	284	12,844
Doosan Bobcat, Inc.(b)	201	5,970
E-MART, Inc.	120	13,230
Fila Korea Ltd.	320	14,666
GS Engineering & Construction Corp.	288	7,733
GS Holdings Corp.	289	12,895
GS Retail Co., Ltd.	155	5,261
Hana Financial Group, Inc.	7,974	254,434
Hankook Tire & Technology Co., Ltd.	416	12,069
Hanmi Pharm Co., Ltd.	36	9,230
Hanon Systems	1,072	10,336
Hanwha Chemical Corp.	615	10,024
Hanwha Corp.	123	2,659
Hanwha Life Insurance Co., Ltd.	1,267	2,531
HDC Hyundai Development Co-Engineering & Construction(b)	202	4,480
Helixmith Co., Ltd.(b)	103	8,256
HLB, Inc.(b)	203	20,169
Hotel Shilla Co., Ltd.	180	14,133
Hyundai Department Store Co., Ltd.	65	4,671
Hyundai Engineering & Construction Co., Ltd.	447	16,350
Hyundai Glovis Co., Ltd.	108	13,355
Hyundai Heavy Industries Holdings Co., Ltd.(b)	56	16,367
Hyundai Marine & Fire Insurance Co., Ltd.	359	8,366
Hyundai Mobis Co., Ltd.	1,481	327,845
Hyundai Motor Co.	988	102,948
Hyundai Steel Co.	690	18,765
Industrial Bank of Korea	1,446	14,754
Kakao Corp.	325	43,139
Kangwon Land, Inc.	1,012	25,903
KB Financial Group, Inc.	2,456	101,196
KCC Corp.	26	5,250
Kia Motors Corp.	1,631	62,479
KMW Co., Ltd.(b)	272	12,019
Korea Aerospace Industries Ltd.	618	18,196
Korea Electric Power Corp.	1,811	43,535
Korea Gas Corp.	323	10,572
Korea Investment Holdings Co., Ltd.	240	15,025
Korea Shipbuilding & Offshore Engineering Co., Ltd.(b)	210	22,971
Korea Zinc Co., Ltd.	543	199,555
Korean Air Lines Co., Ltd.	228	5,619
KT&G Corp.	811	65,780
Kumho Petrochemical Co., Ltd.	105	7,037
LG Chem Ltd.	1,352	371,188
LG Corp.	675	43,076
LG Display Co., Ltd.	1,334	18,745
LG Electronics, Inc.	706	44,016
LG Household & Health Care Ltd.	60	65,424
LG Innotek Co., Ltd.	938	113,554
LG Uplus Corp.	637	7,822
Lotte Chemical Corp.	98	18,982
Lotte Corp.	24	808
Lotte Shopping Co., Ltd.	116	13,592
Medy-Tox, Inc.	24	6,245
Meritz Securities Co., Ltd.	3,481	11,408
Mirae Asset Daewoo Co., Ltd.	2,293	14,970
NAVER Corp.	855	137,885
NCSoft Corp.	108	50,524
Netmarble Corp.(b)	146	11,665
NH Investment & Securities Co., Ltd.	807	8,862
OCI Co., Ltd.	103	5,576
Orange Life Insurance Ltd.	188	4,576
Orion Corp/Republic of Korea	125	11,403
Ottogi Corp.	7	3,353
Pan Ocean Co., Ltd.(b)	3,006	11,814
Pearl Abyss Corp.(b)	32	5,125
POSCO	518	105,934
POSCO Chemical Co., Ltd.	275	11,712
Posco International Corp.	283	4,564
S-1 Corp.	98	7,940
S-Oil Corp.	258	21,261
Samsung Biologics Co., Ltd.(b)	95	35,570
Samsung C&T Corp.	593	55,636
Samsung Card Co., Ltd.	166	5,541
Samsung Electro-Mechanics Co., Ltd.	382	41,290
Samsung Electronics Co., Ltd.	30,117	1,453,179
Samsung Electronics Co., Ltd., GDR	2,496	2,977,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
SOUTH KOREA (continued)
Samsung Electronics Co., Ltd., GDR	1,582	$1,887,326
Samsung Engineering Co., Ltd.(b)	900	14,942
Samsung Fire & Marine Insurance Co., Ltd.	215	45,270
Samsung Heavy Industries Co., Ltd.(b)	2,221	13,962
Samsung Life Insurance Co., Ltd.	402	25,897
Samsung SDI Co., Ltd.	1,966	401,207
Samsung SDS Co., Ltd.	248	41,710
Samsung Securities Co., Ltd.	359	11,983
Shinhan Financial Group Co., Ltd.	2,824	105,859
Shinsegae, Inc.	42	10,496
SK Holdings Co., Ltd.	537	121,660
SK Hynix, Inc.	8,171	664,872
SK Innovation Co., Ltd.	2,371	307,536
SK Materials Co., Ltd.	5,037	807,958
SK Telecom Co., Ltd.	151	31,076
Woongjin Coway Co., Ltd.	402	32,363
Woori Financial Group, Inc.	2,715	27,233
Yuhan Corp.	53	10,839
Total South Korea		12,701,327
SPAIN - 1.2%
Abertis Infraestructuras S.A.(b)	3,711	26,932
ACS Actividades de Construccion y Servicios S.A.	1,780	71,180
Aena SME S.A.	441	84,341
Amadeus IT Group S.A.	20,212	1,650,507
AmRest Holdings SE(b)	876	9,998
Banco Bilbao Vizcaya Argentaria S.A.	189,101	1,056,967
Banco de Sabadell S.A.	37,541	43,794
Banco Santander S.A.	101,184	423,348
Bankia S.A.	8,651	18,461
Bankinter S.A.	5,028	36,840
CaixaBank S.A.	22,719	71,304
Cellnex Telecom S.A. (b)	1,690	72,737
Enagas S.A.	1,296	33,058
Endesa S.A.	1,990	53,104
Ferrovial S.A.	4,417	133,624
Grifols S.A.	2,369	83,519
Iberdrola S.A.	36,881	379,771
Industria de Diseno Textil S.A.	6,913	243,873
Mapfre S.A.	10,164	26,906
Naturgy Energy Group S.A.	1,349	33,895
Red Electrica Corp. S.A.	23,047	463,394
Repsol S.A.	8,490	132,659
Siemens Gamesa Renewable Energy S.A.	1,697	29,762
Telefonica S.A.	26,988	188,506
Total Spain		5,368,480
SWEDEN - 3.5%
Ahlstrom-Munksjo Oyj	50,256	807,249
Alfa Laval AB	27,717	698,078
Arise AB(b)	4,287	13,777
Assa Abloy AB, Class B	100,391	2,347,299
Atlas Copco AB, Class A	40,985	1,634,788
Atlas Copco AB, Class B	2,589	89,890
Avanza Bank Holding AB	78,457	819,219
Beijer Electronics Group AB	2,336	17,508
BioGaia AB, Class B	19,582	887,492
Boliden AB	1,553	41,203
Cloetta AB, Class B	295,181	999,027
Doro AB(b)	3,661	19,739
Elanders AB, Class B	1,554	14,468
Electrolux AB, Series B	1,603	39,346
Epiroc AB, Class A	64,776	790,824
Epiroc AB, Class B	2,089	24,768
Essity AB, Class B	4,277	137,812
Fagerhult AB	5,300	33,668
Fastator AB(b)	1,438	12,252
Fastighets AB Balder, Class B(b)	4,243	196,242
Getinge AB, Class B	22,707	421,831
Hennes & Mauritz AB, Class B	22,799	463,655
Hexagon AB, Class B	1,617	90,636
Husqvarna AB, Class B	3,052	24,445
IAR Systems Group AB	37,089	736,525
ICA Gruppen AB	690	32,208
Industrivarden AB, Class C	1,258	30,341
Investor AB, Class B	2,951	161,061
Kinnevik AB, Class B	1,178	28,801
L E Lundbergforetagen AB, Class B	491	21,545
Lagercrantz Group AB, Class B	3,277	51,221
Lundin Petroleum AB	1,128	38,333
Sandvik AB	6,863	133,833
Securitas AB, Class B	2,087	35,974
Skandinaviska Enskilda Banken AB, Class A	9,786	92,026
Skanska AB, Class B	2,195	49,612
SKF AB, Class B	36,196	731,931
Surgical Science Sweden AB(b)	468	21,186
Svenska Handelsbanken AB, Class A	9,245	99,593
Swedbank AB, Class A	5,239	78,000
Swedish Match AB	16,227	836,441
Tele2 AB, Class B	2,549	36,971
Telefonaktiebolaget LM Ericsson, Class B	20,303	176,794
Telia Co. AB	18,303	78,653
Thule Group AB	35,742	824,256
Volvo AB, Class B	53,082	889,201
Total Sweden		15,809,722
SWITZERLAND - 7.1%
ABB Ltd.	53,105	1,282,356
Adecco Group AG	14,024	887,114
AEVIS VICTORIA S.A.	199	2,879
Alcon, Inc.(b)	51,703	2,927,593
Baloise Holding AG	334	60,395
Barry Callebaut AG	19	41,974
Bobst Group S.A.	11,124	647,693
Chocoladefabriken Lindt & Spruengli AG	1	88,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
SWITZERLAND (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	8	$62,120
Chubb Ltd.	11,650	1,813,439
Cie Financiere Richemont S.A.	3,210	252,276
Clariant AG(b)	1,433	31,983
Coca-Cola HBC AG(b)	1,099	37,340
Credit Suisse Group AG(b)	15,358	207,963
Dufry AG(b)	318	31,550
EMS-Chemie Holding AG	64	42,091
Geberit AG	2,513	1,410,479
Givaudan S.A.	59	184,779
Glencore PLC(b)	66,811	208,280
Gurit Holding AG	740	1,142,343
Julius Baer Group Ltd.(b)	1,392	71,815
Kuehne + Nagel International AG	245	41,314
LafargeHolcim Ltd.(b)	3,199	177,502
LEM Holding S.A.	685	1,007,894
Lonza Group AG(b)	434	158,389
Nestle S.A.	37,062	4,012,561
Novartis AG	59,746	5,673,339
Orell Fuessli Holding AG	121	12,440
Partners Group Holding AG	126	115,533
Roche Holding AG	9,400	3,049,804
Schindler Holding AG	221	56,221
Schindler Holding AG	164	40,195
SGS S.A.	41	112,307
Sika AG	9,103	1,710,457
Sonova Holding AG	345	78,960
STMicroelectronics N.V.	26,542	713,639
Straumann Holding AG	62	60,885
Swatch Group AG (The)	154	42,963
Swatch Group AG (The)	451	23,836
Swiss Life Holding AG	231	115,953
Swiss Prime Site AG(b)	488	56,424
Swiss Re AG	1,800	202,170
Swisscom AG	313	165,782
Temenos AG(b)	432	68,384
UBS Group AG(b)	102,844	1,299,099
Valiant Holding AG	6,109	621,126
Valora Holding AG(b)	2,876	802,356
Vifor Pharma AG	291	53,115
Zurich Insurance Group AG	934	383,231
Total Switzerland		32,290,686
TAIWAN - 3.2%
Acer, Inc.	19,000	11,314
Advantech Co., Ltd.	2,000	20,149
Airtac International Group	1,000	15,562
ASE Technology Holding Co., Ltd.	20,000	55,509
ASE Technology Holding Co., Ltd., ADR	52,066	289,487
Asia Cement Corp.	14,000	22,394
Asustek Computer, Inc.	4,000	30,890
AU Optronics Corp.	53,000	17,769
Catcher Technology Co., Ltd.	4,000	30,290
Cathay Financial Holding Co., Ltd.	56,960	80,850
Chailease Holding Co., Ltd.	10,690	49,212
Chang Hwa Commercial Bank Ltd.	35,006	26,508
Cheng Shin Rubber Industry Co., Ltd.	12,000	16,733
Chicony Electronics Co., Ltd.	4,000	11,876
China Airlines Ltd.	22,000	6,649
China Development Financial Holding Corp.	81,000	26,291
China Life Insurance Co., Ltd.(b)	18,524	15,819
China Steel Corp.	70,000	55,809
Chunghwa Telecom Co., Ltd.	25,000	91,737
Compal Electronics, Inc.	27,000	16,978
CTBC Financial Holding Co., Ltd.	144,000	107,602
Delta Electronics, Inc.	14,000	70,754
E.Sun Financial Holding Co., Ltd.	95,025	88,441
Eclat Textile Co., Ltd.	1,000	13,444
Eva Airways Corp.	18,248	8,370
Evergreen Marine Corp. Taiwan Ltd.(b)	10,701	4,426
Far Eastern New Century Corp.	18,000	17,924
Far EasTone Telecommunications Co., Ltd.	8,000	19,241
Feng TAY Enterprise Co., Ltd.	2,200	14,311
First Financial Holding Co., Ltd.	114,815	90,773
Formosa Chemicals & Fibre Corp.	23,000	67,135
Formosa Petrochemical Corp.	7,000	22,767
Formosa Plastics Corp.	29,000	96,547
Formosa Taffeta Co., Ltd.	7,000	7,986
Foxconn Technology Co., Ltd.	6,000	13,250
Fubon Financial Holding Co., Ltd.	46,000	71,201
Giant Manufacturing Co., Ltd.	2,000	14,211
Globalwafers Co., Ltd.	1,000	12,760
Highwealth Construction Corp.	6,000	9,267
Hiwin Technologies Corp.	1,030	9,655
Hon Hai Precision Industry Co., Ltd.	78,600	238,078
Hon Hai Precision Industry Co., Ltd., GDR	59,758	365,480
Hotai Motor Co., Ltd.	2,000	45,568
Hua Nan Financial Holdings Co., Ltd.	107,464	78,867
Innolux Corp.	56,000	15,561
Inventec Corp.	17,000	12,958
Largan Precision Co., Ltd.	1,000	166,795
Lite-On Technology Corp.	14,000	23,048
MediaTek, Inc.	9,000	133,152
Mega Financial Holding Co., Ltd.	89,000	90,850
Merida Industry Co., Ltd.	145,000	853,738
Micro-Star International Co., Ltd.	4,000	11,569
Nan Ya Plastics Corp.	36,000	87,427
Nanya Technology Corp.	7,000	19,475
Nien Made Enterprise Co., Ltd.	1,000	9,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
TAIWAN (continued)
Novatek Microelectronics Corp.	4,000	$29,222
Paiho Shih Holdings Corp.	507,240	752,137
Pegatron Corp.	12,000	27,381
Phison Electronics Corp.	1,000	11,359
Pou Chen Corp.	14,000	18,307
Powertech Technology, Inc.	5,000	16,646
President Chain Store Corp.	5,000	50,706
Quanta Computer, Inc.	16,000	34,320
Realtek Semiconductor Corp.	3,000	23,518
Ruentex Development Co., Ltd.(b)	4,200	6,333
Ruentex Industries Ltd.(b)	3,000	7,356
Shanghai Commercial & Savings Bank Ltd. (The)	27,193	47,171
Shin Kong Financial Holding Co., Ltd.(b)	53,848	18,592
Sinmag Equipment Corp.	172,000	668,446
SinoPac Financial Holdings Co., Ltd.	65,280	28,310
Standard Foods Corp.	4,000	9,287
Synnex Technology International Corp.	10,000	12,510
Taishin Financial Holding Co., Ltd.	60,764	29,392
Taiwan Business Bank	30,576	12,852
Taiwan Cement Corp.	46,557	67,870
Taiwan Cooperative Financial Holding Co., Ltd.	123,265	85,324
Taiwan High Speed Rail Corp.	14,000	17,934
Taiwan Mobile Co., Ltd.	10,000	37,362
Taiwan Semiconductor Manufacturing Co., Ltd.	149,000	1,645,228
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	88,745	5,156,084
Tatung Co., Ltd.(b)	12,000	8,406
Tong Yang Industry Co., Ltd.	521,000	810,777
TOPBI International Holdings Ltd.	333,380	1,050,953
Uni-President Enterprises Corp.	33,000	81,683
United Microelectronics Corp.	70,000	38,413
Vanguard International Semiconductor Corp.	6,000	15,872
Walsin Technology Corp.	2,000	15,946
Win Semiconductors Corp.	2,000	19,615
Winbond Electronics Corp.	20,000	13,043
Wistron Corp.	17,000	16,077
WPG Holdings Ltd.	10,120	13,200
Yageo Corp.	2,000	29,156
Yuanta Financial Holding Co., Ltd.	88,000	59,299
Zhen Ding Technology Holding Ltd.	3,000	14,311
Total Taiwan		14,804,095
THAILAND - 0.5%
Advanced Info Service PCL	7,921	56,326
Airports of Thailand PCL	29,005	71,898
Bangkok Bank PCL	1,300	6,944
Bangkok Dusit Medical Services PCL	63,823	55,399
Bangkok Expressway & Metro PCL	40,100	14,592
Banpu PCL	11,100	4,410
Berli Jucker PCL	6,400	8,974
BTS Group Holdings PCL	31,300	13,793
Bumrungrad Hospital PCL	1,900	9,324
Central Pattana PCL	16,217	33,702
Charoen Pokphand Foods PCL	16,100	14,781
CP ALL PCL	43,796	105,638
Electricity Generating PCL	3,759	41,162
Energy Absolute PCL	6,000	8,763
Home Product Center PCL	67,409	36,007
Indorama Ventures PCL	11,787	13,773
IRPC PCL	53,600	6,585
Kasikornbank PCL	76,100	383,628
Krung Thai Bank PCL	45,193	24,744
Land & Houses PCL	71,229	23,304
Minor International PCL	35,571	42,751
PTT Exploration & Production PCL	7,400	30,757
PTT Global Chemical PCL	14,887	28,329
PTT PCL	69,764	102,479
Robinson PCL	2,700	5,949
Sahamitr Pressure Container PCL	2,570,200	544,866
Siam Cement PCL (The)	6,156	80,563
Siam Commercial Bank PCL (The)	7,883	32,107
Thai Oil PCL	6,000	13,972
Thai Union Group PCL	10,200	4,597
True Corp. PCL	53,600	8,231
Vanachai Group PCL	2,615,391	333,541
Total Thailand		2,161,889
TURKEY - 0.2%
Akbank T.A.S.(b)	159,303	217,171
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,683	6,530
Arcelik A/S(b)	2,494	8,737
BIM Birlesik Magazalar A/S	24,269	190,350
Eregli Demir ve Celik Fabrikalari TAS	6,009	9,131
Ford Otomotiv Sanayi A/S	521	6,205
Haci Omer Sabanci Holding A/S	8,703	13,956
KOC Holding A/S	4,582	15,651
TAV Havalimanlari Holding A/S	1,210	5,935
Tupras Turkiye Petrol Rafinerileri A/S	7,379	157,280
Turk Hava Yollari AO(b)	2,780	6,757
Turkcell Iletisim Hizmetleri A/S	5,575	12,932
Turkiye Garanti Bankasi A/S(b)	16,463	30,828
Turkiye Is Bankasi A/S(b)	14,392	15,507
Total Turkey		696,970
UNITED ARAB EMIRATES - 0.1%
Abu Dhabi Commercial Bank PJSC	25,026	53,961
Aldar Properties PJSC	43,948	25,844
DP World PLC	10,709	140,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
UNITED ARAB EMIRATES (continued)
Dubai Islamic Bank PJSC	41,336	$62,007
Emaar Malls PJSC	10,450	5,206
Emaar Properties PJSC	172,784	190,272
Emirates Telecommunications Group Co. PJSC	15,915	70,884
First Abu Dhabi Bank PJSC	21,986	90,742
NMC Health PLC	569	13,318
Total United Arab Emirates		652,522
UNITED STATES - 1.3%
Bausch Health Cos., Inc.(b)	1,900	56,874
Carnival PLC	27,590	1,331,726
Mettler-Toledo International, Inc.(b)	1,730	1,372,374
Nexteer Automotive Group Ltd.	5,000	4,530
ResMed, Inc.	11,555	1,790,678
Sensata Technologies Holding PLC(b)	25,300	1,362,911
Total United States		5,919,093
TOTAL COMMON STOCKS (Cost: $417,374,107)		434,424,807
EXCHANGE-TRADED FUNDS - 0.4%
iShares MSCI Emerging Markets ETF	30,307	1,359,875
Vanguard FTSE Emerging Markets ETF	10,215	454,261
TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,809,120)		1,814,136
RIGHTS - 0.0% (a)
BRAZIL - 0.0% (a)
Lojas Americanas S.A.(b)	41	96
CHINA - 0.0% (a)
Legend Holdings Corp., Class H(b)	284	0
SPAIN - 0.0% (a)
Repsol S.A.(b)	8,490	4,028
TOTAL RIGHTS (Cost: $4,012)		4,124
PREFERRED STOCKS - 0.7%
BRAZIL - 0.2%
Banco Bradesco S.A., 5.79%	25,920	233,059
Braskem S.A., 2.44%, Class A	900	6,678
Centrais Eletricas Brasileiras S.A., 3.65%, Class B	1,000	9,506
Cia Brasileira de Distribuicao, 0.99%	1,000	21,789
Cia Energetica de Minas Gerais, 4.66%	5,500	18,854
Gerdau S.A., 1.31%	4,700	23,368
Itau Unibanco Holding S.A., 5.01%	31,050	286,364
Itausa - Investimentos Itau S.A., 5.26%	26,670	93,415
Lojas Americanas S.A., 0.66%	4,300	27,696
Petroleo Brasileiro S.A., 3.14%	25,400	190,562
Telefonica Brasil S.A., 4.82%	3,200	46,122
Total Brazil		957,413
CHILE - 0.0% (a)
Embotelladora Andina S.A., 4.28%, Class B	4,030	11,678
Sociedad Quimica y Minera de Chile S.A., 3.58%, Class B	702	18,774
Total Chile		30,452
COLOMBIA - 0.0% (a)
Bancolombia S.A., 2.46%	3,060	42,634
Grupo Aval Acciones y Valores S.A., 3.97%	36,414	16,173
Total Colombia		58,807
GERMANY - 0.4%
Bayerische Motoren Werke AG, 6.35%	454	28,034
Fuchs Petrolub SE, 2.12%	422	20,903
Henkel AG & Co. KGaA, 1.99%	1,054	109,006
Porsche Automobil Holding SE, 3.19%	1,026	76,694
Sartorius AG, 0.30%	216	46,228
Volkswagen AG, 2.63%	7,510	1,484,640
Total Germany		1,765,505
SOUTH KOREA - 0.1%
Amorepacific Corp., 1.15%(b)	51	3,943
Hyundai Motor Co., 1.39%	127	7,874
Hyundai Motor Co., 2nd Preference. 1.26%	1,445	99,212
LG Chem Ltd., 3.37%(b)	44	6,582
LG Household & Health Care Ltd., 1.12%(b)	12	8,000
Samsung Electronics Co., Ltd., 2.13%	5,306	208,303
Total South Korea		333,914
TOTAL PREFERRED STOCKS
(Cost: $2,885,879)		3,146,091
WARRANTS - 0.0% (a)
THAILAND - 0.0% (a)
BTS Group Holdings PCL(b)	3,130	0
Minor International PCL(b)	605	65
TOTAL WARRANTS (Cost: $0)		65

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (concluded)

December 31, 2019

Investments	Shares	Value
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.44%(c) (Cost $18,312,457)	18,312,457	$18,312,457
TOTAL INVESTMENTS - 100.2% (Cost: $440,385,575)		457,701,680
OTHER ASSETS AND LIABILITIES, NET - (0.2)%		(1,065,748)
NET ASSETS - 100.0%		$456,635,932

(a)	Amount is less than 0.05%.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield of December 31, 2019.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019.

	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Common Stocks	$434,392,543	$32,264	$—	$434,424,807
Exchange-Traded Funds	1,814,136	—	—	1,814,136
Rights	4,124	—	—	4,124
Preferred Stocks	3,146,091	—	—	3,146,091
Warrants	65	—	—	65
Money Market Fund	18,312,457	—	—	18,312,457
Total Investment in Securities	$457,669,416	$32,264	$—	$457,701,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 40.6%
BASIC MATERIALS - 1.1%
Aleris International, Inc., Secured Note, 10.75%, 7/15/23 (a)	$75,000	$78,187
Allegheny Technologies, Inc., 5.88%, 12/1/27	25,000	26,250
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	200,000	209,342
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25 (a)	50,000	52,750
Blue Cube Spinco LLC, 10.00%, 10/15/25	74,000	81,827
CF Industries, Inc., 5.38%, 3/15/44	25,000	27,250
Chemours Co. (The), 7.00%, 5/15/25	25,000	25,188
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23 (a)	126,000	129,686
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	59,000	58,226
Cleveland-Cliffs, Inc., 5.88%, 6/1/27 (a)	100,000	96,000
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (b)	340,000	345,654
Coeur Mining, Inc., 5.88%, 6/1/24	75,000	75,000
Commercial Metals Co., 5.38%, 7/15/27	100,000	105,000
Compass Minerals International, Inc., 6.75%, 12/1/27 (a)	50,000	53,125
Domtar Corp., 6.75%, 2/15/44	281,000	325,641
DuPont de Nemours, Inc., Senior Note, 3.77%, 11/15/20	65,000	65,897
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	211,000	213,058
Element Solutions, Inc., 5.88%, 12/1/25 (a)	50,000	52,313
First Quantum Minerals Ltd., 6.50%, 3/1/24 (a)	400,000	401,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	50,625
Freeport-McMoRan, Inc., 5.00%, 9/1/27	75,000	78,750
Freeport-McMoRan, Inc., 5.45%, 3/15/43	225,000	232,875
Georgia-Pacific LLC, 5.40%, 11/1/20 (a)	388,000	398,750
Hecla Mining Co., 6.88%, 5/1/21	50,000	49,838
Hexion, Inc., 7.88%, 7/15/27 (a)	50,000	51,998
Hudbay Minerals, Inc., 7.63%, 1/15/25 (a)	100,000	105,550
Huntsman International LLC, 4.50%, 5/1/29	193,000	204,834
International Paper Co., Senior Bond, 4.35%, 8/15/48	1,000,000	1,061,440
Inversiones CMPC S.A., 4.38%, 4/4/27 (a)	500,000	524,962
Kaiser Aluminum Corp., 4.63%, 3/1/28 (a)	50,000	51,300
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25 (a)	75,000	77,250
LYB International Finance III LLC, 4.20%, 10/15/49	209,000	217,444
Mercer International, Inc., 7.38%, 1/15/25	50,000	53,823
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	103,750
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27 (a)	75,000	77,062
Novelis Corp., 5.88%, 9/30/26 (a)	150,000	159,616
Olin Corp., 5.63%, 8/1/29	50,000	52,810
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	216,401
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (a)	50,000	53,875
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	114,798
Steel Dynamics, Inc., 3.45%, 4/15/30	84,000	84,870
Steel Dynamics, Inc., 5.13%, 10/1/21	25,000	25,015
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22 (a)	75,000	62,250
TPC Group, Inc., 10.50%, 8/1/24 (a)	100,000	100,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (a)	75,000	75,000
Tronox Finance PLC, 5.75%, 10/1/25 (a)	50,000	50,936
Tronox, Inc., 6.50%, 4/15/26 (a)	25,000	25,755
Univar Solutions USA, Inc., 5.13%, 12/1/27 (a)	75,000	78,283
Total Basic Materials		6,862,004
COMMUNICATIONS - 3.6%
Amazon.com, Inc., 4.80%, 12/5/34	89,000	112,011
AMC Networks, Inc., 5.00%, 4/1/24	150,000	153,000
AT&T, Inc., 3.07%, 6/12/24 (3 month USD LIBOR + 1.18%)(c)	270,000	274,685
AT&T, Inc., 4.30%, 2/15/30	50,000	55,548
AT&T, Inc., 4.55%, 3/9/49	150,000	166,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
AT&T, Inc., 4.85%, 3/1/39	$880,000	$1,012,584
AT&T, Inc., 4.85%, 7/15/45	126,000	143,502
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	269,000	289,568
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	154,000	171,250
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	136,000	150,047
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	364,000	418,176
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (a)	25,000	25,501
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 5/1/25 (a)	100,000	103,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 6/1/29 (a)	25,000	26,688
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24 (a)	75,000	77,531
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 2/15/23	125,000	126,250
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23 (a)	425,000	433,768
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 9/1/23	125,000	127,344
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26 (a)	200,000	211,004
CenturyLink, Inc., 5.13%, 12/15/26 (a)	100,000	101,763
CenturyLink, Inc., Senior Note, Series S, 6.45%, 6/15/21	150,000	157,012
CenturyLink, Inc., Senior Note, series T, 5.80%, 3/15/22	25,000	26,282
CenturyLink, Inc., Senior Note, Series W, 6.75%, 12/1/23	100,000	111,625
CenturyLink, Inc., Series V, 5.63%, 4/1/20	125,000	125,781
CenturyLink, Inc., Series Y, 7.50%, 4/1/24	75,000	84,562
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	80,000	84,067
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	30,000	34,325
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	447,511
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	592,000	745,633
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	223,000	224,279
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27 (a)	150,000	156,195
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (a)	43,000	47,623
Cogent Communications Group, Inc., 5.38%, 3/1/22 (a)	125,000	130,625
Comcast Corp., 2.35%, 1/15/27	251,000	250,498
Comcast Corp., 2.65%, 2/1/30	85,000	85,233
Comcast Corp., 3.90%, 3/1/38	73,000	80,685
Comcast Corp., 4.15%, 10/15/28	260,000	292,470
Comcast Corp., 4.25%, 10/15/30	90,000	102,752
Comcast Corp., 4.60%, 10/15/38	196,000	233,130
Comcast Corp., 4.70%, 10/15/48	500,000	615,422
CommScope Technologies LLC, 6.00%, 6/15/25 (a)	100,000	100,113
CommScope, Inc., 5.50%, 3/1/24 (a)	75,000	78,188
CommScope, Inc., 6.00%, 3/1/26 (a)	75,000	79,781
CommScope, Inc., 8.25%, 3/1/27 (a)	50,000	52,625
Corning, Inc., 5.45%, 11/15/79	317,000	346,083
Cox Communications, Inc., 3.50%, 8/15/27 (a)	600,000	626,763
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47 (a)	150,000	166,071
CSC Holdings LLC, 5.75%, 1/15/30 (a)	200,000	213,500
CSC Holdings LLC, 6.50%, 2/1/29 (a)	200,000	223,000
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26 (a)	125,000	126,444
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27 (a)	75,000	72,938
Discovery Communications LLC, 5.00%, 9/20/37	500,000	563,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Discovery Communications LLC, 5.20%, 9/20/47	$197,000	$228,975
Discovery Communications LLC, 5.30%, 5/15/49	93,000	109,917
DISH DBS Corp., 5.00%, 3/15/23	75,000	76,939
DISH DBS Corp., 5.88%, 11/15/24	50,000	51,094
DISH DBS Corp., 7.75%, 7/1/26	125,000	132,424
Embarq Corp., 8.00%, 6/1/36	175,000	185,062
EW Scripps Co. (The), 5.13%, 5/15/25 (a)	25,000	25,563
Fox Corp., 5.48%, 1/25/39 (a)	114,000	139,166
Frontier Communications Corp., 8.00%, 4/1/27 (a)	100,000	104,500
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	475,000	231,562
GCI LLC, 6.63%, 6/15/24 (a)	50,000	54,125
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27 (a)	75,000	78,937
Gray Television, Inc., 5.13%, 10/15/24 (a)	100,000	103,750
Gray Television, Inc., 5.88%, 7/15/26 (a)	97,000	103,184
Gray Television, Inc., Senior Note, 7.00%, 5/15/27 (a)	50,000	55,563
Hughes Satellite Systems Corp., 6.63%, 8/1/26	100,000	111,000
iHeartCommunications, Inc., 4.75%, 1/15/28 (a)	50,000	51,250
iHeartCommunications, Inc., 5.25%, 8/15/27 (a)	75,000	78,473
iHeartCommunications, Inc., 6.38%, 5/1/26	25,000	27,125
iHeartCommunications, Inc., 8.38%, 5/1/27	25,000	27,625
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25 (a)	250,000	231,250
Lamar Media Corp., 5.00%, 5/1/23	100,000	101,750
Lamar Media Corp., 5.75%, 2/1/26	25,000	26,498
Level 3 Financing, Inc., 3.40%, 3/1/27 (a)	500,000	503,515
Level 3 Financing, Inc., 5.38%, 1/15/24	100,000	101,625
Level 3 Financing, Inc., 5.63%, 2/1/23	100,000	100,300
Match Group, Inc., 5.63%, 2/15/29 (a)	25,000	26,625
Match Group, Inc., 6.38%, 6/1/24	100,000	104,875
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 8/15/27 (a)	50,000	52,875
Netflix, Inc., 4.88%, 6/15/30 (a)	25,000	25,391
Netflix, Inc., 5.38%, 11/15/29 (a)	75,000	79,873
Netflix, Inc., 6.38%, 5/15/29	175,000	199,281
Netflix, Inc., Senior Note, 5.38%, 2/1/21	75,000	77,344
Nexstar Broadcasting, Inc., 5.63%, 7/15/27 (a)	125,000	131,725
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 3/15/30 (a)	50,000	50,875
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27 (a)	75,000	78,562
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	75,000	81,469
Sinclair Television Group, Inc., 5.50%, 3/1/30 (a)	25,000	25,563
Sinclair Television Group, Inc., 5.88%, 3/15/26 (a)	100,000	105,125
Sirius XM Radio, Inc., 3.88%, 8/1/22 (a)	50,000	51,063
Sirius XM Radio, Inc., 4.63%, 7/15/24 (a)	75,000	78,750
Sirius XM Radio, Inc., 5.00%, 8/1/27 (a)	75,000	79,125
Sirius XM Radio, Inc., 5.50%, 7/1/29 (a)	125,000	135,155
Sprint Capital Corp., 6.88%, 11/15/28	25,000	26,938
Sprint Capital Corp., 8.75%, 3/15/32	400,000	485,500
Sprint Corp., 7.88%, 9/15/23	225,000	248,249
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 9/20/21 (a)	525,000	529,672
T-Mobile USA, Inc., 4.50%, 2/1/26	75,000	76,875
T-Mobile USA, Inc., 6.00%, 3/1/23	75,000	76,350
T-Mobile USA, Inc., 6.50%, 1/15/24	25,000	25,719
T-Mobile USA, Inc., 6.50%, 1/15/26	325,000	348,468
TEGNA, Inc., 5.00%, 9/15/29 (a)	50,000	50,875
Telefonica Emisiones S.A., 4.67%, 3/6/38	270,000	299,360
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	319,553
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (a)	50,000	52,125
Time Warner Cable LLC, 6.55%, 5/1/37	10,000	12,242
Twitter, Inc., 3.88%, 12/15/27 (a)	25,000	24,987
Uber Technologies, Inc., 7.50%, 11/1/23 (a)	75,000	78,375
Uber Technologies, Inc., 7.50%, 9/15/27 (a)	50,000	51,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Uber Technologies, Inc., 8.00%, 11/1/26 (a)	$75,000	$78,188
Univision Communications, Inc., 5.13%, 2/15/25 (a)	50,000	49,438
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22 (a)	75,000	76,125
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	579,000	653,755
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	83,000	96,031
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	495,053
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	225,000	281,946
Verizon Communications, Inc., Senior Note, 3.01%, 5/15/25 (3 month USD LIBOR + 1.10%)(c)	1,000,000	1,022,918
ViacomCBS, Inc., 2.50%, 2/15/23	300,000	303,089
ViacomCBS, Inc., 3.70%, 6/1/28	249,000	261,239
ViacomCBS, Inc., 4.25%, 9/1/23	250,000	266,092
ViacomCBS, Inc., 4.38%, 3/15/43	532,000	562,623
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	156,208
Virgin Media Finance PLC, 5.75%, 1/15/25 (a)	200,000	205,750
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27 (a)	100,000	101,625
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	300,000	306,750
Total Communications		22,912,864
CONSUMER, CYCLICAL - 3.0%
1011778 BC ULC/New Red Finance, Inc., Secured Note, 5.00%, 10/15/25 (a)	350,000	361,375
Air Canada, 7.75%, 4/15/21 (a)	100,000	106,360
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	100,000	90,125
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	75,000	68,437
American Airlines Group, Inc., 4.63%, 3/1/20 (a)	100,000	100,157
American Airlines Group, Inc., 5.00%, 6/1/22 (a)	100,000	104,625
Anixter, Inc., 6.00%, 12/1/25	25,000	26,000
Aptiv Corp., 4.15%, 3/15/24	473,000	500,868
Aramark Services, Inc., 5.13%, 1/15/24	100,000	102,620
Arrow Bidco LLC, 9.50%, 3/15/24 (a)	25,000	23,875
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25 (a)	100,000	102,250
AutoZone, Inc., 3.75%, 4/18/29	360,000	380,867
Beacon Roofing Supply, Inc., 4.50%, 11/15/26 (a)	25,000	25,750
Beacon Roofing Supply, Inc., 4.88%, 11/1/25 (a)	50,000	50,250
Beazer Homes USA, Inc., 6.75%, 3/15/25	100,000	105,000
Beazer Homes USA, Inc., 7.25%, 10/15/29 (a)	25,000	26,688
BMW US Capital LLC, 3.10%, 4/12/21 (a)	222,000	225,293
Boyd Gaming Corp., 6.00%, 8/15/26	100,000	107,375
Boyd Gaming Corp., 6.38%, 4/1/26	175,000	188,289
Boyne USA, Inc., Secured Note, 7.25%, 5/1/25 (a)	25,000	27,188
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (a)	125,000	129,219
Carvana Co., 8.88%, 10/1/23 (a)	25,000	26,360
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	138,000	141,795
Century Communities, Inc., 6.75%, 6/1/27 (a)	175,000	187,635
Churchill Downs, Inc., 5.50%, 4/1/27 (a)	50,000	53,000
Cinemark USA, Inc., 5.13%, 12/15/22	100,000	101,100
Daimler Finance North America LLC, 2.00%, 7/6/21 (a)	160,000	159,655
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26 (a)	150,000	160,312
Darden Restaurants, Inc., 4.55%, 2/15/48	334,000	337,949
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 7/30/27	461,351	483,331
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 4/25/24	150,000	155,420
Delta Air Lines, Inc., 3.75%, 10/28/29	425,000	424,324
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23 (a)	50,000	52,500
Eldorado Resorts, Inc., 6.00%, 9/15/26	50,000	55,063
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	156,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Enterprise Development Authority (The), 12.00%, 7/15/24 (a)	$100,000	$114,500
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	42,250
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	204,000	203,717
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	675,000	681,498
Ford Motor Credit Co. LLC, 4.06%, 11/1/24	200,000	203,974
Forestar Group, Inc., 8.00%, 4/15/24 (a)	75,000	81,562
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	229,764
General Motors Financial Co., Inc., 3.70%, 5/9/23	204,000	210,237
Golden Entertainment, Inc., 7.63%, 4/15/26 (a)	75,000	80,812
Golden Nugget, Inc., 8.75%, 10/1/25 (a)	325,000	347,547
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	101,375
H&E Equipment Services, Inc., 5.63%, 9/1/25	100,000	104,750
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26	175,000	184,187
Hyundai Capital America, 3.40%, 6/20/24 (a)	328,000	334,421
Hyundai Capital America, 3.50%, 11/2/26 (a)	176,000	178,279
IAA, Inc., 5.50%, 6/15/27 (a)	25,000	26,563
Installed Building Products, Inc., 5.75%, 2/1/28 (a)	50,000	53,438
IRB Holding Corp., 6.75%, 2/15/26 (a)	25,000	26,188
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (a)	4,000	4,080
Jacobs Entertainment, Inc., Secured Note, 7.88%, 2/1/24 (a)	100,000	106,000
KAR Auction Services, Inc., 5.13%, 6/1/25 (a)	25,000	26,000
KB Home, 6.88%, 6/15/27	50,000	57,875
KB Home, 7.63%, 5/15/23	25,000	28,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27 (a)	100,000	105,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24 (a)	75,000	77,719
Kohl's Corp., 5.55%, 7/17/45	180,000	183,102
L Brands, Inc., 5.25%, 2/1/28	75,000	71,062
L Brands, Inc., 5.63%, 10/15/23	150,000	161,812
L Brands, Inc., 7.50%, 6/15/29	100,000	103,000
Lear Corp., 5.25%, 5/15/49	191,000	197,733
Lennar Corp., 4.75%, 4/1/21	50,000	51,125
Lennar Corp., 5.88%, 11/15/24	100,000	111,250
Lions Gate Capital Holdings LLC, 6.38%, 2/1/24 (a)	75,000	78,376
Lithia Motors, Inc., 4.63%, 12/15/27 (a)	25,000	25,697
Live Nation Entertainment, Inc., 4.75%, 10/15/27 (a)	100,000	103,500
Live Nation Entertainment, Inc., 5.63%, 3/15/26 (a)	100,000	106,500
Lowe's Cos., Inc., 4.05%, 5/3/47	114,000	122,772
Lowe's Cos., Inc., 4.25%, 9/15/44	825,000	887,267
LTF Merger Sub, Inc., 8.50%, 6/15/23 (a)	297,000	302,940
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28 (a)	25,000	25,594
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	75,000	81,656
Mattel, Inc., 5.88%, 12/15/27 (a)	25,000	26,344
Mattel, Inc., 6.75%, 12/31/25 (a)	50,000	53,740
McDonald's Corp., Senior Bond, 4.45%, 9/1/48	40,000	45,701
Meritage Homes Corp., 7.00%, 4/1/22	125,000	136,406
MGM Resorts International, 5.50%, 4/15/27	75,000	83,250
MGM Resorts International, 5.75%, 6/15/25	125,000	140,000
MGM Resorts International, 6.00%, 3/15/23	350,000	384,125
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (a)	175,000	178,500
Murphy Oil USA, Inc., 4.75%, 9/15/29	50,000	52,804
Navistar International Corp., Senior Note, 6.63%, 11/1/25 (a)	175,000	178,281
Newell Brands, Inc., 4.20%, 4/1/26	100,000	104,177
Newell Brands, Inc., 5.38%, 4/1/36	100,000	108,049
Newell Brands, Inc., 5.50%, 4/1/46	50,000	53,453
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (a)	143,000	143,378
PACCAR Financial Corp., 2.00%, 9/26/22	108,000	108,556
Penske Automotive Group, Inc., 3.75%, 8/15/20	75,000	75,750
Performance Food Group, Inc., 5.50%, 6/1/24 (a)	100,000	102,500
Performance Food Group, Inc., 5.50%, 10/15/27 (a)	25,000	26,719
PetSmart, Inc., 7.13%, 3/15/23 (a)	75,000	73,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
PriSo Acquisition Corp., 9.00%, 5/15/23 (a)	$100,000	$99,000
QVC, Inc., 4.85%, 4/1/24	373,000	390,587
Resideo Funding, Inc., 6.13%, 11/1/26 (a)	50,000	50,375
Rite Aid Corp., 6.13%, 4/1/23 (a)	25,000	23,000
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	209,426
Scientific Games International, Inc., 7.00%, 5/15/28 (a)	75,000	80,250
Scientific Games International, Inc., 7.25%, 11/15/29 (a)	50,000	54,375
Scientific Games International, Inc., 8.25%, 3/15/26 (a)	25,000	27,563
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25 (a)	130,000	134,550
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/1/27 (a)	25,000	25,344
Staples, Inc., 7.50%, 4/15/26 (a)	125,000	129,687
Staples, Inc., 10.75%, 4/15/27 (a)	175,000	177,625
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	506,759
Superior Plus L.P./Superior General Partner, Inc., Senior Note, 7.00%, 7/15/26 (a)	75,000	80,531
Taylor Morrison Communities, Inc., 5.75%, 1/15/28 (a)	50,000	54,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (a)	150,000	162,000
Tenneco, Inc., 5.38%, 12/15/24	75,000	70,875
Tesla, Inc., 5.30%, 8/15/25 (a)	225,000	218,250
Titan International, Inc., 6.50%, 11/30/23	75,000	64,125
Toyota Motor Credit Corp., Senior Note, 3.45%, 9/20/23	205,000	215,584
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	100,000	108,750
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27 (a)	75,000	78,375
Viking Cruises Ltd., 5.88%, 9/15/27 (a)	75,000	80,156
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25 (a)	100,000	104,125
Volkswagen Group of America Finance LLC, 2.50%, 9/24/21 (a)	200,000	201,696
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20 (a)	215,000	218,499
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21 (a)	215,000	222,310
Walmart, Inc., 3.05%, 7/8/26	204,000	214,944
Walmart, Inc., Senior Note, 2.55%, 4/11/23	234,000	238,932
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	347,084
William Lyon Homes, Inc., 5.88%, 1/31/25	75,000	77,156
William Lyon Homes, Inc., 6.00%, 9/1/23	75,000	78,187
William Lyon Homes, Inc., 6.63%, 7/15/27 (a)	50,000	54,250
Williams Scotsman International, Inc., 6.88%, 8/15/23 (a)	175,000	184,187
Wyndham Destinations, Inc., 4.63%, 3/1/30 (a)	50,000	50,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (a)	75,000	79,687
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29 (a)	25,000	26,844
Total Consumer, Cyclical		18,785,935
CONSUMER, NON-CYCLICAL - 5.7%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	150,000	196,806
AbbVie, Inc., 3.20%, 11/21/29 (a)	1,250,000	1,270,843
AbbVie, Inc., 4.05%, 11/21/39 (a)	58,000	61,295
AbbVie, Inc., 4.25%, 11/21/49 (a)	953,000	1,002,978
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	226,336
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23 (a)	75,000	59,437
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.88%, 2/15/28 (a)	25,000	26,563
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 6/15/24	100,000	104,666
Allergan Funding SCS, 4.55%, 3/15/35	380,000	414,505
Allina Health System, 3.89%, 4/15/49	90,000	95,403
Altria Group, Inc., 2.85%, 8/9/22	155,000	157,914
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	103,548
Amgen, Inc., 4.66%, 6/15/51	157,000	184,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	$147,000	$173,848
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	123,278
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	255,000	290,123
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	251,097
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	520,000	673,612
Aptim Corp., 7.75%, 6/15/25 (a)	75,000	45,000
Ascension Health, 3.11%, 11/15/39	120,000	117,945
ASGN, Inc., 4.63%, 5/15/28 (a)	50,000	51,394
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25 (a)	100,000	66,500
Avantor, Inc., 6.00%, 10/1/24 (a)	75,000	79,967
Avantor, Inc., Senior Note, 9.00%, 10/1/25 (a)	100,000	111,753
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27 (a)	25,000	26,000
Bausch Health Americas, Inc., Senior Note, 8.50%, 1/31/27 (a)	75,000	85,410
Bausch Health Cos., Inc., 5.88%, 5/15/23 (a)	47,000	47,411
Bausch Health Cos., Inc., 6.13%, 4/15/25 (a)	375,000	387,461
Bausch Health Cos., Inc., 9.00%, 12/15/25 (a)	350,000	398,020
Bayer US Finance II LLC, 3.50%, 6/25/21 (a)	200,000	203,603
Baylor Scott & White Holdings, 4.19%, 11/15/45	100,000	111,502
Bristol-Myers Squibb Co., 2.28%, 5/16/22 (3 month USD LIBOR + 0.38%)(a)(c)	575,000	576,859
Bristol-Myers Squibb Co., 3.63%, 5/15/24 (a)	269,000	284,077
Bristol-Myers Squibb Co., 3.90%, 2/20/28 (a)	400,000	440,379
Bristol-Myers Squibb Co., 4.13%, 6/15/39 (a)	40,000	46,052
Bristol-Myers Squibb Co., 4.25%, 10/26/49 (a)	145,000	171,580
Bristol-Myers Squibb Co., 4.63%, 5/15/44 (a)	182,000	220,020
Bristol-Myers Squibb Co., 5.00%, 8/15/45 (a)	85,000	108,724
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	996,369
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	150,175
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 5/1/25 (a)	25,000	25,938
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27 (a)	25,000	26,188
Centene Corp., 4.25%, 12/15/27 (a)	175,000	180,031
Centene Corp., 4.63%, 12/15/29 (a)	100,000	105,385
Centene Corp., 4.75%, 1/15/25 (a)	125,000	129,841
Centene Corp., Senior Note, 5.38%, 6/1/26 (a)	50,000	53,063
Central Garden & Pet Co., 6.13%, 11/15/23	140,000	144,550
Charles River Laboratories International, Inc., 4.25%, 5/1/28 (a)	25,000	25,469
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (a)	50,000	50,250
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	25,000	20,250
CHS/Community Health Systems, Inc., 6.88%, 4/1/28 (a)	35,000	19,906
CHS/Community Health Systems, Inc., 8.00%, 3/15/26 (a)	100,000	103,000
CHS/Community Health Systems, Inc., 8.00%, 12/15/27 (a)	14,000	14,140
CHS/Community Health Systems, Inc., Secured Note, 8.13%, 6/30/24 (a)	50,000	41,000
CHS/Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24 (a)	50,000	53,000
Cigna Corp., 4.38%, 10/15/28	190,000	210,229
Cigna Corp., 4.50%, 2/25/26 (a)	400,000	438,504
Cigna Corp., 4.80%, 8/15/38	794,000	923,953
Coca-Cola Co. (The), 1.75%, 9/6/24	400,000	398,414
Conagra Brands, Inc., 7.00%, 10/1/28	162,000	204,063
Conagra Brands, Inc., Senior Bond, 5.40%, 11/1/48	91,000	110,819
Conagra Brands, Inc., Senior Note, 3.80%, 10/22/21	395,000	407,509
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22 (a)	50,000	50,375
CVS Health Corp., 5.13%, 7/20/45	390,000	461,361
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	283,000	320,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	$134,000	$158,318
Darling Ingredients, Inc., 5.25%, 4/15/27 (a)	25,000	26,594
DaVita, Inc., 5.13%, 7/15/24	100,000	102,500
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	77,923
Eagle Holding Co. II LLC, Senior Note, PIK (7.625% Cash or 8.375% PIK), 7.63%, 5/15/22 (a)(d)	125,000	126,967
Eagle Holding Co. II LLC, Senior Note, PIK (7.750% Cash or 8.500 % PIK), 7.75%, 5/15/22 (a)(d)	50,000	50,769
Eli Lilly & Co., 3.38%, 3/15/29	365,000	393,214
Encompass Health Corp., 4.75%, 2/1/30	25,000	25,938
Encompass Health Corp., 5.75%, 11/1/24	59,000	59,664
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (a)	200,000	144,500
Envision Healthcare Corp., 8.75%, 10/15/26 (a)	150,000	93,000
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	346,186
Ford Foundation (The), Senior Bond, 3.86%, 6/1/47	175,000	196,581
Gartner, Inc., 5.13%, 4/1/25 (a)	75,000	78,094
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	155,000	161,556
Graham Holdings Co., 5.75%, 6/1/26 (a)	50,000	53,375
HCA Healthcare, Inc., 6.25%, 2/15/21	75,000	78,187
HCA, Inc., 4.13%, 6/15/29	25,000	26,491
HCA, Inc., 5.13%, 6/15/39	125,000	137,952
HCA, Inc., 5.25%, 6/15/26	119,000	133,197
HCA, Inc., 5.25%, 6/15/49	86,000	95,861
HCA, Inc., 5.38%, 2/1/25	200,000	221,166
HCA, Inc., 5.38%, 9/1/26	25,000	27,844
HCA, Inc., 5.63%, 9/1/28	125,000	142,450
HCA, Inc., 5.88%, 2/15/26	100,000	113,713
HCA, Inc., 5.88%, 2/1/29	125,000	144,531
HCA, Inc., 7.50%, 2/15/22	275,000	303,875
Hertz Corp. (The), 6.00%, 1/15/28 (a)	75,000	75,000
Hertz Corp. (The), 7.13%, 8/1/26 (a)	100,000	108,300
Hill-Rom Holdings, Inc., 4.38%, 9/15/27 (a)	25,000	25,719
Humana, Inc., 3.95%, 8/15/49	123,000	128,478
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (a)	25,000	26,188
Keurig Dr Pepper, Inc., 4.42%, 5/25/25	226,000	246,591
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	443,928
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	27,000	33,259
Korn Ferry, 4.63%, 12/15/27 (a)	25,000	25,125
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	137,372
Kraft Heinz Foods Co., 3.75%, 4/1/30 (a)	205,000	210,933
Kraft Heinz Foods Co., 3.95%, 7/15/25	126,000	133,290
Kraft Heinz Foods Co., 4.38%, 6/1/46	130,000	127,777
Kraft Heinz Foods Co., 4.88%, 10/1/49 (a)	265,000	278,873
Kroger Co. (The), 3.88%, 10/15/46	112,000	109,396
Laboratory Corp. of America Holdings, 4.70%, 2/1/45	143,000	160,560
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	159,000	165,273
Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	95,904
Mars, Inc., 3.95%, 4/1/49 (a)	205,000	231,281
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	81,251
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	192,493
McKesson Corp., Senior Note, 3.65%, 11/30/20	465,000	471,472
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	204,500
MEDNAX, Inc., 6.25%, 1/15/27 (a)	50,000	51,250
Merck & Co., Inc., 3.90%, 3/7/39	500,000	570,489
MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (a)	100,000	96,750
Mylan, Inc., 3.13%, 1/15/23 (a)	480,000	486,796
Mylan, Inc., 4.55%, 4/15/28	145,000	155,915
NBM US Holdings, Inc., 6.63%, 8/6/29 (a)	1,000,000	1,086,010
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	247,000	264,755
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)	150,000	150,562
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	54,755
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22 (a)	100,000	99,375
Par Pharmaceutical, Inc., 7.50%, 4/1/27 (a)	50,000	49,750
PepsiCo, Inc., 2.88%, 10/15/49	147,000	141,656
Pilgrim's Pride Corp., 5.75%, 3/15/25 (a)	75,000	77,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Polaris Intermediate Corp., Senior Note, PIK (8.500% Cash or 9.250% PIK), 8.50%, 12/1/22 (a)(d)	$125,000	$116,406
Post Holdings, Inc., 5.00%, 8/15/26 (a)	100,000	105,625
Post Holdings, Inc., 5.50%, 3/1/25 (a)	75,000	78,562
Post Holdings, Inc., 5.75%, 3/1/27 (a)	100,000	107,250
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	53,752
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	155,564
Prestige Brands, Inc., 5.13%, 1/15/28 (a)	25,000	26,188
Prestige Brands, Inc., 6.38%, 3/1/24 (a)	75,000	78,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (a)	50,000	52,900
Prime Security Services Borrower LLC/Prime Finance, Inc., Secured Note, 9.25%, 5/15/23 (a)	27,000	28,316
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	107,851
Refinitiv US Holdings, Inc., 6.25%, 5/15/26 (a)	50,000	54,562
Refinitiv US Holdings, Inc., 8.25%, 11/15/26 (a)	100,000	112,625
S&P Global, Inc., 2.50%, 12/1/29	105,000	104,912
Select Medical Corp., 6.25%, 8/15/26 (a)	50,000	54,126
Service Corp. International, 5.13%, 6/1/29	50,000	53,125
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	458,237
Smithfield Foods, Inc., 4.25%, 2/1/27 (a)	109,000	112,011
Smithfield Foods, Inc., 5.20%, 4/1/29 (a)	76,000	84,183
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21 (a)	90,000	89,455
Sutter Health, 4.09%, 8/15/48	125,000	136,313
Tenet Healthcare Corp., 4.63%, 7/15/24	50,000	51,188
Tenet Healthcare Corp., 4.63%, 9/1/24 (a)	50,000	52,130
Tenet Healthcare Corp., 4.88%, 1/1/26 (a)	75,000	78,555
Tenet Healthcare Corp., 5.13%, 11/1/27 (a)	75,000	79,219
Tenet Healthcare Corp., Secured Note, 6.25%, 2/1/27 (a)	75,000	80,719
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	75,000	82,403
Trustees of Boston College, 3.13%, 7/1/52	169,000	165,838
Tyson Foods, Inc., 5.10%, 9/28/48	310,000	389,138
Unilever Capital Corp., 2.00%, 7/28/26	2,125,000	2,103,950
Unilever Capital Corp., 2.13%, 9/6/29	675,000	654,711
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	75,341
United Rentals North America, Inc., 5.50%, 5/15/27	175,000	187,472
United Rentals North America, Inc., 5.88%, 9/15/26	25,000	26,819
United Rentals North America, Inc., 6.50%, 12/15/26	75,000	82,430
UnitedHealth Group, Inc., 3.50%, 8/15/39	110,000	115,217
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	727,000	735,690
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	295,000	318,345
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	672,216
US Foods, Inc., 5.88%, 6/15/24 (a)	200,000	206,000
Vector Group Ltd., Senior Note, 10.50%, 11/1/26 (a)	25,000	25,844
Verscend Escrow Corp., 9.75%, 8/15/26 (a)	75,000	82,031
Vizient, Inc., 6.25%, 5/15/27 (a)	25,000	26,750
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25 (a)	75,000	74,812
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,293,814
Zoetis, Inc., 2.34%, 8/20/21 (3 month USD LIBOR + 0.44%)(c)	725,000	725,643
Zoetis, Inc., 4.45%, 8/20/48	425,000	492,925
Total Consumer, Non-cyclical		36,228,991
ENERGY - 4.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	100,000	92,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27 (a)	$50,000	$43,969
Antero Resources Corp., 5.00%, 3/1/25	200,000	150,000
Antero Resources Corp., 5.38%, 11/1/21	100,000	95,219
Apache Corp., 4.75%, 4/15/43	245,000	236,112
Apache Corp., 5.10%, 9/1/40	89,000	90,397
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28 (a)	50,000	51,500
Archrock Partners L.P./Archrock Partners Finance Corp., 6.88%, 4/1/27 (a)	75,000	79,312
BP Capital Markets America, Inc., 3.79%, 2/6/24	285,000	303,087
Bruin E&P Partners LLC, 8.88%, 8/1/23 (a)	100,000	65,000
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26 (a)	25,000	10,250
California Resources Corp., Secured Note, 8.00%, 12/15/22 (a)	225,000	96,750
Callon Petroleum Co., 6.13%, 10/1/24	25,000	25,474
Callon Petroleum Co., 6.38%, 7/1/26	75,000	76,095
Cameron LNG LLC, 3.70%, 1/15/39 (a)	175,000	178,372
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	259,685
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	50,742
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	1,205,000	1,332,722
Cenovus Energy, Inc., Senior Note, 4.25%, 4/15/27	213,000	225,422
Centennial Resource Production LLC, 5.38%, 1/15/26 (a)	50,000	49,125
Centennial Resource Production LLC, 6.88%, 4/1/27 (a)	25,000	26,000
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23 (a)	50,000	22,175
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (a)	108,000	110,136
Chesapeake Energy Corp., 6.63%, 8/15/20	75,000	74,250
Chesapeake Energy Corp., 6.88%, 11/15/20	25,000	24,250
Chesapeake Energy Corp., 8.00%, 1/15/25	87,000	51,767
Chesapeake Energy Corp., 11.50%, 1/1/25 (a)	61,000	57,645
Chevron Corp., 2.90%, 3/3/24	610,000	631,818
Cimarex Energy Co., 4.38%, 3/15/29	445,000	470,617
Citgo Holding, Inc., 9.25%, 8/1/24 (a)	100,000	107,250
CNX Resources Corp., 5.88%, 4/15/22	50,000	50,035
CNX Resources Corp., 7.25%, 3/14/27 (a)	25,000	21,868
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 8/15/26 (a)	1,000,000	1,048,512
Concho Resources, Inc., 4.30%, 8/15/28	180,000	196,020
Continental Resources, Inc., 3.80%, 6/1/24	775,000	800,934
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (a)	50,000	43,000
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, 5/1/27 (a)	75,000	76,031
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25	125,000	127,812
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23	25,000	25,500
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25 (a)	75,000	76,500
DCP Midstream Operating L.P., 5.13%, 5/15/29	75,000	77,812
DCP Midstream Operating L.P., 5.38%, 7/15/25	125,000	135,937
Denbury Resources, Inc., 6.38%, 12/31/24 (a)	37,000	25,405
Denbury Resources, Inc., 9.25%, 3/31/22 (a)	25,000	23,563
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21 (a)	150,000	145,125
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43	25,000	13,625
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25	100,000	87,000
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	210,002
Enable Midstream Partners L.P., 4.15%, 9/15/29	106,000	100,540
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	127,000	128,492
Enbridge, Inc., 2.59%, 6/15/20 (3 month USD LIBOR + 0.70%)(c)	675,000	676,121
Encana Corp., Senior Bond, 7.38%, 11/1/31	231,000	281,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28 (a)	$50,000	$52,562
Energy Transfer Operating L.P., 4.25%, 3/15/23	75,000	78,294
Energy Transfer Operating L.P., 4.90%, 3/15/35	197,000	206,548
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	125,866
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	117,115
Energy Transfer Operating L.P., 5.50%, 6/1/27	128,000	143,751
Energy Transfer Operating L.P., 6.13%, 12/15/45	91,000	105,270
Energy Transfer Operating L.P., 7.50%, 10/15/20	200,000	207,836
Energy Transfer Operating L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)(e)	100,000	94,000
EnLink Midstream LLC, 5.38%, 6/1/29	75,000	70,500
EnLink Midstream Partners L.P., 5.45%, 6/1/47	100,000	80,750
EnLink Midstream Partners L.P., 5.60%, 4/1/44	75,000	60,750
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	8,000	6,320
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	180,000	168,750
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	231,668
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	114,000	115,366
EOG Resources, Inc., Senior Note, 2.63%, 3/15/23	500,000	509,012
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20 (f)	150,000	150
EP Energy LLC/Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24 (a)(f)	75,000	1,500
EQM Midstream Partners L.P., Senior Note, 4.75%, 7/15/23	270,000	270,684
EQT Corp., Senior Note, 2.68%, 10/1/20 (3 month USD LIBOR + 0.77%)(c)	1,385,000	1,381,175
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	125,000	81,250
Gulfport Energy Corp., 6.00%, 10/15/24	100,000	71,000
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22 (a)	1,283,000	1,288,474
Hess Midstream Operations L.P., 5.13%, 6/15/28 (a)	75,000	75,937
Hess Midstream Operations L.P., 5.63%, 2/15/26 (a)	100,000	104,088
Hilcorp Energy I L.P./Hilcorp Finance Co., Senior Note, 6.25%, 11/1/28 (a)	75,000	71,250
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26 (a)	75,000	70,500
Laredo Petroleum, Inc., 6.25%, 3/15/23	25,000	23,438
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (a)	50,000	51,250
Marathon Oil Corp., 6.80%, 3/15/32	144,000	182,613
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	86,000	109,424
Matador Resources Co., 5.88%, 9/15/26	50,000	50,125
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, 5/1/24 (a)	25,000	2,125
MEG Energy Corp., 6.38%, 1/30/23 (a)	125,000	125,312
MEG Energy Corp., 7.00%, 3/31/24 (a)	25,000	25,156
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26 (a)	125,000	95,000
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	152,404
MPLX L.P., Senior Bond, 5.50%, 2/15/49	191,000	216,372
Murphy Oil Corp., 5.88%, 12/1/27	50,000	52,500
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	136,000	142,249
Murray Energy Corp., Secured Note, PIK (9.000% Cash and 3.000% PIK), 12.00%, 4/15/24 (a)(f)	180,991	2
Nabors Industries, Inc., 5.10%, 9/15/23	25,000	22,448
Nabors Industries, Inc., 5.75%, 2/1/25	125,000	112,500
NGPL PipeCo LLC, Senior Note, 4.38%, 8/15/22 (a)	125,000	129,776
Nine Energy Service, Inc., Senior Note, 8.75%, 11/1/23 (a)	25,000	20,250
Noble Energy, Inc., 4.20%, 10/15/49	144,000	144,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Noble Energy, Inc., 4.95%, 8/15/47	$164,000	$181,290
Noble Energy, Inc., 5.05%, 11/15/44	50,000	55,668
Noble Energy, Inc., 5.25%, 11/15/43	50,000	56,191
Noble Holding International Ltd., 7.75%, 1/15/24	21,000	10,910
Noble Holding International Ltd., 7.88%, 2/1/26 (a)	100,000	72,500
NuStar Logistics L.P., 6.00%, 6/1/26	50,000	52,875
Occidental Petroleum Corp., 4.30%, 8/15/39	1,000,000	1,017,210
Occidental Petroleum Corp., 6.45%, 9/15/36	315,000	386,299
ONEOK, Inc., 4.45%, 9/1/49	350,000	361,922
ONEOK, Inc., 4.95%, 7/13/47	150,000	164,929
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (a)	100,000	104,000
Pattern Energy Group, Inc., 5.88%, 2/1/24 (a)	500,000	514,375
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	100,000	103,000
PDC Energy, Inc., 6.13%, 9/15/24	25,000	25,313
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	205,500
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	103,700
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	212,344
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	400,752
Phillips 66, 2.52%, 2/26/21 (3 month USD LIBOR + 0.60%)(c)	881,000	881,053
Plains All American Pipeline L.P., 6.13%, 11/15/22 (6.13% fixed rate until 11/15/22; 4.11% + 3 month USD LIBOR thereafter)(c)(e)	150,000	139,875
Range Resources Corp., 5.75%, 6/1/21	25,000	24,938
Sanchez Energy Corp., 6.13%, 1/15/23 (f)	100,000	4,500
Sanchez Energy Corp., 7.75%, 6/15/21 (f)	150,000	6,750
Schlumberger Holdings Corp., 4.00%, 12/21/25 (a)	188,000	202,270
SESI LLC, 7.13%, 12/15/21	25,000	21,323
SESI LLC, 7.75%, 9/15/24	50,000	33,250
Seven Generations Energy Ltd., 5.38%, 9/30/25 (a)	75,000	75,375
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25 (a)	100,000	95,250
SM Energy Co., 5.63%, 6/1/25	50,000	47,458
SM Energy Co., 6.13%, 11/15/22	50,000	50,500
SM Energy Co., 6.63%, 1/15/27	25,000	24,571
SM Energy Co., Senior Note, 6.75%, 9/15/26	50,000	49,000
Southwestern Energy Co., 6.20%, 1/23/25	67,000	61,452
Southwestern Energy Co., 7.50%, 4/1/26	25,000	23,125
Southwestern Energy Co., 7.75%, 10/1/27	25,000	23,155
SRC Energy, Inc., 6.25%, 12/1/25	50,000	50,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	100,000	89,000
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)(e)	75,000	38,250
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	100,000	102,252
Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	75,000	77,812
Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27	75,000	80,062
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23 (a)	25,000	24,938
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.00%, 1/15/28	25,000	25,500
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 3/1/30 (a)	25,000	25,688
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27 (a)	100,000	109,500
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 1/15/29 (a)	100,000	111,000
TerraForm Power Operating LLC, 4.25%, 1/31/23 (a)	75,000	77,210
TerraForm Power Operating LLC, 4.75%, 1/15/30 (a)	100,000	101,750
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39 (a)	389,983	404,615
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24 (a)	22,250	22,751
Transocean, Inc., 7.50%, 1/15/26 (a)	50,000	49,375
Transocean, Inc., 9.00%, 7/15/23 (a)	125,000	132,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 9/1/27	$75,000	$78,120
Valero Energy Corp., 4.00%, 4/1/29	45,000	48,521
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	385,183
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23 (a)	100,000	49,000
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23 (a)	50,000	25,000
Viper Energy Partners L.P., 5.38%, 11/1/27 (a)	25,000	26,000
Warrior Met Coal, Inc., Senior Secured Note, 8.00%, 11/1/24 (a)	78,000	79,170
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	461,079
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,722
Western Midstream Operating L.P., 5.50%, 8/15/48	127,000	111,432
Whiting Petroleum Corp., 6.25%, 4/1/23	50,000	41,875
Whiting Petroleum Corp., 6.63%, 1/15/26	50,000	34,074
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	215,354
Woodside Finance Ltd., 3.70%, 3/15/28 (a)	500,000	517,258
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	50,000	53,375
Total Energy		26,355,618
FINANCIAL - 11.8%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	583,333	596,414
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24 (a)	125,000	135,937
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25 (a)	100,000	96,500
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	425,882
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26 (a)	125,000	134,337
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (a)	125,000	133,534
Ally Financial, Inc., 3.88%, 5/21/24	800,000	838,000
Ally Financial, Inc., 8.00%, 11/1/31	125,000	173,512
Ally Financial, Inc., Senior Note, 4.13%, 3/30/20	325,000	326,219
American Express Co., 3.40%, 2/22/24	128,000	133,795
American Express Co., Senior Note, 4.20%, 11/6/25	100,000	110,141
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	13,000	13,775
Ameriprise Financial, Inc., 3.00%, 3/22/22	166,000	169,732
Athene Holding Ltd., Senior Note, 4.13%, 1/12/28	154,000	159,271
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	1,045,000	1,051,006
Bank of America Corp., 2.88%, 10/22/30 (2.88% fixed rate until 10/22/29; 0.01% + 3 month USD LIBOR thereafter)(c)	330,000	332,383
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	45,000	46,488
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	199,000	212,551
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,673,566
Bank of America Corp., Junior Subordinated Bond, Series FF, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)(e)	75,000	83,160
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	725,000	779,728
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	663,934
Bank of America Corp., Series DD, 6.30%, 3/10/26 (6.30% fixed rate until 3/10/26; 4.55% + 3 month USD LIBOR thereafter)(c)(e)	75,000	86,625
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	340,000	359,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Bank of America Corp., Series X, 6.25%, 9/5/24 (6.25% fixed rate until 9/5/24; 3.71% + 3 month USD LIBOR thereafter)(c)(e)	$125,000	$138,906
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	190,000	256,308
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	119,000	128,896
Bank of America NA, 3.34%, 1/25/23 (3.34% fixed rate until 1/25/22; 0.65% + 3 month USD LIBOR thereafter)(c)	317,000	325,760
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32 (3.80% fixed rate until 12/15/27; 1.43% + USD 5 year Swap Rate thereafter)(c)	1,000,000	1,042,950
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	522,730
BankUnited, Inc., 4.88%, 11/17/25	544,000	592,919
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	518,400
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	175,000	161,910
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	522,591
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	524,065
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21 (a)	500,000	509,513
Chubb INA Holdings, Inc., 2.88%, 11/3/22	162,000	166,138
CIT Group, Inc., 5.00%, 8/1/23	100,000	107,750
Citigroup, Inc., 5.88%, 2/22/33	135,000	169,594
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23 (5.90% fixed rate until 2/15/23; 4.23% + 3 month USD LIBOR thereafter)(c)(e)	175,000	185,937
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	136,000	144,819
Citigroup, Inc., Senior Note, 3.20%, 10/21/26	1,215,000	1,259,346
Citigroup, Inc., Series U, 5.00%, 9/12/24 (5.00% fixed rate until 9/12/24; 3.81% + SOFR thereafter)(c)(e)	225,000	235,687
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	280,000	335,514
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	94,000	121,073
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,585,000	1,744,250
Citizens Bank NA, 2.73%, 5/26/22 (3 month USD LIBOR + 0.81%)(c)	1,550,000	1,562,951
Citizens Bank NA, Senior Note, 2.25%, 3/2/20	500,000	500,038
Citizens Financial Group, Inc., 2.85%, 7/27/26	2,000,000	2,035,394
Citizens Financial Group, Inc., 4.30%, 12/3/25	100,000	107,364
CNA Financial Corp., 3.95%, 5/15/24	365,000	389,795
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	281,000	295,698
Comerica, Inc., 4.00%, 2/1/29	1,025,000	1,118,384
Credit Acceptance Corp., 5.13%, 12/31/24 (a)	25,000	25,962
Credit Acceptance Corp., 6.63%, 3/15/26 (a)	50,000	54,063
Danske Bank A/S, Senior Note, 3.88%, 9/12/23 (a)	200,000	207,548
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21 (a)	1,200,000	1,218,292
Duke Realty L.P., 2.88%, 11/15/29	50,000	50,064
Equinix, Inc., 5.38%, 1/1/22	75,000	76,008
ESH Hospitality, Inc., 4.63%, 10/1/27 (a)	75,000	75,938
ESH Hospitality, Inc., 5.25%, 5/1/25 (a)	75,000	77,531
Export Leasing 2009 LLC, 1.86%, 8/28/21	188,653	188,817
FelCor Lodging L.P., 6.00%, 6/1/25	100,000	104,500
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	117,000	128,110
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23 (a)	600,000	650,953
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,570,423
Genworth Holdings, Inc., 4.90%, 8/15/23	25,000	24,750
Genworth Holdings, Inc., 7.63%, 9/24/21	25,000	26,335
Genworth Holdings, Inc., 7.70%, 6/15/20	100,000	102,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/1/23	$100,000	$108,808
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	165,810
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	311,000	312,163
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28 (3.69% fixed rate until 6/5/27; 1.51% + 3 month USD LIBOR thereafter)(c)	158,000	167,723
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	515,000	567,113
Goldman Sachs Group, Inc. (The), Series D, 6.00%, 6/15/20	80,000	81,412
Goldman Sachs Group, Inc. (The), Series R, (5 year CMT + 3.224%), 4.95%, 2/10/25 (4.95% fixed rate until 2/10/25; 3.22% + 5 year CMT thereafter)(c)(e)	50,000	51,800
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	363,000	503,162
Goldman Sachs Group, Inc. (The), Subordinated Note, 4.25%, 10/21/25	192,000	208,320
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (a)	25,000	25,938
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 7/15/24 (a)	75,000	78,844
Healthpeak Properties, Inc., 3.50%, 7/15/29	1,150,000	1,197,901
HNA 2015 LLC, 2.37%, 9/18/27	412,553	418,945
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/29	1,000,000	1,008,896
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	223,366
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	511,389
HUB International Ltd., Senior Note, 7.00%, 5/1/26 (a)	100,000	105,750
Hudson Pacific Properties L.P., 3.25%, 1/15/30	325,000	322,869
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26 (a)	100,000	98,750
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24 (a)	125,000	128,437
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27 (a)	75,000	76,697
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	175,000	178,325
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	125,000	133,125
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	100,000	104,875
Iron Mountain, Inc., 4.88%, 9/15/29 (a)	75,000	76,185
JPMorgan Chase & Co., 2.74%, 10/15/30 (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)(c)	242,000	241,653
JPMorgan Chase & Co., 3.21%, 4/1/23 (3.21% fixed rate until 4/1/22; 0.70% + 3 month USD LIBOR thereafter)(c)	495,000	506,621
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(e)	225,000	254,081
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	249,000	272,032
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	91,000	100,486
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	2,045,000	2,243,385
JPMorgan Chase & Co., Senior Bond, 4.45%, 12/5/29 (4.45% fixed rate until 12/5/28; 1.33% + 3 month USD LIBOR thereafter)(c)	750,000	852,433
JPMorgan Chase & Co., Series X, 6.10%, 10/1/24 (6.10% fixed rate until 10/1/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	25,000	27,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Kennedy-Wilson, Inc., 5.88%, 4/1/24	$150,000	$153,750
KeyBank NA, Senior Note, 2.30%, 9/14/22	560,000	565,920
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	520,276
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (a)	75,000	77,906
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (a)	75,000	76,031
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (a)	120,000	124,401
Liberty Mutual Group, Inc., 4.50%, 6/15/49 (a)	85,000	94,623
LPL Holdings, Inc., 4.63%, 11/15/27 (a)	25,000	25,500
M&T Bank Corp., 2.62%, 7/26/23 (3 month USD LIBOR + 0.68%)(c)	1,000,000	1,004,574
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	6,000	6,270
Manufacturers & Traders Trust Co., 2.55%, 12/1/21 (2.55% fixed rate until 1/31/20; 0.64% + 3 month USD LIBOR thereafter)(c)	1,000,000	1,000,579
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	528,599
Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	99,000	100,448
MassMutual Global Funding II, 2.75%, 6/22/24 (a)	200,000	205,033
Mastercard, Inc., 2.00%, 3/3/25	208,000	207,565
MGIC Investment Corp., 5.75%, 8/15/23	50,000	55,250
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27 (a)	75,000	83,813
Morgan Stanley, 3.63%, 1/20/27	520,000	553,089
Morgan Stanley, 3.95%, 4/23/27	950,000	1,018,144
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	497,003
Morgan Stanley, 5.50%, 7/24/20	232,000	236,678
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,241,759
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 8/1/29	100,000	103,000
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	100,000	103,997
Nationstar Mortgage Holdings, Inc., Senior Note, 8.13%, 7/15/23 (a)	50,000	52,926
Nationstar Mortgage Holdings, Inc., Senior Note, 9.13%, 7/15/26 (a)	50,000	55,375
Navient Corp., Senior Note, 5.00%, 10/26/20	150,000	152,205
Navient Corp., Senior Note, 6.50%, 6/15/22	125,000	135,469
Navient Corp., Senior Note, 6.75%, 6/25/25	325,000	358,800
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	54,955
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (a)	500,000	511,920
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	387,000	411,651
Newmark Group, Inc., 6.13%, 11/15/23	50,000	55,101
NFP Corp., 8.00%, 7/15/25 (a)	50,000	51,000
NFP Corp., Senior Note, 6.88%, 7/15/25 (a)	75,000	75,188
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	434,301
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	1,012,595
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (a)	125,000	133,175
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	331,015	327,810
People's United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	521,983
People's United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	519,087
PNC Bank NA, 2.32%, 12/9/22 (3 month USD LIBOR + 0.43%)(c)	1,000,000	1,001,045
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	521,255
PNC Bank NA, Senior Note, 3.50%, 6/8/23	430,000	450,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Private Export Funding Corp., Series MM, 2.30%, 9/15/20	$500,000	$502,351
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	533,634
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25 (a)	25,000	24,500
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	94,000	107,395
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	192,000	206,400
Radian Group, Inc., 4.88%, 3/15/27	50,000	52,625
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	100,000	105,750
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 4/1/27 (a)	25,000	26,087
Regency Centers L.P., 3.75%, 6/15/24	500,000	524,939
Regions Bank, 2.41%, 8/13/21 (3 month USD LIBOR + 0.50%)(c)	600,000	600,539
Regions Bank, Senior Note, 2.29%, 4/1/21 (3 month USD LIBOR + 0.38%)(c)	1,250,000	1,250,237
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	235,000	335,897
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	518,288
Sabra Health Care L.P./Sabra Capital Corp., 3.90%, 10/15/29	156,000	156,889
Sabra Health Care L.P./Sabra Capital Corp., 4.80%, 6/1/24	101,000	107,385
Sandalwood 2013 LLC, 2.82%, 2/12/26	117,765	120,717
Sandalwood 2013 LLC, 2.84%, 7/10/25	405,677	416,249
SBA Communications Corp., Senior Note, 4.88%, 7/15/22	100,000	101,250
Springleaf Finance Corp., 5.38%, 11/15/29	25,000	26,095
Springleaf Finance Corp., 6.63%, 1/15/28	125,000	141,100
Springleaf Finance Corp., 6.88%, 3/15/25	175,000	199,062
Springleaf Finance Corp., 7.13%, 3/15/26	125,000	144,525
State Street Corp., 2.35%, 11/1/25 (2.35% fixed rate until 11/1/24; 0.94% + SOFR thereafter)(c)	1,000,000	1,003,440
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	508,430
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	523,391
Synchrony Financial, 2.85%, 7/25/22	65,000	65,772
Synchrony Financial, 4.25%, 8/15/24	246,000	262,350
Synchrony Financial, 4.50%, 7/23/25	101,000	108,873
Tagua Leasing LLC, 1.58%, 11/16/24	569,126	563,363
Tagua Leasing LLC, 1.90%, 7/12/24	152,359	152,120
Truist Bank, 2.15%, 12/6/24	575,000	573,538
Truist Bank, 3.20%, 4/1/24	444,000	461,608
Truist Bank, 3.50%, 8/2/22 (3.50% fixed rate until 8/2/21; 0.59% + 3 month USD LIBOR thereafter)(c)	150,000	153,427
Truist Financial Corp., 3.88%, 3/19/29	1,000,000	1,083,679
Truist Financial Corp., Senior Note, 3.20%, 9/3/21	290,000	295,498
Truist Financial Corp., Senior Note, 3.70%, 6/5/25	1,000,000	1,072,328
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	309,000	334,721
UBS Group AG, 3.49%, 5/23/23 (a)	340,000	349,746
Unum Group, 4.50%, 12/15/49	161,000	156,758
US Bancorp, Subordinated Note, 2.95%, 7/15/22	1,000,000	1,022,849
USAA Capital Corp., 2.63%, 6/1/21 (a)	205,000	207,232
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/1/26 (a)	25,000	25,750
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)	119,000	119,297
WEA Finance LLC, 2.88%, 1/15/27 (a)	112,000	111,534
Wells Fargo & Co., 3.00%, 4/22/26	283,000	290,706
Wells Fargo & Co., 4.30%, 7/22/27	655,000	717,057
Wells Fargo Bank NA, 2.08%, 9/9/22 (2.08% fixed rate until 9/9/21; 0.65% + 3 month USD LIBOR thereafter)(c)	387,000	387,576
Wells Fargo Capital X, 5.95%, 12/15/36	78,000	94,996
Welltower, Inc., 3.95%, 9/1/23	275,000	290,061
Willis North America, Inc., 3.88%, 9/15/49	112,000	111,373
Willis North America, Inc., 5.05%, 9/15/48	106,000	124,680
Zions Bancorp NA, 3.25%, 10/29/29	271,000	265,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Zions Bancorp NA, 3.35%, 3/4/22	$600,000	$615,412
Zions Bancorp NA, 3.50%, 8/27/21	500,000	511,578
Total Financial		74,584,633
INDUSTRIAL - 3.9%
3M Co., 2.21%, 2/14/24 (3 month USD LIBOR + 0.30%)(c)	1,000,000	999,401
3M Co., 3.25%, 8/26/49	975,000	945,695
3M Co., Senior Bond, 3.63%, 10/15/47	500,000	517,883
ABB Finance USA, Inc., 3.38%, 4/3/23	260,000	270,126
Advanced Drainage Systems, Inc., 5.00%, 9/30/27 (a)	25,000	25,781
AECOM, 5.13%, 3/15/27	200,000	215,000
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	225,000	238,500
Arconic, Inc., Senior Bond, 5.95%, 2/1/37	50,000	55,557
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	109,000
Arconic, Inc., Senior Note, 5.90%, 2/1/27	125,000	143,160
Arrow Electronics, Inc., 4.00%, 4/1/25	101,000	106,383
BAE Systems Holdings, Inc., 3.85%, 12/15/25 (a)	278,000	294,790
Berry Global, Inc., 4.88%, 7/15/26 (a)	25,000	26,368
Berry Global, Inc., Secured Note, 6.00%, 10/15/22	75,000	76,406
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24 (a)	100,000	104,000
Boeing Co. (The), 3.75%, 2/1/50	300,000	317,967
Bombardier, Inc., Senior Note, 6.00%, 10/15/22 (a)	150,000	149,955
Bombardier, Inc., Senior Note, 7.50%, 3/15/25 (a)	75,000	77,343
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25 (a)	75,000	76,875
Builders FirstSource, Inc., 6.75%, 6/1/27 (a)	75,000	82,219
Builders FirstSource, Inc., Senior Secured Note, 5.63%, 9/1/24 (a)	77,000	80,080
Caterpillar Financial Services Corp., 3.15%, 9/7/21	87,000	88,907
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	155,000	157,845
Caterpillar Financial Services Corp., Senior Note, 3.45%, 5/15/23	209,000	218,804
Clean Harbors, Inc., 4.88%, 7/15/27 (a)	25,000	26,313
Cloud Crane LLC, Secured Note, 10.13%, 8/1/24 (a)	50,000	52,500
CNH Industrial Capital LLC, 4.20%, 1/15/24	499,000	528,231
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	197,000	205,444
Colfax Corp., 6.00%, 2/15/24 (a)	25,000	26,563
Colfax Corp., 6.38%, 2/15/26 (a)	25,000	27,250
Crowley Conro LLC, 4.18%, 8/15/43	480,000	535,917
CSX Corp., 2.40%, 2/15/30	200,000	195,427
CSX Corp., Senior Bond, 4.75%, 11/15/48	500,000	604,856
DAE Funding LLC, 4.50%, 8/1/22 (a)	225,000	228,375
DAE Funding LLC, Senior Note, 5.25%, 11/15/21 (a)	100,000	103,750
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)	50,000	51,875
Energizer Holdings, Inc., 7.75%, 1/15/27 (a)	75,000	83,816
EnerSys, 4.38%, 12/15/27 (a)	25,000	24,690
EnPro Industries, Inc., 5.75%, 10/15/26	50,000	53,250
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26 (a)	50,000	50,375
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25 (a)	50,000	52,775
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (a)	25,000	26,063
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (a)	125,000	130,156
GATX Corp., Senior Note, 2.61%, 11/5/21 (1 month USD LIBOR + 0.72%)(c)	1,500,000	1,506,420
General Dynamics Corp., 2.88%, 5/11/20	196,000	196,679
Granite Holdings US Acquisition Co., 11.00%, 10/1/27 (a)	25,000	25,313
Graphic Packaging International LLC, 4.75%, 7/15/27 (a)	25,000	26,750
Greif, Inc., 6.50%, 3/1/27 (a)	50,000	54,000
Griffon Corp., 5.25%, 3/1/22	100,000	100,375
Illinois Tool Works, Inc., 3.50%, 3/1/24	134,000	142,017
JB Hunt Transport Services, Inc., 3.88%, 3/1/26	102,000	109,503
JELD-WEN, Inc., 4.63%, 12/15/25 (a)	100,000	102,950
John Deere Capital Corp., 2.95%, 4/1/22	286,000	292,719
John Deere Capital Corp., 3.45%, 1/10/24	198,000	208,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
John Deere Capital Corp., Senior Note, 2.05%, 3/10/20	$54,000	$54,009
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	70,000	70,366
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	91,000	96,386
Kansas City Southern, 2.88%, 11/15/29	119,000	118,541
Kansas City Southern, 4.30%, 5/15/43	663,000	721,397
Kansas City Southern, 4.70%, 5/1/48	80,000	93,558
Kirby Corp., Senior Note, 4.20%, 3/1/28	166,000	175,358
L3Harris Technologies, Inc., 2.90%, 12/15/29	102,000	103,464
Manitowoc Co., Inc. (The), Secured Note, 9.00%, 4/1/26 (a)	25,000	26,188
Martin Marietta Materials, Inc., 3.50%, 12/15/27	154,000	159,719
Matthews International Corp., 5.25%, 12/1/25 (a)	85,000	85,000
Mauser Packaging Solutions Holding Co., Senior Note, 7.25%, 4/15/25 (a)	175,000	172,812
Moog, Inc., 4.25%, 12/15/27 (a)	25,000	25,440
Nature Conservancy (The), 2.99%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	519,996
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22 (a)	75,000	79,406
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26 (a)	75,000	78,562
Norfolk Southern Corp., 4.10%, 5/15/49	185,000	203,796
Owens Corning, 4.30%, 7/15/47	326,000	308,516
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 (a)	100,000	103,799
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25 (a)	25,000	27,313
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	91,625
Parker-Hannifin Corp., 3.25%, 6/14/29	125,000	130,410
Patrick Industries, Inc., 7.50%, 10/15/27 (a)	75,000	79,875
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.35%, 11/1/29 (a)	32,000	31,930
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/1/27 (a)	107,000	114,626
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 3.95%, 3/10/25 (a)	240,000	254,762
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23 (a)	330,000	348,123
PGT Escrow Issuer, Inc., 6.75%, 8/1/26 (a)	50,000	53,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24 (a)	75,000	77,531
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23 (a)	175,000	179,156
Rimon LLC, 2.62%, 6/25/26	398,462	406,653
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	616,469
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	555,000	651,597
Sealed Air Corp., 4.00%, 12/1/27 (a)	50,000	50,625
Sealed Air Corp., 5.13%, 12/1/24 (a)	100,000	107,750
SPX FLOW, Inc., 5.63%, 8/15/24 (a)	68,000	70,805
Standard Industries, Inc., 5.00%, 2/15/27 (a)	75,000	78,187
Standard Industries, Inc., 5.50%, 2/15/23 (a)	25,000	25,406
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	175,000	179,375
Standard Industries, Inc., Senior Note, 5.38%, 11/15/24 (a)	65,000	66,787
Stanley Black & Decker, Inc., 3.40%, 3/1/26	128,000	135,221
Stevens Holding Co., Inc., 6.13%, 10/1/26 (a)	25,000	27,313
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 6/1/25 (a)	30,000	30,825
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	100,000	101,625
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27 (a)	25,000	26,875
Tennant Co., 5.63%, 5/1/25	125,000	130,625
TopBuild Corp., 5.63%, 5/1/26 (a)	75,000	78,375
TransDigm, Inc., 5.50%, 11/15/27 (a)	325,000	328,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
TransDigm, Inc., 6.25%, 3/15/26 (a)	$175,000	$189,457
TransDigm, Inc., 6.50%, 7/15/24	50,000	51,568
TransDigm, Inc., 6.50%, 5/15/25	225,000	234,000
TransDigm, Inc., 7.50%, 3/15/27	75,000	82,035
Trident TPI Holdings, Inc., 9.25%, 8/1/24 (a)	50,000	50,500
Trimble, Inc., 4.75%, 12/1/24	20,000	21,588
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	263,328
Trimble, Inc., Senior Note, 4.90%, 6/15/28	277,000	302,243
Triumph Group, Inc., 5.25%, 6/1/22	100,000	99,500
Triumph Group, Inc., 6.25%, 9/15/24 (a)	25,000	26,281
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	225,000	257,365
Union Pacific Railroad Co. 2015-1 Pass Through Trust, 2.70%, 5/12/27	537,437	542,142
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	1,129,109
United Parcel Service, Inc., Senior Note, 2.36%, 4/1/23 (3 month USD LIBOR + 0.45%)(c)	1,030,000	1,034,244
United Technologies Corp., 4.13%, 11/16/28	145,000	163,206
US Concrete, Inc., 6.38%, 6/1/24	100,000	104,375
Vertiv Group Corp., Senior Note, 9.25%, 10/15/24 (a)	75,000	80,625
Vertiv Intermediate Holding Corp., Senior Note, PIK (12.000% Cash or 13.000% PIK), 12.00%, 2/15/22 (a)(d)	125,000	129,687
Waste Management, Inc., 3.90%, 3/1/35	250,000	275,019
Waste Management, Inc., 4.00%, 7/15/39	400,000	447,070
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	100,000	100,125
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25 (a)	100,000	93,250
XPO Logistics, Inc., 6.13%, 9/1/23 (a)	125,000	129,037
XPO Logistics, Inc., 6.50%, 6/15/22 (a)	119,000	121,261
Total Industrial		24,776,305
TECHNOLOGY - 1.6%
ACI Worldwide, Inc., 5.75%, 8/15/26 (a)	25,000	26,938
Amkor Technology, Inc., 6.63%, 9/15/27 (a)	25,000	27,531
Apple, Inc., 2.05%, 9/11/26	136,000	134,881
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	366,774
Apple, Inc., Senior Note, 2.85%, 5/6/21	197,000	199,993
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	513,995
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	523,555
Ascend Learning LLC, 6.88%, 8/1/25 (a)	50,000	52,500
Banff Merger Sub, Inc., 9.75%, 9/1/26 (a)	50,000	50,625
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	275,000	284,804
Broadcom, Inc., 3.13%, 4/15/21 (a)	70,000	70,835
Broadcom, Inc., 3.13%, 10/15/22 (a)	50,000	50,913
CDK Global, Inc., 5.25%, 5/15/29 (a)	25,000	26,813
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	75,000	80,121
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	150,000	156,750
Dell International LLC/EMC Corp., 5.88%, 6/15/21 (a)	116,000	117,813
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36 (a)	138,000	181,124
Diebold Nixdorf, Inc., 8.50%, 4/15/24	25,000	24,125
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	75,000	76,687
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26 (a)	50,000	55,187
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27 (a)	75,000	86,250
EMC Corp., Senior Note, 2.65%, 6/1/20	339,000	339,061
Everi Payments, Inc., 7.50%, 12/15/25 (a)	100,000	107,250
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23 (a)	100,000	40,000
Fiserv, Inc., 4.40%, 7/1/49	169,000	191,246
Harland Clarke Holdings Corp., Senior Secured Note, 8.38%, 8/15/22 (a)	75,000	61,125
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	125,000	149,666
IBM Credit LLC, 2.23%, 1/20/21 (3 month USD LIBOR + 0.26%)(c)	1,690,000	1,693,369
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	737,000	757,945
Infor US, Inc., 6.50%, 5/15/22	225,000	228,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
TECHNOLOGY (continued)
Intel Corp., Senior Note, 2.45%, 7/29/20	$333,000	$334,266
International Business Machines Corp., 2.50%, 1/27/22	139,000	140,573
International Business Machines Corp., 4.15%, 5/15/39	750,000	843,849
IQVIA, Inc., 5.00%, 5/15/27 (a)	50,000	52,893
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25 (a)	100,000	106,000
Micron Technology, Inc., 4.64%, 2/6/24	25,000	27,112
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	383,690
MSCI, Inc., 4.00%, 11/15/29 (a)	25,000	25,344
MSCI, Inc., 5.25%, 11/15/24 (a)	47,000	48,287
MTS Systems Corp., 5.75%, 8/15/27 (a)	25,000	26,125
NCR Corp., 5.75%, 9/1/27 (a)	100,000	106,500
NCR Corp., 6.13%, 9/1/29 (a)	100,000	108,512
Oracle Corp., Senior Note, 2.95%, 11/15/24	239,000	248,216
Qorvo, Inc., 4.38%, 10/15/29 (a)	50,000	52,375
Qorvo, Inc., 5.50%, 7/15/26	75,000	79,875
QUALCOMM, Inc., 4.30%, 5/20/47	70,000	80,058
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24 (a)	100,000	106,106
SS&C Technologies, Inc., 5.50%, 9/30/27 (a)	150,000	160,125
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25 (a)	75,000	77,437
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	592,015
Western Digital Corp., 4.75%, 2/15/26	75,000	78,187
Total Technology		10,353,796
UTILITIES - 5.7%
AEP Texas, Inc., Series G, 4.15%, 5/1/49	68,000	75,226
AEP Transmission Co. LLC, 3.15%, 9/15/49	80,000	77,131
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	486,679
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	280,000	323,480
Alliant Energy Finance LLC, 3.75%, 6/15/23 (a)	300,000	312,938
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	149,000	153,576
AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	100,000	108,000
Atmos Energy Corp., 3.38%, 9/15/49	320,000	323,837
Avangrid, Inc., Senior Note, 3.15%, 12/1/24	500,000	515,749
Black Hills Corp., 3.88%, 10/15/49	90,000	89,645
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (a)	1,000,000	1,146,581
Calpine Corp., 4.50%, 2/15/28 (a)	100,000	100,887
Calpine Corp., 5.13%, 3/15/28 (a)	150,000	153,105
Calpine Corp., 5.25%, 6/1/26 (a)	125,000	130,156
Calpine Corp., Senior Note, 5.50%, 2/1/24	100,000	101,500
Clearway Energy Operating LLC, 4.75%, 3/15/28 (a)	75,000	76,031
Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	103,250
Clearway Energy Operating LLC, 5.75%, 10/15/25	525,000	552,563
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	895,989
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	1,014,056
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	692,541
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	181,000	183,075
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	173,000	224,212
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	874,864
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	85,000	91,613
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	298,377
DTE Electric Co., 3.95%, 3/1/49	1,351,000	1,541,153
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	601,738
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	57,787
Duke Energy Progress LLC, 2.80%, 5/15/22	138,000	140,867
Electricite de France S.A., Senior Note, 2.35%, 10/13/20 (a)	16,000	16,031
Electricite de France S.A., Senior Note, 3.63%, 10/13/25 (a)	500,000	530,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Emera US Finance L.P., 3.55%, 6/15/26	$400,000	$415,137
Emera US Finance L.P., 4.75%, 6/15/46	151,000	174,319
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	357,669
Entergy Texas, Inc., 4.50%, 3/30/39	349,000	400,058
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	100,000	118,605
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	508,000	716,247
FirstEnergy Transmission LLC, 4.55%, 4/1/49 (a)	90,000	102,852
Florida Power & Light Co., 3.99%, 3/1/49	535,000	611,939
Fortis, Inc., Senior Note, 3.06%, 10/4/26	205,000	209,173
Georgia Power Co., Senior Note, Series C, 2.00%, 9/8/20	112,000	111,954
Interstate Power & Light Co., 3.50%, 9/30/49	613,000	599,397
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	1,000,000	1,012,602
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	1,040,459
Interstate Power & Light Co., Senior Note, 4.10%, 9/26/28	500,000	547,838
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (a)	400,000	453,460
KeySpan Gas East Corp., 2.74%, 8/15/26 (a)	500,000	500,717
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	650,005
MidAmerican Energy Co., 3.95%, 8/1/47	500,000	565,072
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42	218,000	233,765
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	584,000	600,702
New England Power Co., Senior Bond, 3.80%, 12/5/47 (a)	500,000	523,560
NextEra Energy Operating Partners L.P., 3.88%, 10/15/26 (a)	75,000	75,281
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24 (a)	625,000	650,781
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24 (a)	325,000	338,000
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27 (a)	250,000	260,625
NiSource, Inc., 2.95%, 9/1/29	176,000	175,153
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	135,000	172,025
NorthWestern Corp., 4.18%, 11/15/44	500,000	556,654
NRG Energy, Inc., 6.63%, 1/15/27	100,000	108,500
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	787,125
ONE Gas, Inc., Senior Bond, 4.50%, 11/1/48	550,000	651,695
Pacific Gas & Electric Co., 5.40%, 1/15/40 (f)	75,000	78,000
Pacific Gas & Electric Co., 6.05%, 3/1/34 (f)	75,000	78,563
PacifiCorp, 4.13%, 1/15/49	135,000	153,882
PECO Energy Co., 3.00%, 9/15/49	123,000	117,843
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	97,113
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,164,269
Public Service Co. of Colorado, 3.70%, 6/15/28	152,000	165,470
Public Service Co. of Colorado, 4.10%, 6/15/48	616,000	708,658
Public Service Co. of Colorado, Series 34, 3.20%, 3/1/50	650,000	651,030
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	252,736
Sempra Energy, 3.40%, 2/1/28	192,000	198,800
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	521,067
Sempra Energy, Senior Note, 2.50%, 1/15/21 (3 month USD LIBOR + 0.50%)(c)	358,000	358,060
Southern California Edison Co., Series C, 4.13%, 3/1/48	1,110,000	1,182,298
Southern California Edison Co., Series D, 3.40%, 6/1/23	1,000,000	1,036,814
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	85,352
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	541,835
Southwestern Public Service Co., 3.75%, 6/15/49	860,000	924,213
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	460,000	486,503
Talen Energy Supply LLC, 6.50%, 6/1/25	25,000	21,336
Talen Energy Supply LLC, 6.63%, 1/15/28 (a)	50,000	51,000
Talen Energy Supply LLC, 7.25%, 5/15/27 (a)	25,000	26,305
Talen Energy Supply LLC, 10.50%, 1/15/26 (a)	75,000	71,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Vistra Operations Co. LLC, 3.55%, 7/15/24 (a)	$380,000	$384,619
Vistra Operations Co. LLC, 4.30%, 7/15/29 (a)	25,000	25,470
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	150,000	156,747
Vistra Operations Co. LLC, 5.50%, 9/1/26 (a)	150,000	159,000
Vistra Operations Co. LLC, 5.63%, 2/15/27 (a)	125,000	131,719
Washington Gas Light Co., 3.65%, 9/15/49	161,000	161,454
Total Utilities		35,705,720
TOTAL CORPORATE BONDS (Cost: $244,184,006)		256,565,866
ASSET-BACKED SECURITIES - 14.2%
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	1,445,891	1,499,690
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	514,501
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	518,994
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	101,772
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	102,540
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	302,505
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	498,011
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 3.53%, 7/22/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	499,988
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 2.69%, 8/25/34 (1 month USD LIBOR + 0.90%)(c)	7,001	6,946
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.04%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	991,846
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (a)	200,000	211,114
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (a)	300,000	306,839
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	400,000	412,315
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (a)	500,000	495,164
Bain Capital Credit CLO Ltd., Series 2016-2A, Class CR, 4.55%, 1/15/29 (3 month USD LIBOR + 2.55%)(a)(c)	660,000	646,545
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 3.35%, 10/15/28 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	500,227
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 3.04%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	1,250,000	1,247,507
Battalion CLO XI Ltd., Series 2017-11A, Class A, 3.19%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(c)	500,000	500,030
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33 (a)	964,396	977,435
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	957,364	955,451
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R, 3.29%, 1/20/32 (3 month USD LIBOR + 1.32%)(a)(c)	750,000	749,613
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 3.21%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	1,000,000	994,682
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30 (a)	586,724	590,010
CFG Investments Ltd., Series 2019-1, Class A, 5.56%, 8/15/29 (a)	450,000	449,646
CFMT 2019-HB1 LLC, Series 2019-HB1, Class A, 2.39%, 12/25/29 (a)(c)	1,500,000	1,499,820
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 3.20%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	998,527
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	665,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	$146,511	$149,941
Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 2.59%, 2/25/46 (1 month USD LIBOR + 0.80%)(a)(c)	189,415	186,600
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28 (a)	250,000	249,557
CSMC Trust, Series 2006-CF2, Class M3, 2.44%, 5/25/36 (1 month USD LIBOR + 0.65%)(a)(c)	25,000	24,941
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58 (a)(c)	166,709	167,763
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 2.87%, 4/20/28 (3 month USD LIBOR + 0.90%)(a)(c)	1,000,000	999,990
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	200,000	201,363
Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.23%, 10/15/29 (3 month USD LIBOR + 1.23%)(a)(c)	500,000	499,667
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 2.89%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(c)	22,720	22,743
Elm Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27 (a)	1,200,000	1,205,321
Elm Trust, Series 2018-2A, Class B, 5.58%, 10/20/27 (a)	200,000	202,906
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (a)	392,616	394,273
Finance of America Structured Securities Trust, Series 2018-HB1, Class M1, 3.77%, 9/25/28 (a)(c)	1,350,000	1,354,157
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, 3/15/29 (a)	400,000	402,374
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (a)	500,000	519,415
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30 (a)	400,000	417,426
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (a)	700,000	734,372
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	200,000	206,424
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24 (a)	206,395	207,293
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24 (a)	190,000	193,148
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	102,632
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26 (a)	800,000	817,198
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27 (a)	1,470,000	1,474,356
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	390,181	402,505
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	357,287	358,621
Home Equity Asset Trust, Series 2003-1, Class M1, 3.29%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	6,269	6,292
HPS Loan Management Ltd., Series 15A-19, Class A1, 3.49%, 7/22/32 (3 month USD LIBOR + 1.32%)(a)(c)	500,000	500,496
Jackson Mill CLO Ltd., Series 2015-1A, Class AR, 2.83%, 4/15/27 (3 month USD LIBOR + 0.83%)(a)(c)	1,239,848	1,237,653
KREF Ltd., Series 2018-FL1, Class A, 2.84%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	1,450,000	1,452,265
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (a)	200,000	198,675
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59 (a)	85,612	86,416
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59 (a)	88,483	91,239
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59 (a)	188,415	189,215
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54 (a)(c)	75,304	75,872
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,247,024	1,305,220
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48 (a)	955,978	963,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.20%, 11/20/30 (a)	$1,000,000	$1,019,862
MCA Fund II Holding LLC, Series 2017-1, Class A, 3.56%, 8/15/28 (3 month USD LIBOR + 1.65%)(a)(c)	371,917	372,144
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49 (a)	540,000	549,018
Midocean Credit CLO IX, Series 2018-9A, Class A1, 3.12%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	497,670
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25 (a)	100,000	102,507
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	100,000	104,305
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	300,000	306,661
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (a)	300,000	295,964
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 2.62%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	7,818	7,797
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 3.12%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	1,000,000	986,093
Mountain View CLO LLC, Series 2017-2A, Class A, 3.21%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	257,233
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (a)	390,000	387,519
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (a)	1,355,048	1,345,106
Nationstar HECM Loan Trust, Series 2018-2A, Class M1, 3.55%, 7/25/28 (a)(c)	1,300,000	1,304,027
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	200,000	203,092
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	300,000	301,370
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/68 (a)	300,000	297,412
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, 8/15/68 (a)	400,000	399,082
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59 (a)	200,000	206,996
Newtek Small Business Loan Trust, Series 2018-1, Class A, 3.41%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	656,900	657,719
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.71%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	316,133	318,666
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/52 (a)	870,000	871,057
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 2.84%, 10/20/27 (3 month USD LIBOR + 0.87%)(a)(c)	2,000,000	1,999,332
OCP CLO Ltd., Series 2019-17A, Class A1, 3.63%, 7/20/32 (3 month USD LIBOR + 1.33%)(a)(c)	1,500,000	1,499,947
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22 (a)	1,100,000	1,100,951
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24 (a)	500,000	506,573
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	600,000	617,493
OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31 (a)	630,000	636,539
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24 (a)	750,000	759,247
Oportun Funding IX LLC, Series 2018-B, Class B, 4.50%, 7/8/24 (a)	490,000	497,086
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24 (a)	200,000	205,284
Oportun Funding XII LLC, Series 2018-D, Class A, 4.15%, 12/9/24 (a)	100,000	102,212
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (a)	750,000	760,819
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 3.55%, 7/20/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	499,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd., Series 2019-2A, Class B, 4.22%, 4/20/27 (3 month USD LIBOR + 2.25%)(a)(c)	$835,000	$834,982
Palmer Square Loan Funding Ltd., Series 2019-3A, Class B, 4.00%, 8/20/27 (3 month USD LIBOR + 2.10%)(a)(c)	950,000	935,577
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 4.25%, 12/27/44 (a)(c)	550,000	551,021
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27 (a)	750,000	753,277
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27 (a)	510,000	513,882
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	360,436	367,845
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (a)	570,000	568,810
RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.91%, 11/25/28 (a)(c)	1,470,000	1,475,048
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24	300,000	304,463
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	300,000	304,816
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	504,819
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	700,000	700,368
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	300,000	301,109
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 1/26/32 (a)	1,060,000	1,054,862
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	266,832	267,045
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35 (a)	143,858	146,085
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36 (a)	130,813	131,953
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.59%, 5/20/36 (a)	319,457	319,597
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28 (a)	392,040	394,759
SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28 (a)	605,012	608,876
SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.90%, 5/25/28 (a)	290,380	292,173
SoFi Consumer Loan Program Trust, Series 2019-4, Class A, 2.45%, 8/25/28 (a)	517,653	518,366
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	400,000	413,087
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (a)	300,000	294,207
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.59%, 1/25/48 (a)	700,000	716,022
Sofi Professional Loan Program Trust, Series 2018-D, Class A2FX, 3.60%, 2/25/48 (a)	900,000	924,402
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.01%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	246,305
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30 (a)	600,000	600,299
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (a)	1,259,417	1,317,852
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (a)	1,048,199	1,039,237
STWD Ltd., Series 2019-FL1, Class B, 3.34%, 7/15/38 (1 month USD LIBOR + 1.60%)(a)(c)	470,000	470,293
STWD Ltd., Series 2019-FL1, Class C, 3.69%, 7/15/38 (1 month USD LIBOR + 1.95%)(a)(c)	280,000	280,350
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	242,069	259,937
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	470,973	476,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	$1,300,000	$1,319,218
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46 (a)	487,500	490,718
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48 (a)	495,000	506,474
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22 (a)	500,000	499,202
TH Msrissuer Trust, Series 2019-FT1, Class A, 4.59%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(c)	450,000	452,282
THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.88%, 1/15/26 (3 month USD LIBOR + 0.88%)(a)(c)	366,066	366,108
TICP CLO IX Ltd., Series 2017-9A, Class A, 3.11%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	997,428
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58 (a)(c)	227,415	231,240
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58 (a)(c)	313,786	324,486
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, 7/25/58 (a)(c)	84,121	85,836
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, 3/25/58 (a)(c)	204,883	210,748
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (a)	800,000	811,844
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	185,354	185,241
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20 (a)	1,250,000	1,248,325
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22 (a)	200,000	204,194
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 3.43%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(c)	500,000	499,510
Trinitas CLO VI Ltd., Series 2017-6A, Class AR, 3.11%, 7/25/29 (3 month USD LIBOR + 1.17%)(a)(c)	1,250,000	1,249,992
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (a)	842,183	847,034
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	245,211	255,538
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	847,567	888,041
Wellfleet CLO Ltd., Series 2018-1A, Class A, 3.10%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	992,019
Wendy's Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45 (a)	478,750	488,210
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	497,500	507,415
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23 (a)	210,000	212,864
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25 (a)	300,000	305,938
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	397,241
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	99,134
York CLO-6 Ltd., Series 2019-1A, Class A1, 3.52%, 7/22/32 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	499,444
Zais CLO 9 Ltd., Series 2018-2A, Class A, 3.17%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	984,089
TOTAL ASSET-BACKED SECURITIES (Cost: $89,072,513)		89,862,933
U.S. GOVERNMENT AGENCIES - 12.6%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	238,424	236,997
Federal Home Loan Mortgage Corp., 2.50%, 12/1/49	499,951	494,148
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	322,095	333,418
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	804,754	824,070
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	945,177	973,766
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	598,835	613,279
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	457,063	468,108
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	204,937	216,013
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	745,166	785,467
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	341,406	359,731
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	470,682	495,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	$432,171	$451,257
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	996,080	1,053,933
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	388,596	406,920
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	432,828	449,547
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	3,960,184	4,180,100
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	218,773	234,729
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	420,734	451,146
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	173,691	186,607
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	616,218	659,446
Federal Home Loan Mortgage Corp., 4.00%, 5/1/48	201,422	210,646
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	106,738	114,194
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	1,441,458	1,503,759
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	46,485	50,180
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	187,782	198,781
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	184,257	194,931
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	414,146	437,705
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	348,577	378,973
Federal Home Loan Mortgage Corp., 4.50%, 10/1/48	367,105	387,074
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	230,424	253,920
Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,486,142
Federal National Mortgage Association, 2.50%, 4/1/31	790,788	803,490
Federal National Mortgage Association, 2.50%, 11/1/31	357,626	362,628
Federal National Mortgage Association, 2.50%, 9/1/46	96,246	95,725
Federal National Mortgage Association, 2.50%, 10/1/46	259,507	258,102
Federal National Mortgage Association, 2.50%, 9/1/49	362,841	358,630
Federal National Mortgage Association, 2.50%, 12/1/49	498,696	492,907
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,600,288
Federal National Mortgage Association, 3.00%, 5/1/30	277,390	286,622
Federal National Mortgage Association, 3.00%, 5/1/32	856,571	882,763
Federal National Mortgage Association, 3.00%, 5/1/43	873,636	899,189
Federal National Mortgage Association, 3.00%, 9/1/46	260,855	267,562
Federal National Mortgage Association, 3.00%, 11/1/46	1,907,922	1,952,795
Federal National Mortgage Association, 3.00%, 11/1/46	369,774	379,281
Federal National Mortgage Association, 3.00%, 1/1/47	596,061	609,549
Federal National Mortgage Association, 3.00%, 2/25/47	563,193	575,526
Federal National Mortgage Association, 3.00%, 11/1/47	83,875	84,340
Federal National Mortgage Association, 3.00%, 11/1/48	1,238,153	1,261,286
Federal National Mortgage Association, 3.50%, 12/1/30	78,382	81,471
Federal National Mortgage Association, 3.50%, 5/1/33	335,716	349,115
Federal National Mortgage Association, 3.50%, 8/1/33	85,472	88,624
Federal National Mortgage Association, 3.50%, 1/1/41	527,891	556,110
Federal National Mortgage Association, 3.50%, 8/1/42	438,463	461,947
Federal National Mortgage Association, 3.50%, 11/1/42	538,062	566,882
Federal National Mortgage Association, 3.50%, 8/1/43	209,343	220,450
Federal National Mortgage Association, 3.50%, 12/1/45	856,914	894,227
Federal National Mortgage Association, 3.50%, 12/1/45	593,821	619,643
Federal National Mortgage Association, 3.50%, 12/1/46	237,210	249,813
Federal National Mortgage Association, 3.50%, 12/1/46	253,801	263,461
Federal National Mortgage Association, 3.50%, 1/1/47	354,166	367,165
Federal National Mortgage Association, 3.50%, 4/1/47	1,085,316	1,127,523
Federal National Mortgage Association, 3.50%, 8/1/47	22,293	23,248
Federal National Mortgage Association, 3.50%, 9/1/47	602,875	626,050
Federal National Mortgage Association, 3.50%, 11/1/47	10,004	10,605
Federal National Mortgage Association, 3.50%, 11/1/47	179,802	186,910
Federal National Mortgage Association, 3.50%, 4/1/48	97,517	101,146
Federal National Mortgage Association, 3.50%, 6/1/48	371,328	389,110
Federal National Mortgage Association, 3.50%, 11/1/48	890,766	923,885
Federal National Mortgage Association, 3.50%, 6/1/49	804,152	825,971
Federal National Mortgage Association, 3.50%, 1/14/50 (g)	2,500,000	2,570,376
Federal National Mortgage Association, 4.00%, 9/1/40	358,274	384,207
Federal National Mortgage Association, 4.00%, 3/1/41	620,856	665,838
Federal National Mortgage Association, 4.00%, 1/1/44	16,617	17,780
Federal National Mortgage Association, 4.00%, 1/1/45	11,717	12,471
Federal National Mortgage Association, 4.00%, 6/1/45	8,721	9,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 4.00%, 12/1/45	$20,715	$22,247
Federal National Mortgage Association, 4.00%, 12/1/45	721,120	763,977
Federal National Mortgage Association, 4.00%, 7/1/46	1,089,897	1,151,957
Federal National Mortgage Association, 4.00%, 3/1/47	366,914	392,738
Federal National Mortgage Association, 4.00%, 12/1/47	111,245	119,015
Federal National Mortgage Association, 4.00%, 12/1/47	416,984	437,484
Federal National Mortgage Association, 4.00%, 1/1/48	838,881	881,060
Federal National Mortgage Association, 4.00%, 2/1/48	392,231	411,655
Federal National Mortgage Association, 4.00%, 4/1/48	1,858,648	1,948,063
Federal National Mortgage Association, 4.00%, 6/1/48	369,636	385,723
Federal National Mortgage Association, 4.00%, 8/1/48	193,930	201,478
Federal National Mortgage Association, 4.00%, 9/1/48	68,990	71,846
Federal National Mortgage Association, 4.00%, 10/1/49	110,965	115,833
Federal National Mortgage Association, 4.00%, 12/1/49	75,791	78,978
Federal National Mortgage Association, 4.00%, 1/14/50 (g)	2,000,000	2,079,702
Federal National Mortgage Association, 4.50%, 9/1/40	367,097	398,564
Federal National Mortgage Association, 4.50%, 2/1/41	619,273	672,275
Federal National Mortgage Association, 4.50%, 1/1/48	294,923	320,712
Federal National Mortgage Association, 4.50%, 2/1/48	49,581	53,873
Federal National Mortgage Association, 4.50%, 3/1/48	290,185	308,131
Federal National Mortgage Association, 4.50%, 3/1/48	222,760	242,047
Federal National Mortgage Association, 4.50%, 5/1/48	229,665	249,550
Federal National Mortgage Association, 4.50%, 5/1/48	165,048	179,339
Federal National Mortgage Association, 4.50%, 7/1/48	43,149	45,433
Federal National Mortgage Association, 4.50%, 11/1/48	526,301	555,166
Federal National Mortgage Association, 4.50%, 12/1/48	205,877	216,595
Federal National Mortgage Association, 5.00%, 9/1/40	296,590	327,160
Federal National Mortgage Association, 5.00%, 2/1/41	155,093	171,186
Federal National Mortgage Association, 5.00%, 7/1/44	420,273	462,652
Federal National Mortgage Association, 5.00%, 5/1/48	180,350	192,892
Federal National Mortgage Association, 5.00%, 6/1/48	72,290	77,323
Federal National Mortgage Association, 5.00%, 8/1/48	47,622	52,509
Federal National Mortgage Association, 5.50%, 2/1/42	102,509	113,971
Government National Mortgage Association, 2.50%, 12/20/46	235,047	236,870
Government National Mortgage Association, 3.00%, 12/20/42	434,082	449,418
Government National Mortgage Association, 3.00%, 12/20/45	184,150	190,077
Government National Mortgage Association, 3.00%, 9/20/46	297,911	307,489
Government National Mortgage Association, 3.00%, 10/20/46	614,090	633,413
Government National Mortgage Association, 3.00%, 2/20/47	643,346	662,557
Government National Mortgage Association, 3.00%, 12/20/47	506,255	520,440
Government National Mortgage Association, 3.50%, 2/20/42	375,264	396,502
Government National Mortgage Association, 3.50%, 7/20/42	558,041	589,511
Government National Mortgage Association, 3.50%, 11/20/42	244,286	257,963
Government National Mortgage Association, 3.50%, 8/20/45	125,767	131,106
Government National Mortgage Association, 3.50%, 9/20/45	128,469	133,923
Government National Mortgage Association, 3.50%, 4/20/46	190,487	198,339
Government National Mortgage Association, 3.50%, 12/20/46	1,006,667	1,044,671
Government National Mortgage Association, 3.50%, 1/20/47	704,542	730,129
Government National Mortgage Association, 3.50%, 11/20/47	448,442	465,358
Government National Mortgage Association, 3.50%, 1/20/48	907,675	941,259
Government National Mortgage Association, 3.50%, 11/20/48	1,942,725	2,002,825
Government National Mortgage Association, 3.50%, 1/21/50 (g)	1,000,000	1,030,436
Government National Mortgage Association, 4.00%, 11/20/40	196,053	207,916
Government National Mortgage Association, 4.00%, 2/20/46	479,899	504,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 4.00%, 3/20/46	$185,508	$196,238
Government National Mortgage Association, 4.00%, 5/20/47	371,072	387,606
Government National Mortgage Association, 4.00%, 8/20/47	184,697	192,907
Government National Mortgage Association, 4.00%, 9/20/47	2,887,631	3,027,883
Government National Mortgage Association, 4.00%, 7/20/49	197,130	204,280
Government National Mortgage Association, 4.50%, 9/20/39	193,606	209,147
Government National Mortgage Association, 4.50%, 7/20/41	107,380	116,007
Government National Mortgage Association, 4.50%, 2/20/47	90,726	96,063
Government National Mortgage Association, 4.50%, 8/20/47	176,984	187,916
Government National Mortgage Association, 4.50%, 1/20/48	613,160	643,971
Government National Mortgage Association, 4.50%, 3/20/48	129,514	136,401
Government National Mortgage Association, 4.50%, 7/20/48	315,213	331,911
Government National Mortgage Association, 5.00%, 7/20/45	264,528	290,525
NCUA Guaranteed Notes, Series A5, 3.45%, 6/12/21	1,000,000	1,014,910
Overseas Private Investment Corp., 2.58%, 7/15/38	750,000	757,733
Overseas Private Investment Corp., 2.74%, 9/15/29	512,178	523,387
Overseas Private Investment Corp., 3.52%, 9/20/32	455,357	488,183
Overseas Private Investment Corp., Series D, Zero Coupon, 1/26/21	400,000	421,135
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $77,041,324)		79,416,828
COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.1%
20 Times Square Trust, Series 2018-20TS, Class E, 3.10%, 5/15/35 (a)(c)	600,000	592,197
225 Liberty Street Trust, Series 2016-225L, Class A, 3.60%, 2/10/36 (a)	1,000,000	1,055,234
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 2.59%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(c)	400,000	398,576
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.36%, 9/15/48 (c)	500,000	525,572
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	640,445
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	510,090
BBCMS Trust, Series 2015-SRCH, Class C, 4.80%, 8/10/35 (a)	500,000	544,993
BBCMS Trust, Series 2015-SRCH, Class D, 4.96%, 8/10/35 (a)(c)	780,000	843,342
Bellemeade Re Ltd., Series 2019-2A, Class M1A, 2.79%, 4/25/29 (1 month USD LIBOR + 1.00%)(a)(c)	85,695	85,691
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.89%, 7/25/29 (1 month USD LIBOR + 1.10%)(a)(c)	120,111	120,214
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 3.39%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(c)	150,000	150,160
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	530,536
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.06%, 1/15/51 (c)	850,000	904,200
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62 (a)(c)	500,000	550,417
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	906,073
Benchmark Mortgage Trust, Series 2019-B15, Class AS, 3.23%, 12/15/72	500,000	510,427
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	803,955
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	521,604
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	899,683
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (a)	250,000	250,859
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39 (a)(c)	400,000	372,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 3.49%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	$1,300,000	$1,298,683
CIM Trust, Series 2017-2, Class A1, 3.71%, 12/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	87,662	88,381
CIM Trust, Series 2017-3, Class A1, 3.71%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	76,306	77,792
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57 (a)(c)	201,747	201,748
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	119,088
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	115,482
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	834,208
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	1,100,000	1,104,999
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class C, 3.62%, 11/10/52 (c)	450,000	448,958
COMM Mortgage Trust, Series 2014-CR19, Class C, 4.75%, 8/10/47 (c)	233,000	245,403
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.13%, 3/10/48 (c)	500,000	522,125
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	728,686
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.65%, 2/10/49 (c)	500,000	546,617
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 8/15/57	500,000	504,993
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	138,028	142,796
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48 (c)	300,000	320,437
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	770,922
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (a)(c)	416,523	433,769
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,108,707
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.70%, 11/10/46 (a)(c)	500,000	511,207
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.99%, 7/25/29 (1 month USD LIBOR + 1.20%)(c)	140,623	140,880
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 2.99%, 10/25/29 (1 month USD LIBOR + 1.20%)(c)	144,172	144,667
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 2.54%, 3/25/30 (1 month USD LIBOR + 0.75%)(c)	133,294	133,386
Federal Home Loan Mortgage Corp., Series 2018-SPI1, Class M1, 3.74%, 2/25/48 (a)(c)	13,019	13,061
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.81%, 5/25/48 (a)(c)	5,666	5,672
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1, 4.15%, 8/25/48 (a)(c)	40,554	40,685
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.46%, 11/25/48 (a)(c)	10,000	10,031
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 7.06%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	216,177	253,707
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27 (c)	500,000	535,060
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	404,605
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,056,212
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27 (c)	875,000	924,209
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 4/25/28	550,000	607,182
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	325,000	356,792
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28 (c)	770,000	847,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28 (c)	$150,000	$164,338
Federal Home Loan Mortgage Corp., Series K083, Class A2, 4.05%, 9/25/28 (c)	875,000	977,853
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28 (c)	350,000	389,060
Federal Home Loan Mortgage Corp., Series K086, Class A2, 3.86%, 11/25/28 (c)	600,000	662,325
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28 (c)	100,000	110,408
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29 (c)	360,000	393,386
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29 (c)	700,000	751,418
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	811,228
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33 (c)	600,000	673,658
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	473,262
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.21%, 4/25/28 (c)	1,580,000	1,653,760
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 4.39%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	128,848	134,171
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 4.79%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	172,710	181,673
Federal National Mortgage Association, Series 2017-C02, Class 2ED4, 2.64%, 9/25/29 (1 month USD LIBOR + 0.85%)(c)	145,000	143,410
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 3.99%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	45,000	45,265
Federal National Mortgage Association, Series 2018-C01, Class 1M1, 2.39%, 7/25/30 (1 month USD LIBOR + 0.60%)(c)	99,550	99,524
Federal National Mortgage Association, Series 2018-C02, Class 2EA2, 2.69%, 8/25/30 (c)	69,432	69,395
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 2.64%, 10/25/30 (1 month USD LIBOR + 0.85%)(c)	200,000	199,715
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.38%, 7/25/28 (c)	213,084	226,672
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.38%, 7/25/28 (c)	1,225,000	1,307,490
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.58%, 8/25/28 (c)	550,000	595,161
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28 (c)	500,000	531,303
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	996,176	967,516
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	949,037	936,053
Federal National Mortgage Association, Series 2019-M25, Class AV1, 2.05%, 12/25/26	1,091,083	1,087,868
Freddie Mac STACR Trust, Series 2019-HRP1, Class M1, 2.54%, 2/25/49 (1 month USD LIBOR + 0.75%)(a)(c)	88,772	88,772
Government National Mortgage Association, 3.50%, 1/20/49	414,650	434,065
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	377,421	384,209
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	436,372	459,677
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	470,011	472,901
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46 (h)	123,540	17,491
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (c)	800,000	864,700
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.18%, 12/10/43 (a)(c)	500,000	511,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	$1,100,000	$1,142,088
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,052,058
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,107,658
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 2.38%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	61,371	61,093
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34 (a)(c)	900,000	903,568
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,126,382
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 2.74%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(c)	400,000	399,994
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (a)(c)	36,017	36,123
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47 (a)(c)	327,425	330,891
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (a)(c)	33,991	34,763
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.46%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(c)	58,305	58,267
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (a)(c)	26,324	26,685
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (a)(c)	18,974	19,333
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (a)(c)	60,552	61,114
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class AS, 4.20%, 9/15/47 (c)	860,000	916,388
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.91%, 11/15/47 (a)(c)	470,000	437,936
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	500,000	522,664
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	120,345
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,100,000	1,159,881
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	1,100,000	1,161,360
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,123,944
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,020,855
Ladder Capital Commercial Mortgage Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 2/15/36 (a)	767,193	830,866
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 3.21%, 4/1/24 (1 month USD LIBOR + 1.50%)(a)(c)	85,412	85,721
MBRT, Series 2019-MBR, Class A, 2.61%, 11/15/36 (1 month USD LIBOR + 0.85%)(a)(c)	420,000	418,060
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (a)(c)	134,890	137,309
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.91%, 11/15/46 (c)	375,000	392,798
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	179,766
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	265,388
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, Series 2016-C29, Class D, 3.00%, 5/15/49 (a)	400,000	326,598
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.45%, 7/13/29 (a)(c)	670,000	676,471
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	639,142
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 3.14%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(c)	1,000,000	998,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	$1,000,000	$1,039,416
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	125,617	125,307
Natixis Commercial Mortgage Securities Trust, Series 2018-850T, Class A, 2.52%, 7/15/33 (1 month USD LIBOR + 0.78%)(a)(c)	1,000,000	997,485
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 5.99%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(c)	2,000,000	2,000,945
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.54%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	128,521	128,171
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57 (a)(c)	593,192	608,473
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (a)	500,000	486,265
RETL, Series 2019-RVP, Class A, 2.89%, 3/15/36 (1 month USD LIBOR + 1.15%)(a)(c)	295,795	295,979
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	486,484	505,178
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (a)(c)	46,305	47,138
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49 (a)(c)	72,061	73,378
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49 (a)(c)	99,719	101,581
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46 (a)(c)	380,169	384,019
STACR Trust, Series 2018-DNA3, Class M1, 2.54%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	86,466	86,501
STACR Trust, Series 2018-HRP2, Class M1, 2.64%, 2/25/47 (1 month USD LIBOR + 0.85%)(a)(c)	19,424	19,425
Station Place Securitization Trust, Series 2019-WL1, Class A, 2.44%, 8/25/52 (1 month USD LIBOR + 0.65%)(a)(c)	125,000	125,019
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	628,294
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	158,113
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	322,007
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,214,124
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	543,504
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	1,300,000	1,328,934
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.08%, 3/10/46 (a)(c)	225,000	215,413
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A3, 3.54%, 12/15/48	114,286	120,886
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	472,523
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50 (c)	500,000	519,534
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,007,600
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (a)(c)	60,646	61,338
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 5/15/45 (a)(c)	225,000	228,410
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.69%, 12/15/46 (c)	350,000	370,744
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $73,105,623)		76,123,472
U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury Bonds, 2.25%, 8/15/49	2,742,000	2,656,741
U.S. Treasury Bonds, 2.38%, 11/15/49	400,000	398,202
U.S. Treasury Bonds, 2.88%, 5/15/49	428,000	471,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/37	$4,000,000	$2,674,513
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/37(i)	5,100,000	3,389,714
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	465,000	278,396
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/41	910,000	540,638
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	2,120,000	1,252,704
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/41	465,000	270,535
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	310,000	177,709
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	365,123
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	565,000	313,253
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	267,224
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	1,775,000	951,666
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	292,855
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	210,720
U.S. Treasury Notes, 1.38%, 4/30/20	1,000,000	999,060
U.S. Treasury Notes, 1.50%, 11/30/21	1,250,000	1,247,968
U.S. Treasury Notes, 1.50%, 11/30/24	1,250,000	1,238,666
U.S. Treasury Notes, 1.63%, 12/15/22	3,150,000	3,151,250
U.S. Treasury Notes, 1.63%, 11/30/26	1,750,000	1,725,748
U.S. Treasury Notes, 1.75%, 7/31/21	250,000	250,555
U.S. Treasury Notes, 1.75%, 12/31/24	1,670,000	1,673,625
U.S. Treasury Notes, 1.75%, 11/15/29	6,288,000	6,188,153
U.S. Treasury Notes, 1.88%, 7/31/26	455,000	456,474
U.S. Treasury Notes, 2.25%, 4/30/21	2,500,000	2,520,761
U.S. Treasury Notes, 2.50%, 1/31/21	1,750,000	1,765,884
U.S. Treasury Notes, 2.50%, 2/28/26	7,370,000	7,672,261
U.S. Treasury Notes, 2.75%, 6/30/25	500,000	526,150
U.S. Treasury Notes, 2.88%, 9/30/23	2,000,000	2,087,302
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,084,681
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $48,831,589)		50,099,753
FOREIGN CORPORATE BONDS - 5.4%
BASIC MATERIALS - 0.5%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (a)	91,000	90,904
Braskem Netherlands Finance B.V., 4.50%, 1/31/30 (a)	207,000	206,068
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50 (a)	700,000	694,750
Constellium SE, 6.63%, 3/1/25 (a)	250,000	259,400
IAMGOLD Corp., 7.00%, 4/15/25 (a)	25,000	26,047
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA, 8.38%, 12/1/22 (a)	75,000	78,469
LG Chem Ltd., 3.25%, 10/15/24 (a)	660,000	677,144
LG Chem Ltd., 3.63%, 4/15/29 (a)	1,000,000	1,031,717
Mineral Resources Ltd., 8.13%, 5/1/27 (a)	75,000	82,312
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	200,000	206,500
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (a)	25,000	24,625
Total Basic Materials		3,377,936
COMMUNICATIONS - 0.3%
Altice France S.A., 8.13%, 2/1/27 (a)	200,000	225,250
Altice Luxembourg S.A., 10.50%, 5/15/27 (a)	200,000	228,010
Digicel Group Two Ltd., 8.25%, 9/30/22 (a)	98,000	23,520
Intelsat Connect Finance S.A., 9.50%, 2/15/23 (a)	200,000	139,940
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (a)	75,000	68,312
Intelsat Luxembourg S.A., 8.13%, 6/1/23	100,000	59,125
Telecom Italia Capital S.A., 6.00%, 9/30/34	125,000	134,062
Telecom Italia SpA, 5.30%, 5/30/24 (a)	25,000	26,875
Telefonica Emisiones S.A., 5.52%, 3/1/49	750,000	938,126
Telesat Canada/Telesat LLC, 4.88%, 6/1/27 (a)	25,000	25,438
Vodafone Group PLC, 4.88%, 6/19/49	78,000	90,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Vodafone Group PLC, 5.25%, 5/30/48	$116,000	$139,426
Vodafone Group PLC, (USD 5 year swap rate + 4.873%), 7.00%, 4/4/79 (7.00% fixed rate until 1/4/29; 4.87% + USD 5 year Swap Rate thereafter)(c)	75,000	88,001
Total Communications		2,186,260
CONSUMER, CYCLICAL - 0.2%
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28 (a)	25,000	25,063
Aptiv PLC, 5.40%, 3/15/49	575,000	651,389
Delphi Technologies PLC, 5.00%, 10/1/25 (a)	25,000	23,125
Gateway Casinos & Entertainment Ltd., Secured Note, 8.25%, 3/1/24 (a)	100,000	102,250
NCL Corp. Ltd., 3.63%, 12/15/24 (a)	25,000	25,344
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27 (a)	75,000	79,687
Virgin Australia Holdings Ltd., 8.13%, 11/15/24 (a)	25,000	24,846
Total Consumer, Cyclical		931,704
CONSUMER, NON-CYCLICAL - 0.3%
Avon International Capital PLC, 6.50%, 8/15/22 (a)	25,000	25,937
Bausch Health Cos., Inc., 5.00%, 1/30/28 (a)	50,000	51,319
Bausch Health Cos., Inc., 5.25%, 1/30/30 (a)	50,000	51,850
Bausch Health Cos., Inc., 5.75%, 8/15/27 (a)	25,000	27,125
Bausch Health Cos., Inc., 7.00%, 1/15/28 (a)	25,000	27,500
Bausch Health Cos., Inc., 7.25%, 5/30/29 (a)	75,000	85,687
DH Europe Finance II Sarl, 3.25%, 11/15/39	176,000	176,920
GlaxoSmithKline Capital PLC, 3.13%, 5/14/21	196,000	199,346
IHS Markit Ltd., 4.13%, 8/1/23	210,000	223,140
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25 (a)	25,000	25,875
JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 7/15/24 (a)	25,000	25,725
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30 (a)	100,000	107,410
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (a)	100,000	111,128
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 4.88%, 4/15/20 (a)	25,000	19,250
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	800,000	858,508
Total Consumer, Non-cyclical		2,016,720
DIVERSIFIED - 0.0% (j)
VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.50%, 6/1/24 (a)	50,000	47,500
ENERGY - 0.5%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (a)	475,000	485,260
BP Capital Markets PLC, 3.51%, 3/17/25	439,000	466,989
Canadian Natural Resources Ltd., 3.85%, 6/1/27	157,000	167,306
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	300,124
Ensign Drilling, Inc., 9.25%, 4/15/24 (a)	100,000	94,375
Equinor ASA, 3.25%, 11/18/49	500,000	502,370
Parkland Fuel Corp., 5.88%, 7/15/27 (a)	75,000	80,250
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	52,110
Petroleos Mexicanos, 6.49%, 1/23/27 (a)	262,000	278,600
Petroleos Mexicanos, 7.69%, 1/23/50 (a)	226,000	246,643
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49 (a)	200,000	204,562
Suncor Energy, Inc., 5.95%, 5/15/35	86,000	111,476
Total Capital International S.A., 3.46%, 7/12/49	166,000	174,051
Transocean Pontus Ltd., 6.13%, 8/1/25 (a)	78,320	80,278
Transocean Poseidon Ltd., 6.88%, 2/1/27 (a)	50,000	53,000
Transocean Sentry Ltd., 5.38%, 5/15/23 (a)	50,000	50,875
Transocean, Inc., 7.25%, 11/1/25 (a)	25,000	24,500
Transocean, Inc., 7.50%, 4/15/31	50,000	38,750
Transocean, Inc., 9.35%, 12/15/41	25,000	20,125
Total Energy		3,431,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL - 2.7%
Avolon Holdings Funding Ltd., 5.25%, 5/15/24 (a)	$25,000	$27,289
Banco Santander S.A., 3.31%, 6/27/29	200,000	205,830
Bank of Montreal, 2.05%, 11/1/22	428,000	429,516
Bank of Nova Scotia (The), 2.70%, 8/3/26	1,250,000	1,270,865
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (a)	490,000	513,558
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(a)(c)	380,000	411,317
Canadian Imperial Bank of Commerce, 2.34%, 3/17/23 ( SOFR + 0.80%)(c)	575,000	576,874
Commonwealth Bank of Australia, 3.74%, 9/12/39 (a)	600,000	600,918
Credit Suisse AG, 2.10%, 11/12/21	250,000	251,109
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(c)	451,000	456,023
DBS Group Holdings Ltd., 2.85%, 4/16/22 (a)	203,000	206,011
Deutsche Bank AG, Senior Note, 4.25%, 2/4/21	151,000	153,388
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	469,872
Enstar Group Ltd., 4.95%, 6/1/29	380,000	406,644
Fairstone Financial, Inc., 7.88%, 7/15/24 (a)	75,000	80,625
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	521,000	542,277
Global Aircraft Leasing Co., Ltd., Senior Note, PIK (6.500% Cash or 7.250% PIK), 6.50%, 9/15/24 (a)(d)	275,000	286,949
HSBC Holdings PLC, 3.40%, 3/8/21	268,000	272,194
ING Groep N.V., Senior Note, 4.63%, 1/6/26 (a)	775,000	861,270
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (a)	600,000	608,346
Intesa Sanpaolo SpA, Series XR, 4.70%, 9/23/49 (a)	475,000	482,842
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 1.65% + USD 5 year Swap Rate thereafter)(c)	173,000	179,489
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	285,000	290,343
Mitsubishi UFJ Financial Group, Inc., 3.41%, 3/7/24	510,000	531,502
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	364,000	363,772
National Australia Bank Ltd., 3.93%, 8/2/34 (3.93% fixed rate until 8/2/29; 1.88% + 5 year CMT thereafter)(a)(c)	200,000	207,584
National Bank of Canada, 2.15%, 10/7/22 (a)	261,000	260,803
NatWest Markets PLC, 3.63%, 9/29/22 (a)	702,000	726,893
Nederlandse Waterschapsbank N.V., Senior Note, 3.13%, 12/5/22 (a)	500,000	518,743
Royal Bank of Scotland Group PLC, 4.45%, 5/8/30 (4.45% fixed rate until 5/8/29; 1.87% + 3 month USD LIBOR thereafter)(c)	210,000	231,732
Royal Bank of Scotland Group PLC, 4.52%, 6/25/24 (4.52% fixed rate until 6/25/23; 1.55% + 3 month USD LIBOR thereafter)(c)	380,000	403,431
Safina Ltd., 2.00%, 12/30/23	281,077	281,674
Shinhan Bank Co., Ltd., 4.00%, 4/23/29 (a)	200,000	210,154
Societe Generale S.A., 3.88%, 3/28/24 (a)	350,000	367,816
State Bank of India, 4.38%, 1/24/24 (a)	205,000	215,877
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5.00% fixed rate until 4/2/29; 3.58% + 5 year CMT thereafter)(a)(c)	400,000	445,500
Toronto-Dominion Bank (The), 2.16%, 9/17/20 (3 month USD LIBOR + 0.26%)(c)	1,200,000	1,201,662
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	400,000	417,324
VCK Lease S.A., 2.59%, 7/24/26	600,793	612,857
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (a)	250,000	250,000
Total Financial		16,830,873
INDUSTRIAL - 0.4%
ARD Finance S.A., Senior Note, PIK (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27 (a)(d)	200,000	206,790
Bombardier, Inc., 7.88%, 4/15/27 (a)	200,000	205,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Canadian National Railway Co., 2.85%, 12/15/21	$122,000	$123,756
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26 (a)	25,000	25,687
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28 (a)	25,000	25,688
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	153,000	167,728
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	135,000	148,164
GFL Environmental, Inc., 5.13%, 12/15/26 (a)	25,000	26,284
Ingersoll-Rand Luxembourg Finance S.A., 3.50%, 3/21/26	300,000	313,553
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	306,277
Klabin Austria GmbH, 7.00%, 4/3/49 (a)	250,000	273,125
Masonite International Corp., 5.38%, 2/1/28 (a)	25,000	26,406
Masonite International Corp., 5.75%, 9/15/26 (a)	75,000	79,687
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	204,252
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25 (a)	510,000	536,946
Total Industrial		2,670,093
TECHNOLOGY - 0.1%
Camelot Finance S.A., 4.50%, 11/1/26 (a)	75,000	77,063
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29 (a)	181,000	195,464
Open Text Corp., 5.88%, 6/1/26 (a)	100,000	107,000
Total Technology		379,527
UTILITIES - 0.4%
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79 (6.35% fixed rate until 4/7/25; 4.92% + 5 year CMT thereafter)(a)(c)	1,000,000	1,025,000
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (a)	430,000	472,467
Electricite de France S.A., 5.00%, 9/21/48 (a)	250,000	297,314
Enel Finance International N.V., 2.65%, 9/10/24 (a)	215,000	215,529
Enel Finance International N.V., 3.50%, 4/6/28 (a)	170,000	173,812
Enel Finance International N.V., 3.63%, 5/25/27 (a)	80,000	82,796
Total Utilities		2,266,918
TOTAL FOREIGN CORPORATE BONDS (Cost: $32,778,545)		34,139,175
MUNICIPAL BONDS - 2.6%
CALIFORNIA - 1.0%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	229,119
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	213,751
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,050,980
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	316,868
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,226,753
State of California, General Obligation, 2.25%, 10/1/23	1,000,000	1,010,360
State of California, General Obligation, 2.48%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	1,003,750
State of California, General Obligation, 4.60%, 4/1/38	500,000	554,000
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	422,433
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	517,860
Total California		6,545,874
Connecticut - 0.1%
Connecticut Housing Finance Authority, 2.18%, 5/15/49 ( SOFR + 0.00%)(c)	500,000	490,385
HAWAII - 0.2%
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	553,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
HAWAII (continued)
City & County of Honolulu, HI, General Obligation, Series F-Green Bond, 3.94%, 9/1/34	$500,000	$542,375
Total Hawaii		1,096,318
ILLINOIS - 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	560,535
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	226,903
State of Illinois, General Obligation, 5.10%, 6/1/33	150,000	161,704
Total Illinois		949,142
New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	470,598
New York - 0.1%
City of New York NY, General Obligation, Series C, 3.25%, 12/1/23	580,000	607,620
Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,167,080
Oregon - 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (a)(c)	500,000	471,060
TEXAS - 0.5%
City of Austin TX Electric Utility Revenue, 2.68%, 11/15/25	1,450,000	1,485,786
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	80,419
Texas Water Development Board, Revenue Bonds, 4.19%, 10/15/43	500,000	539,465
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, 3.70%, 10/15/47	1,000,000	1,033,480
Total Texas		3,139,150
Wisconsin - 0.2%
City of Kaukauna WI Electric System, Revenue Bonds, AGM, 2.70%, 12/15/31	1,400,000	1,366,736
TOTAL MUNICIPAL BONDS (Cost: $15,796,968)		16,303,963
SUPRANATIONAL BONDS - 1.4%
Asian Development Bank, 3.13%, 9/26/28	500,000	545,195
Digicel Group One Ltd., 8.25%, 12/30/22 (a)	68,000	37,910
European Investment Bank, 1.63%, 8/14/20	460,000	459,911
European Investment Bank, 2.38%, 5/24/27	500,000	515,416
European Stability Mechanism, Senior Note, 2.13%, 11/3/22 (a)	1,000,000	1,011,360
Inter-American Development Bank, 1.71%, 10/9/20 (1 month USD LIBOR + 0.00%)(c)	1,000,000	999,440
International Bank for Reconstruction & Development, 1.78%, 3/18/20 (1 month USD LIBOR + 0.03%)(c)	1,000,000	1,000,011
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	685,000	734,320
International Development Association, 2.75%, 4/24/23 (a)	500,000	515,871
International Finance Corp., 1.75%, 3/30/20	1,000,000	999,983
Kreditanstalt fuer Wiederaufbau, 1.63%, 3/15/21	319,000	318,810
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	1,000,000	1,001,107
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,008,934
TOTAL SUPRANATIONAL BONDS (Cost: $8,917,101)		9,148,268
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Colombia - 0.0% (j)
Colombia Government International Bond, 5.00%, 6/15/45	200,000	232,300
INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	203,388
Indonesia Government International Bond, 4.13%, 1/15/25 (a)	400,000	428,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
INDONESIA (continued)
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	$200,000	$215,344
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23 (a)	300,000	311,880
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24 (a)	250,000	265,012
Total Indonesia		1,424,480
Iraq - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	504,362
ITALY - 0.2%
Italy Government International Bond, 2.88%, 10/17/29	215,000	204,019
Italy Government International Bond, 4.00%, 10/17/49	1,268,000	1,209,886
Total Italy		1,413,905
MEXICO - 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	226,975
Mexico Government International Bond, 4.75%, 3/8/44	134,000	148,070
Total Mexico		375,045
Panama - 0.0% (j)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	140,126
Qatar - 0.0% (j)
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000	229,004
Romania - 0.0% (j)
Romanian Government International Bond, 5.13%, 6/15/48 (a)	50,000	57,475
Saudi Arabia - 0.1%
Saudi Government International Bond, 4.00%, 4/17/25 (a)	300,000	323,400
Tunisia - 0.0% (j)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	196,460
Ukraine - 0.2%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,115,598
United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (a)	250,000	261,837
Uruguay - 0.0% (j)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	176,745
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,228,522)		6,450,737
FOREIGN GOVERNMENT AGENCIES - 0.5%
CANADA - 0.3%
OMERS Finance Trust, 2.50%, 5/2/24 (a)	1,000,000	1,022,221
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,041,878
Total Canada		2,064,099
NORWAY - 0.1%
Kommunalbanken A/S, 1.75%, 9/15/20 (a)	312,000	311,881
Kommunalbanken A/S, 2.13%, 2/11/25 (a)	500,000	507,735
Total Norway		819,616
South Korea - 0.1%
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (a)	200,000	209,891
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,945,195)		3,093,606
BANK LOANS - 0.3%
BASIC MATERIALS - 0.0% (j)
Aleris International, Inc. 2018 Term Loan, 6.55%, 2/27/23 (1 month USD LIBOR + 4.75%)(c)	49,250	49,225
UFC Holdings LLC 2019 Term Loan, 5.05%, 4/29/26 (1 month USD LIBOR + 3.25%)(c)	24,871	25,017
Total Basic Materials		74,242
COMMUNICATIONS - 0.1%
Altice France S.A. 2018 Term Loan B13, 5.74%, 8/14/26 (1 month USD LIBOR + 4.00%)(c)	123,750	123,853
Diamond Sports Group LLC Term Loan, 5.03%, 8/24/26 (1 month USD LIBOR + 3.25%)(c)	49,875	49,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
BANK LOANS (continued)
COMMUNICATIONS (continued)
Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.45%, 9/18/26 (1 month USD LIBOR + 2.75%)(c)	$75,000	$75,349
Sinclair Television Group, Inc. Term Loan B2B, 4.24%, 9/30/26 (1 month USD LIBOR + 2.50%)(c)	49,875	50,000
Staples, Inc. 7 Year Term Loan, 6.69%, 4/16/26 (1 month USD LIBOR + 5.00%)(c)	74,625	73,254
Total Communications		372,227
CONSUMER, CYCLICAL - 0.1%
ASP Unifrax Holdings, Inc. Term Loan B, 5.69%, 12/12/25 (3 month USD LIBOR + 3.75%)(c)	24,750	22,578
Boyd Gaming Corp. Term Loan B3, 3.85%, 9/15/23 (1 Week USD LIBOR + 2.25%)(c)	17,291	17,394
HD Supply, Inc. Term Loan B5, 3.55%, 10/17/23 (1 month USD LIBOR + 1.75%)(c)	49,499	49,783
Hilton Worldwide Finance LLC 2019 Term Loan B2, 3.54%, 6/22/26 (1 month USD LIBOR + 1.75%)(c)	50,000	50,313
IAA Spinco, Inc. Term Loan B, 4.06%, 6/28/26 (1 month USD LIBOR + 2.25%)(c)	24,250	24,432
KAR Auction Services, Inc. 2019 Term Loan B6, 4.06%, 9/19/26 (1 month USD LIBOR + 2.25%)(c)	24,938	25,093
Life Time, Inc. 2017 Term Loan B, 4.66%, 6/10/22 (3 month USD LIBOR + 2.75%)(c)	122,802	123,033
Marriott Ownership Resorts, Inc. 2019 Term Loan B, 3.55%, 8/31/25 (1 month USD LIBOR + 1.75%)(c)	49,625	49,873
Panther BF Aggregator 2 L.P. USD Term Loan B, 5.30%, 4/30/26 (1 month USD LIBOR + 3.50%)(c)	149,625	149,906
Total Consumer, Cyclical		512,405
CONSUMER, NON-CYCLICAL - 0.0% (j)
MRO Holdings, Inc. 2019 Term Loan B, 6.94%, 6/4/26 (3 month USD LIBOR + 5.00%)(c)	74,625	74,127
National Intergovernmental Purchase 1st Lien Term Loan, 5.69%, 5/23/25 (3 month USD LIBOR + 3.75%)(c)	74,434	74,310
Total Consumer, Non-cyclical		148,437
ENERGY - 0.1%
Citgo Holding, Inc. 2019 Term Loan B, 8.80%, 8/1/23 (1 month USD LIBOR + 7.00%)(c)	74,813	76,090
Consolidated Energy Finance S.A. Term Loan B, 4.55%, 5/7/25 (3 month USD LIBOR + 2.50%)(c)	73,875	72,398
Prairie ECI Acquiror L.P. Term Loan B, 6.69%, 3/11/26 (3 month USD LIBOR + 4.75%)(c)	48,750	48,285
Total Energy		196,773
FINANCIAL - 0.0% (j)
Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 5.05%, 10/1/25 (1 month USD LIBOR + 3.25%)(c)	74,500	75,133
Hub International Ltd. 2018 Term Loan B, 4.69%, 4/25/25 (3 month USD LIBOR + 2.75%)(c)	24,625	24,593
Motion Finco S.a.r.l. Delayed Draw Term Loan B2, Zero Coupon, 11/4/26(k)	2,904	2,934
Motion Finco S.a.r.l. USD Term Loan B1, Zero Coupon, 11/13/26(k)	22,096	22,324
Total Financial		124,984
Health Care - 0.0% (j)
MPH Acquisition Holdings LLC 2016 Term Loan B, 4.69%, 6/7/23 (3 month USD LIBOR + 2.75%)(c)	23,202	22,842
INDUSTRIAL - 0.0% (j)
Altra Industrial Motion Corp. 2018 Term Loan B, 3.80%, 10/1/25 (1 month USD LIBOR + 2.00%)(c)	22,202	22,247
Berry Plastics Group USD Term Loan U, 4.22%, 7/1/26 (3 month USD LIBOR + 2.50%)(c)	174,125	174,416
Total Industrial		196,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

December 31, 2019

Investments	Principal Amount	Value
BANK LOANS (continued)
TECHNOLOGY - 0.0% (j)
Camelot U.S. Acquisition 1 Co. Term Loan B, 0.00%, 10/31/26(k)	$50,000	$50,275
Iqvia, Inc. 2018 USD Term Loan B3, 3.69%, 6/11/25 (3 month USD LIBOR + 1.75%)(c)	24,749	24,857
Total Technology		75,132
TOTAL BANK LOANS (Cost: $1,715,911)		1,723,705

	Shares
COMMON STOCKS - 0.0% (j)
CHEMICALS - 0.0% (j)
Hexion Holdings Corp., Class B(l)	6,374	76,806
ENERGY EQUIPMENT & SERVICES - 0.0% (j)
Jones Energy II, Inc.(l)	3,046	33,887

TOTAL COMMON STOCKS (Cost: $141,589)		110,693

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.44%(m) (Cost: $12,324,822)	12,324,822	12,324,822
TOTAL INVESTMENTS - 100.6% (Cost: $613,083,708)		635,363,821
OTHER ASSETS AND LIABILITIES, NET - (0.6)%		(3,725,293)
NET ASSETS - 100.0%		$631,638,528

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2019, the value of these securities was $188,325,524, representing 29.8% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2019, the value of these securities was $345,654, representing 0.1% of net assets.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	Perpetual floating rate security. Date shown reflects the next reset date.
(f)	Security is currently in default.
(g)	To-be-announced (“TBA”) security.
(h)	Interest only security.
(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(j)	Amount is less than 0.05%.
(k)	This position represents an unsettled purchase of a bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate. The coupon rate determined upon settlement was 0.00%.
(l)	Non-income producing.
(m)	The rate shown is the annualized seven-day yield at December 31, 2019.
ABS	Asset Backed Securities
CLO	Collateralized Loan Obligations
PIK	Paid-In-Kind
CMT	Constant Maturity Treasury Indexes
REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Funding Rate

Futures contracts open at December 31, 2019:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 4.7%
U.S. Treasury 2-Year Notes	Long	9,200,000	03/31/2020	$9,913,000	$688
U.S. Treasury 5-Year Notes	Long	11,600,000	03/31/2020	13,758,688	(21,802)
U.S. Treasury Ultra Long-Term Bonds	Long	3,300,000	03/20/2020	5,994,656	(168,204)
Total					$(189,318)
CONTRACTS SOLD - (2.3)%
U.S. Treasury 10-Year Notes	Short	(500,000)	03/20/2020	$(642,110)	$71
U.S. Treasury 10-Year Ultra Long-Term Bonds	Short	(6,700,000)	03/20/2020	(9,427,109)	104,607
U.S. Treasury Long-Term Bonds	Short	(2,700,000)	03/20/2020	(4,209,469)	56,822
Total					$161,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED-INCOME FUND (concluded)

December 31, 2019

Forward Sales Contracts — As of December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Prinicipal Amount	Value
To Be Announced Securities – (0.5)%
Uniform Mortgage-Backed Securities	4.00%	TBA – 30yr	1/14/50	$(2,000,000)	$(2,078,702)
Uniform Mortgage-Backed Securities	4.00%	TBA – 30yr	2/12/50	(1,000,000)	(1,040,281)
Total (Proceeds Receivable: $3,115,107)					$(3,119,983)

(a)	To Be Announced (“TBA”) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Corporate Bonds	$—	$256,565,866	$—	$256,565,866
Asset-Backed Securities	—	89,862,933	—	89,862,933
U.S. Government Agencies	—	79,416,828	—	79,416,828
Commercial Mortgage-Backed Securities	—	76,123,472	—	76,123,472
U.S. Government Obligations	—	50,099,753	—	50,099,753
Foreign Corporate Bonds	—	34,139,175	—	34,139,175
Municipal Bonds	—	16,303,963	—	16,303,963
Supranational Bonds	—	9,148,268	—	9,148,268
Foreign Government Obligations	—	6,450,737	—	6,450,737
Foreign Government Agencies	—	3,093,606	—	3,093,606
Bank Loans	—	1,723,705	—	1,723,705
Common Stocks	76,806	33,887	—	110,693
Money Market Fund	12,324,822	—	—	12,324,822
Total Investment in Securities	$12,401,628	$622,962,193	$—	$635,363,821
Other Financial Instruments:
Future Contracts(a)	162,188	—	—	162,187
Liabilities:
Other Financial Instruments:
Forward sale contracts, at value	—	(3,119,983)	—	(3,119,983)
Futures Contracts(a)	(190,006)	—	—	(190,005)
Total Other Financial Instruments	$(190,006)	$(3,119,983)	$—	$(3,309,988)

(a) Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

December 31, 2019 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund offers Institutional Class, Advisor Class and Class R shares. As of December 31, 2019, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

2. Investment Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to PFM Asset Management LLC (the “Adviser”), the adviser to the Funds, the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. A Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy, but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the VC’s own assumption for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.